UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2018

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 48.1%
Information Technology - 10.4%
Communications Equipment - 0.2%
Cisco Systems, Inc.	53,124	$1,981,525

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	53,900	4,882,801
Avnet, Inc.	3,520	145,763
LG Innotek Co., Ltd.	1,600	239,201
Sunny Optical Technology Group Co., Ltd.	13,000	218,612

		5,486,377

Internet Software & Services - 2.2%
Alphabet, Inc.-Class A (a)	490	507,723
Alphabet, Inc.-Class C (a)	15,433	15,763,421
Baidu, Inc. (Sponsored ADR) (a)	700	167,006
eBay, Inc. (a)	9,990	346,353
Facebook, Inc.-Class A (a)	5,365	950,571
Mixi, Inc.	10,100	470,458
Moneysupermarket.com Group PLC	332,510	1,506,450

		19,711,982

IT Services - 3.6%
Accenture PLC-Class A	1,032	152,746
Amadeus IT Group SA-Class A	27,140	1,957,145
Amdocs Ltd.	12,947	845,310
Booz Allen Hamilton Holding Corp.	37,296	1,442,982
Capgemini SE	12,660	1,458,099
DXC Technology Co.	1,750	168,245
Fidelity National Information Services, Inc.	16,210	1,529,089
Gartner, Inc. (a)	54,590	6,599,385
Goodman Networks, Inc. (a)(b)(c)(d)	3,005	0
Mastercard, Inc.-Class A	73,630	11,079,106
Otsuka Corp.	17,200	1,287,280
Total System Services, Inc.	36,850	2,740,166
Visa, Inc.-Class A	29,020	3,267,362

		32,526,915

Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	10,499	554,032
Intel Corp.	61,311	2,749,185
Lam Research Corp.	2,768	532,370
Smart Modular Technologies (a)(b)(c)	368	11,036
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	25,110	994,356
Texas Instruments, Inc.	15,173	1,476,181

		6,317,160

Software - 2.1%
Check Point Software Technologies Ltd. (a)	11,160	1,163,876
Constellation Software, Inc./Canada	650	380,725
Electronic Arts, Inc. (a)	4,520	480,702
Microsoft Corp.	109,221	9,193,132
Nexon Co., Ltd. (a)	1,600	46,263
Nice Ltd.	18,080	1,578,663
Oracle Corp.	55,218	2,708,995

Company	Shares	U.S. $ Value
Oracle Corp. Japan	21,600	$1,925,325
salesforce.com, Inc. (a)	6,419	669,630
Trend Micro, Inc./Japan	4,900	278,144
VMware, Inc.-Class A (a)(e)	3,863	463,985

		18,889,440

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	50,612	8,697,672
BlackBerry Ltd. (a)	12,900	139,184
HP, Inc.	26,150	560,917
Travelport Worldwide Ltd.	4,494	60,175

		9,457,948

		94,371,347

Consumer Discretionary - 8.1%
Auto Components - 0.8%
Autoliv, Inc. (e)	10,590	1,354,673
Delphi Automotive PLC	59,950	6,274,966

		7,629,639

Automobiles - 0.1%
Fiat Chrysler Automobiles NV (a)	31,200	535,801
Ford Motor Co.	21,940	274,689
Geely Automobile Holdings Ltd.	45,000	157,945

		968,435

Distributors - 0.1%
PALTAC Corp.	17,400	773,508

Diversified Consumer Services - 0.7%
Laureate Education, Inc.-Class A (a)	6,633	90,408
Service Corp. International/US	127,170	4,698,932
Sotheby’s (a)	31,595	1,628,090

		6,417,430

Hotels, Restaurants & Leisure - 1.9%
Aristocrat Leisure Ltd.	116,630	1,949,131
Caesars Entertainment Corp. (a)(f)	5,492	72,769
Compass Group PLC	84,332	1,710,318
eDreams ODIGEO SA (a)	29,487	145,301
Hilton Worldwide Holdings, Inc.	5,630	436,663
McDonald’s Corp.	7,380	1,269,139
Starbucks Corp.	194,993	11,274,495
TUI AG	4,488	82,893

		16,940,709

Household Durables - 0.3%
Auto Trader Group PLC (g)	214,850	976,849
Electrolux AB-Class B	14,227	472,519
Hovnanian Enterprises, Inc.-Class A (a)	7,965	22,700
LG Electronics, Inc.	3,660	304,550
Persimmon PLC	26,000	893,037

		2,669,655

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc. (a)	915	$1,076,726
JD.com, Inc. (ADR) (a)	1,600	59,920
Netflix, Inc. (a)	3,440	645,275
Priceline Group, Inc. (The) (a)	4,331	7,534,684

		9,316,605

Leisure Products - 0.1%
Hasbro, Inc.	11,760	1,093,915
Sega Sammy Holdings, Inc.	10,400	125,916

		1,219,831

Media - 0.7%
Charter Communications, Inc.-Class A (a)	193	62,958
Clear Channel Outdoor Holdings, Inc.-Class A	7,440	34,968
Comcast Corp.-Class A	55,598	2,087,149
CTS Eventim AG & Co. KGaA	14,280	693,628
DISH Network Corp.-Class A (a)	609	30,846
Gray Television, Inc. (a)	3,317	47,765
Liberty Global PLC-Class A (a)	16,130	512,289
Nexstar Media Group, Inc.-Class A	979	66,474
Omnicom Group, Inc.	29,770	2,126,769
Sirius XM Holdings, Inc. (e)	68,950	379,225
Townsquare Media, Inc.-Class A (a)	4,361	34,626

		6,076,697

Multiline Retail - 0.1%
Dollarama, Inc.	4,630	565,979
Target Corp.	2,320	138,968

		704,947

Specialty Retail - 1.4%
AutoZone, Inc. (a)	2,197	1,508,812
Home Depot, Inc. (The)	8,661	1,557,421
Ross Stores, Inc.	15,687	1,192,683
TJX Cos., Inc. (The)	18,540	1,400,697
Ulta Salon Cosmetics & Fragrance, Inc. (a)	29,678	6,579,909

		12,239,522

Textiles, Apparel & Luxury Goods - 0.9%
ANTA Sports Products Ltd.	89,000	398,840
HUGO BOSS AG	20,036	1,650,196
NIKE, Inc.-Class B	93,943	5,676,036
Ralph Lauren Corp.	3,350	318,753

		8,043,825

		73,000,803

Financials - 7.3%
Banks - 2.9%
Bank of America Corp.	15,535	437,621
Citigroup, Inc.	41,803	3,156,127
DBS Group Holdings Ltd.	243,100	4,427,539
DNB ASA	54,407	991,042
Hana Financial Group, Inc.	12,260	535,095

Company	Shares	U.S. $ Value
JPMorgan Chase & Co.	12,115	$1,266,260
Jyske Bank A/S	61,700	3,331,668
KB Financial Group, Inc.	5,110	282,155
Mitsubishi UFJ Financial Group, Inc.	251,700	1,794,148
Mizrahi Tefahot Bank Ltd.	6,600	120,441
National Australia Bank Ltd.	34,390	772,618
Oversea-Chinese Banking Corp., Ltd.	119,600	1,106,987
PNC Financial Services Group, Inc. (The)	1,946	273,530
Raiffeisen Bank International AG (a)	12,924	456,815
Royal Bank of Canada	22,230	1,737,701
Swedbank AB-Class A	33,590	803,295
Toronto-Dominion Bank (The)	34,659	1,967,543
US Bancorp	1,290	71,144
Wells Fargo & Co.	43,427	2,452,323
Woori Bank	30,860	459,164

		26,443,216

Capital Markets - 2.8%
Ameriprise Financial, Inc.	2,600	424,398
BlackRock, Inc.-Class A	3,910	1,959,653
Charles Schwab Corp. (The)	206,015	10,051,471
China Everbright Ltd.	218,000	487,941
CI Financial Corp. (e)	10,700	241,759
CME Group, Inc.-Class A	12,700	1,899,159
IG Group Holdings PLC	64,770	566,372
Julius Baer Group Ltd. (a)	41,188	2,422,102
London Stock Exchange Group PLC	18,280	934,586
Moody’s Corp.	537	81,527
Morgan Stanley	12,936	667,627
Partners Group Holding AG	1,940	1,336,066
S&P Global, Inc.	2,450	405,426
Singapore Exchange Ltd.	465,100	2,592,877
Thomson Reuters Corp.	30,160	1,328,288

		25,399,252

Consumer Finance - 0.1%
American Express Co.	7,030	686,901
Capital One Financial Corp.	1,648	151,616
Discover Financial Services	1,098	77,519

		916,036

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc.-Class B (a)	1,090	210,381
Cielo SA	249,900	1,747,080
Holdco, Inc. (a)(b)(c)(d)	145,780	93,299
Industrivarden AB-Class C	13,250	323,114

		2,373,874

Insurance - 1.2%
Aflac, Inc.	1,779	155,912
American International Group, Inc.	9,550	572,618
Aon PLC	6,450	904,419
Direct Line Insurance Group PLC	168,790	835,352
Euler Hermes Group	3,970	575,444
FNF Group	52,508	2,124,474
Japan Post Holdings Co., Ltd.	14,400	166,022
Marsh & McLennan Cos., Inc.	28,530	2,394,523

Company	Shares	U.S. $ Value
Prudential Financial, Inc.	3,847	$445,636
Swiss Re AG	12,950	1,215,883
Travelers Cos., Inc. (The)	2,211	299,745
Tryg A/S	44,890	1,091,532

		10,781,560

		65,913,938

Health Care - 7.0%
Biotechnology - 1.4%
Amgen, Inc.	4,072	715,287
Biogen, Inc. (a)	8,330	2,683,676
Celgene Corp. (a)	50,292	5,070,943
Gilead Sciences, Inc.	60,578	4,530,023

		12,999,929

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	185,349	10,448,123
Baxter International, Inc.	4,698	307,860
Cochlear Ltd.	3,255	444,948
West Pharmaceutical Services, Inc.	29,541	2,952,032

		14,152,963

Health Care Providers & Services - 2.0%
Aetna, Inc.	9,871	1,778,557
Anthem, Inc.	37,720	8,862,691
Centene Corp. (a)	1,013	103,417
Community Health Systems, Inc. (a)(e)	5,242	23,851
Humana, Inc.	2,344	611,456
LifePoint Health, Inc. (a)	1,006	48,087
McKesson Corp.	400	59,096
Quorum Health Corp. (a)	458	2,148
Tenet Healthcare Corp. (a)(e)	2,448	34,517
UnitedHealth Group, Inc.	30,068	6,860,615

		18,384,435

Life Sciences Tools & Services - 0.4%
IQVIA Holdings, Inc. (a)	35,447	3,615,949

Pharmaceuticals - 1.6%
Allergan PLC	929	161,488
Eli Lilly & Co.	1,629	137,879
Endo International PLC (a)	3,078	22,592
Horizon Pharma PLC (a)	1,435	20,635
Johnson & Johnson	6,160	858,273
Merck & Co., Inc.	33,155	1,832,477
Novo Nordisk A/S-Class B	11,840	611,997
Pfizer, Inc.	44,761	1,623,034
Roche Holding AG	7,475	1,889,044
Sanofi	9,479	864,670
Shire PLC	25,400	1,259,213
Zoetis, Inc.	68,125	4,924,756

		14,206,058

		63,359,334

Company	Shares	U.S. $ Value
Industrials - 5.0%
Aerospace & Defense - 0.6%
Boeing Co. (The)	10,160	$2,812,288
Raytheon Co.	11,420	2,182,933

		4,995,221

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	22,242	1,927,269

Airlines - 0.4%
Japan Airlines Co., Ltd.	55,300	2,028,798
Qantas Airways Ltd.	373,020	1,609,265

		3,638,063

Building Products - 0.3%
Allegion PLC	32,891	2,767,449

Commercial Services & Supplies - 0.4%
G4S PLC	193,190	670,132
Republic Services, Inc.-Class A	8,740	567,576
Stericycle, Inc. (a)	27,520	1,824,851
Toppan Printing Co., Ltd.	52,000	485,602

		3,548,161

Construction & Engineering - 0.0%
Modular Space Corp. (d)(h)	5,852	90,706

Consumer Cyclical - Automotive - 0.0%
Exide Technologies (a)(c)(d)(i)	2,460	9,686
Exide Technologies/Old (a)(c)(d)(i)	1,244	4,898

		14,584

Electrical Equipment - 0.0%
Emerson Electric Co.	4,301	278,791

Energy Equipment & Services - 0.0%
Sanchez Energy Corp. (a)(e)	696	3,605

Energy Other - 0.0%
Tervita Corp. (a)(b)(c)(d)	1,456	10,439

Industrial Conglomerates - 0.2%
CITIC Ltd.	335,000	474,597
Honeywell International, Inc.	4,941	770,598

		1,245,195

Machinery - 0.9%
Caterpillar, Inc.	3,170	447,445
Dover Corp.	43,990	4,298,263
Kone Oyj-Class B	63,100	3,247,529

		7,993,237

Marine - 0.0%
Mitsui OSK Lines Ltd.	6,500	210,589

Professional Services - 1.6%
Intertek Group PLC	17,640	1,248,253
RELX NV	224,440	5,132,382

Company	Shares	U.S. $ Value
Verisk Analytics, Inc.-Class A (a)	76,800	$7,405,056
Wolters Kluwer NV	17,570	909,749

		14,695,440

Road & Rail - 0.2%
Central Japan Railway Co.	3,000	556,092
CSX Corp.	11,102	618,937
Union Pacific Corp.	1,200	151,800

		1,326,829

Trading Companies & Distributors - 0.0%
Emeco Holdings Ltd. (a)	38,973	7,665

Transportation Infrastructure - 0.2%
Aena SME SA (g)	5,760	1,145,218
Flughafen Zurich AG	4,290	966,077

		2,111,295

		44,864,538

Consumer Staples - 3.6%
Beverages - 0.3%
Constellation Brands, Inc.-Class A	753	163,845
Diageo PLC	18,150	627,511
PepsiCo, Inc.	15,760	1,836,355
Royal Unibrew A/S	10,780	615,621

		3,243,332

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	3,910	721,121
CVS Health Corp.	27,056	2,072,490
Distribuidora Internacional de Alimentacion SA (e)	83,920	394,897
Empire Co., Ltd.-Class A	27,790	534,626
J Sainsbury PLC	156,735	492,138
Jeronimo Martins SGPS SA	25,068	492,314
Wal-Mart Stores, Inc.	6,010	584,352

		5,291,938

Food Products - 1.3%
Danone SA	9,586	809,527
Hershey Co. (The)	55,980	6,209,861
Salmar ASA	64,610	1,897,145
Sanderson Farms, Inc.	4,630	785,665
Tyson Foods, Inc.-Class A	20,669	1,700,025

		11,402,223

Household Products - 0.2%
Kimberly-Clark Corp.	5,816	696,524
Procter & Gamble Co. (The)	10,328	929,417

		1,625,941

Personal Products - 0.5%
L’Oreal SA	16,098	3,560,783
Unilever PLC	14,840	837,098

		4,397,881

Company	Shares	U.S. $ Value
Tobacco - 0.7%
Altria Group, Inc.	34,063	$2,310,494
British American Tobacco PLC	31,604	2,009,771
Philip Morris International, Inc.	20,416	2,097,744

		6,418,009

		32,379,324

Materials - 1.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	3,690	601,618
BASF SE	23,400	2,623,914
Covestro AG (g)	11,548	1,202,673
Croda International PLC	29,940	1,731,203
Ecolab, Inc.	45,860	6,233,291
Lotte Chemical Corp.	1,170	386,547
LyondellBasell Industries NV-Class A	5,750	602,025
Monsanto Co.	4,980	589,333
Sherwin-Williams Co. (The)	1,570	627,089

		14,597,693

Containers & Packaging - 0.2%
Amcor Ltd./Australia	120,150	1,409,035

Metals & Mining - 0.1%
Anglo American PLC (e)	4,613	84,818
Barrick Gold Corp. (Toronto)	12,970	179,146
Constellium NV-Class A (a)	8,996	95,358
Freeport-McMoRan, Inc. (a)	36,600	509,472
Neenah Enterprises, Inc. (a)(b)(c)(d)	10,896	13,729

		882,523

		16,889,251

Energy - 1.8%
Energy Equipment & Services - 0.3%
Halliburton Co.	13,008	543,474
Schlumberger Ltd.	25,174	1,582,186
TechnipFMC PLC	21,030	602,299

		2,727,959

Oil, Gas & Consumable Fuels - 1.5%
Berry Pete Corp. (a)(b)(d)	5,356	48,204
Caltex Australia Ltd.	19,380	501,983
CHC Group LLC (a)(i)	2,966	20,762
Chesapeake Energy Corp. (a)(e)	13,075	53,215
Chevron Corp.	610	72,584
ConocoPhillips	20,850	1,060,848
EP Energy Corp.-Class A (a)(e)	6,082	10,887
Exxon Mobil Corp.	9,825	818,324
Halcon Resources Corp. (a)	670	4,750
K2016470219 South Africa Ltd.-A Shares (a)(b)(c)(d)(e)	465,862	1
K2016470219 South Africa Ltd.-B Shares (a)(b)(c)(d)(e)	73,623	0
Linn Energy, Inc.	233	8,735

Company	Shares	U.S. $ Value
Linn Energy, Inc. (a)	4,124	$154,609
LUKOIL PJSC (Sponsored ADR)	31,507	1,762,817
Marathon Petroleum Corp.	9,920	621,290
Oasis Petroleum, Inc. (a)	1,937	19,816
Origin Energy Ltd. (a)	73,730	500,256
Paragon Litigation-Class A (b)(e)	649	649
Paragon Litigation-Class B (b)(e)	974	18,343
Paragon Offshore Ltd. (b)(d)	649	11,141
Peabody Energy Corp. (a)	3,886	129,443
Phillips 66	6,370	621,457
Polski Koncern Naftowy ORLEN SA	14,290	449,185
Royal Dutch Shell PLC-Class B	132,680	4,298,924
SandRidge Energy, Inc. (a)	1,407	26,184
Suncor Energy, Inc. (Toronto)	7,420	257,369
Thai Oil PCL	132,700	378,496
TOTAL SA	20,084	1,135,246
Triangle Petroleum Corp. (a)	7,408	289
Valero Energy Corp.	7,571	648,229
Vantage Drilling International (a)(b)(d)	200	38,500
Whiting Petroleum Corp. (a)	2,269	56,612

		13,729,148

		16,457,107

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	23,427	852,274
HKT Trust & HKT Ltd.-Class SS	1,542,000	1,932,892
Nippon Telegraph & Telephone Corp.	34,900	1,821,919

		4,607,085

Wireless Telecommunication Services - 1.1%
China Mobile Ltd.	130,000	1,322,454
KDDI Corp.	199,300	5,687,216
MTN Group Ltd.	321,520	3,035,461

		10,045,131

		14,652,216

Utilities - 1.0%
Electric Utilities - 0.5%
Duke Energy Corp.	7,145	637,191
Endesa SA	28,430	633,940
Enel Americas SA (Sponsored ADR)	82,720	812,310
Enel Chile SA (ADR)	187,040	1,004,405
NextEra Energy, Inc.	4,269	674,673
Power Assets Holdings Ltd.	56,500	483,155
Tokyo Electric Power Co. Holdings, Inc. (a)	120,000	483,603

		4,729,277

Multi-Utilities - 0.1%
Centrica PLC	199,525	390,088

Water Utilities - 0.4%
Guangdong Investment Ltd.	2,580,000	3,468,563

		8,587,928

Company	Shares	U.S. $ Value
Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	490	$70,526
Equity Residential	1,031	68,891
HCP, Inc.	16,398	433,563
Lamar Advertising Co.-Class A	11,890	894,485
Weyerhaeuser Co.	16,190	572,802

		2,040,267

Real Estate Management & Development - 0.2%
CBRE Group, Inc.-Class A (a)	33,040	1,432,614
Country Garden Holdings Co., Ltd.	176,000	278,921
Shimao Property Holdings Ltd.	114,000	223,430
Sunac China Holdings Ltd. (e)	14,000	64,950

		1,999,915

		4,040,182

Total Common Stocks (cost $390,650,297)		434,515,968

INVESTMENT COMPANIES - 29.7%
Funds and Investment Trusts - 29.7% (j)
AB Cap Fund, Inc.-AB All Market Alternative Return Portfolio - Class ADV (k)	22,669,422	188,156,202
iShares Russell 2000 ETF	591	90,807
Vanguard FTSE Emerging Markets ETF	411,939	18,323,047
Vanguard Global ex-U.S. Real Estate ETF	509,143	30,798,060
Vanguard REIT ETF	361,407	30,499,137

Total Investment Companies (cost $268,322,334)		267,867,253

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADE - 7.0%
Industrial - 5.6%
Basic - 0.6%
AK Steel Corp.
7.00%, 3/15/27	$115	113,922
7.625%, 10/01/21 (e)	71	73,722
Aleris International, Inc.
7.875%, 11/01/20	193	188,737
ArcelorMittal
6.125%, 6/01/18	89	90,184
7.25%, 3/01/41	124	154,451
7.50%, 10/15/39	200	251,243
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (h)(l)	185	109
CF Industries, Inc.
3.45%, 6/01/23 (e)	78	76,833
5.375%, 3/15/44	53	52,172
Cleveland-Cliffs, Inc.
5.75%, 3/01/25 (e)(g)	212	206,170

	Principal Amount (000)		U.S. $ Value
Commercial Metals Co.
5.375%, 7/15/27		$140	$143,003
Constellium NV
5.75%, 5/15/24 (g)		250	255,828
5.875%, 2/15/26 (g)		250	258,415
ERP Iron Ore, LLC
9.336%, 12/31/19 (b)(c)(d)(l)		22	21,618
Freeport-McMoRan, Inc.
2.375%, 3/15/18		74	73,596
3.55%, 3/01/22		204	201,168
3.875%, 3/15/23		186	183,504
6.75%, 2/01/22		79	81,634
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (g)		128	137,313
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (g)		385	433,991
Lecta SA
6.50%, 8/01/23 (g)	EUR	84	104,037
Lundin Mining Corp.
7.875%, 11/01/22 (g)		$133	143,065
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)(d)(f)(h)		146	1
Momentive Performance Materials, Inc.
3.88%, 10/24/21		114	119,052
8.875%, 10/15/20 (a)(c)(d)		114	0
Multi-Color Corp.
4.875%, 11/01/25 (g)		127	127,996
NOVA Chemicals Corp.
5.25%, 8/01/23-6/01/27 (g)		167	169,350
Novelis Corp.
6.25%, 8/15/24 (g)		205	215,586
Pactiv LLC
7.95%, 12/15/25		100	113,402
Peabody Energy Corp.
6.00%, 11/15/18 (a)(b)(c)(d)		227	0
Peabody Energy Corp.
6.00%, 3/31/22 (g)		13	13,117
Plastipak Holdings, Inc.
6.25%, 10/15/25 (g)		90	91,932
PQ Corp.
5.75%, 12/15/25 (g)		37	37,781
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (g)		152	157,676
Sealed Air Corp.
6.875%, 7/15/33 (g)		170	198,656
SPCM SA
4.875%, 9/15/25 (g)		142	144,122
Steel Dynamics, Inc.
5.125%, 10/01/21		11	10,916
Teck Resources Ltd.
5.20%, 3/01/42		88	87,244

	Principal Amount (000)		U.S. $ Value
5.40%, 2/01/43		$79	$79,354
6.25%, 7/15/41		137	155,736
8.50%, 6/01/24 (g)		10	11,293
United States Steel Corp.
6.875%, 8/15/25 (e)		139	143,857
8.375%, 7/01/21 (g)		103	112,459
Valvoline, Inc.
5.50%, 7/15/24 (g)		17	18,102
W.R. Grace & Co.-Conn
5.625%, 10/01/24 (g)		23	24,487

			5,276,834

Capital Goods - 0.3%
Apex Tool Group LLC
7.00%, 2/01/21 (g)		84	78,975
ARD Finance SA
6.625%, 9/15/23 (l)	EUR	137	175,518
7.125% (7.125% Cash or 7.875% PIK), 9/15/23 (l)		$200	212,514
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22 (g)		191	195,565
4.625%, 5/15/23 (g)		43	43,729
7.25%, 5/15/24 (g)		7	7,765
B456 Systems, Inc.
3.75%, 4/15/16 (a)(b)(d)(m)		50	3,773
Ball Corp.
4.375%, 12/15/20		88	91,717
5.00%, 3/15/22		142	153,011
Bombardier, Inc.
5.75%, 3/15/22 (e)(g)		364	358,249
6.125%, 1/15/23 (g)		14	13,764
8.75%, 12/01/21 (g)		4	4,299
BWAY Holding Co.
7.25%, 4/15/25 (g)		140	145,067
Clean Harbors, Inc.
5.125%, 6/01/21		120	122,052
5.25%, 8/01/20		10	9,874
EnPro Industries, Inc.
5.875%, 9/15/22		61	63,488
Exide Technologies
11.00%, 4/30/22 (d)(h)(l)		80	69,191
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (g)		155	159,017
GFL Environmental, Inc.
5.625%, 5/01/22 (g)		195	201,630
9.875%, 2/01/21 (g)		69	72,952
Jefferson Smurfit Corp./US
8.25%, 10/01/49 (b)(c)(d)		118	0
KLX, Inc.
5.875%, 12/01/22 (g)		60	62,912

	Principal Amount (000)		U.S. $ Value
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22 (g)		$47	$49,786
Smurfit-Stone Container Enterprises, Inc.
8.00%, 3/15/17 (b)(c)(d)		122	0
TA MFG. Ltd.
3.625%, 4/15/23 (g)	EUR	71	86,795
TransDigm, Inc.
6.375%, 6/15/26		317	321,908
6.50%, 7/15/24		145	148,576

			2,852,127

Communications - Media - 0.7%
Altice Financing SA
6.625%, 2/15/23 (g)		162	166,137
7.50%, 5/15/26 (e)(g)		285	296,984
Altice Luxembourg SA
7.25%, 5/15/22 (g)	EUR	57	66,358
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23-5/01/27 (g)		$223	225,541
5.25%, 9/30/22		15	15,281
5.375%, 5/01/25 (g)		30	30,670
5.875%, 5/01/27 (g)		48	50,016
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (g)		200	214,842
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		98	99,480
Series B
6.50%, 11/15/22		122	123,580
CSC Holdings LLC
6.625%, 10/15/25 (g)		6	6,865
7.625%, 7/15/18		122	124,978
10.125%, 1/15/23 (g)		236	266,197
DISH DBS Corp.
5.00%, 3/15/23		28	27,667
6.75%, 6/01/21		49	52,104
7.75%, 7/01/26		317	342,293
Gray Television, Inc.
5.125%, 10/15/24 (g)		150	148,344
5.875%, 7/15/26 (g)		85	86,296
iHeartCommunications, Inc.
6.875%, 6/15/18		121	57,859
9.00%, 12/15/19-9/15/22		410	297,061
11.25%, 3/01/21 (g)		25	17,620
Lamar Media Corp.
5.875%, 2/01/22		14	14,525
McClatchy Co. (The)
9.00%, 12/15/22		94	97,979
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (e)(g)		97	96,828

	Principal Amount (000)		U.S. $ Value
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		$115	$118,628
MHGE Parent LLC/MHGE Parent Finance, Inc.
8.50% (8.50% Cash or 9.25% PIK), 8/01/19 (e)(g)(l)		145	145,167
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (g)		18	17,720
Netflix, Inc.
4.875%, 4/15/28 (g)		336	332,650
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (g)		43	40,795
RR Donnelley & Sons Co.
7.875%, 3/15/21 (e)		70	72,518
SFR Group SA
6.00%, 5/15/22 (g)		165	166,398
7.375%, 5/01/26 (g)		450	453,338
Sinclair Television Group, Inc.
5.125%, 2/15/27 (e)(g)		150	146,123
6.125%, 10/01/22		41	42,384
TEGNA, Inc.
4.875%, 9/15/21 (g)		111	112,892
5.125%, 7/15/20		62	63,163
5.50%, 9/15/24 (g)		12	12,561
Time, Inc.
5.75%, 4/15/22 (e)(g)		7	7,612
Townsquare Media, Inc.
6.50%, 4/01/23 (g)		35	35,122
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23 (g)		68	70,225
Univision Communications, Inc.
5.125%, 2/15/25 (g)		232	226,123
UPC Holding BV
5.50%, 1/15/28 (g)		217	215,915
Urban One, Inc.
7.375%, 4/15/22 (g)		168	166,430
9.25%, 2/15/20 (e)(g)		114	106,608
Virgin Media Finance PLC
4.875%, 2/15/22		6	5,527
Virgin Media Secured Finance PLC
4.875%, 1/15/27 (g)	GBP	165	230,023
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (g)(l)		$32	31,714
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (g)		7	7,236
Ziggo Bond Finance BV
5.875%, 1/15/25 (g)		44	43,995
Ziggo Secured Finance BV
5.50%, 1/15/27 (g)		268	269,823

			6,066,195

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.5%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (g)	GBP	53	$74,940
C&W Senior Financing Designated Activity Co.
6.875%, 9/15/27 (g)		$200	209,926
CenturyLink, Inc.
Series S
6.45%, 6/15/21		72	71,275
Series T
5.80%, 3/15/22		123	117,596
Embarq Corp.
7.995%, 6/01/36		71	67,723
Frontier Communications Corp.
6.25%, 9/15/21		51	37,763
7.125%, 1/15/23		126	87,858
7.625%, 4/15/24		133	93,434
7.875%, 1/15/27		31	21,013
8.75%, 4/15/22		64	47,570
10.50%, 9/15/22		137	108,873
11.00%, 9/15/25		160	123,228
Hughes Satellite Systems Corp.
6.50%, 6/15/19		71	74,594
7.625%, 6/15/21		47	51,798
Intelsat Jackson Holdings SA
5.50%, 8/01/23		268	219,352
7.25%, 10/15/20 (e)		72	68,334
7.50%, 4/01/21 (e)		32	29,682
8.00%, 2/15/24 (e)(g)		25	26,276
9.50%, 9/30/22 (e)(g)		107	123,742
9.75%, 7/15/25 (g)		147	142,496
Level 3 Financing, Inc.
5.25%, 3/15/26		164	161,365
Level 3 Parent LLC
5.75%, 12/01/22		18	18,636
Qwest Corp.
6.75%, 12/01/21		123	131,237
6.875%, 9/15/33		27	25,302
Sable International Finance Ltd.
6.875%, 8/01/22 (g)		102	109,122
SoftBank Group Corp.
4.50%, 4/15/20, TBA (g)		182	186,540
Sprint Capital Corp.
8.75%, 3/15/32		162	187,876
Sprint Communications, Inc.
7.00%, 3/01/20 (g)		149	159,323
Sprint Corp.
7.125%, 6/15/24		14	14,749
7.25%, 9/15/21		119	126,794
7.625%, 2/15/25		232	247,111
7.875%, 9/15/23		60	64,894

	Principal Amount (000)	U.S. $ Value
T-Mobile USA, Inc.
6.50%, 1/15/24-1/15/26	$152	$161,690
Telecom Italia Capital SA
6.375%, 11/15/33	136	156,994
7.20%, 7/18/36	148	184,019
7.721%, 6/04/38	68	87,767
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (g)	28	27,616
Wind Tre SpA
5.00%, 1/20/26 (g)	362	346,401
Windstream Services LLC/Windstream Finance Corp.
7.75%, 10/01/21 (e)	58	43,238
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (g)	205	210,958

		4,449,105

Consumer Cyclical - Automotive - 0.2%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (g)	200	205,522
BCD Acquisition, Inc.
9.625%, 9/15/23 (g)	269	294,203
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (g)	143	147,779
Dana Financing Luxembourg SARL
6.50%, 6/01/26 (g)	60	65,371
Dana, Inc.
5.50%, 12/15/24	137	144,945
Exide Technologies
7.00%, 4/30/25 (d)(h)(l)(m)	9	5,336
Series AI
7.00%, 4/30/25 (b)(d)(l)(m)	211	127,913
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (g)(l)	142	144,312
Meritor, Inc.
6.25%, 2/15/24	69	72,525
Navistar International Corp.
6.625%, 11/01/25 (g)	140	144,977
Titan International, Inc.
6.50%, 11/30/23 (g)	144	143,927
ZF North America Capital, Inc.
4.75%, 4/29/25 (g)	150	159,856

		1,656,666

Consumer Cyclical - Entertainment - 0.0%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/25 (e)	30	29,872
5.875%, 11/15/26 (e)	142	138,904
National CineMedia LLC
5.75%, 8/15/26	33	31,056
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (g)	213	229,303

		429,135

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.5%
Beazer Homes USA, Inc.
5.75%, 6/15/19		$10	$10,888
5.875%, 10/15/27 (g)		88	88,131
6.75%, 3/15/25 (e)		64	67,032
8.75%, 3/15/22		155	170,702
Caesars Entertainment Corp.
5.00%, 10/01/24 (d)(m)		26	53,345
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		79	81,348
CalAtlantic Group, Inc.
6.25%, 12/15/21		55	60,504
8.375%, 5/15/18		150	154,188
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (g)	EUR	100	118,652
Diamond Resorts International, Inc.
7.75%, 9/01/23 (g)		$60	65,364
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (g)		173	176,460
GLP Capital LP/GLP Financing II, Inc.
4.375%, 4/15/21 (e)		14	14,770
4.875%, 11/01/20		18	19,360
5.375%, 11/01/23		18	19,149
International Game Technology PLC
6.50%, 2/15/25 (g)		200	225,354
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		103	97,249
10.00%, 7/15/22 (g)		220	239,142
10.50%, 7/15/24 (e)(g)		219	243,841
KB Home
7.00%, 12/15/21		54	60,331
7.50%, 9/15/22		25	28,494
8.00%, 3/15/20		14	15,660
Lennar Corp.
4.125%, 12/01/18		71	71,765
4.50%, 11/15/19		148	152,191
MDC Holdings, Inc.
5.50%, 1/15/24		14	15,056
5.625%, 2/01/20		57	59,690
6.00%, 1/15/43		270	267,251
Meritage Homes Corp.
6.00%, 6/01/25		52	55,593
7.00%, 4/01/22		11	12,086
MGM Resorts International
8.625%, 2/01/19		110	117,188
Pinnacle Entertainment, Inc.
5.625%, 5/01/24		30	31,635

	Principal Amount (000)		U.S. $ Value
PulteGroup, Inc.
5.00%, 1/15/27		$21	$22,380
6.00%, 2/15/35		130	138,514
7.875%, 6/15/32		151	190,117
RSI Home Products, Inc.
6.50%, 3/15/23 (g)		274	285,117
Scientific Games International, Inc.
7.00%, 1/01/22 (g)		81	85,471
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (g)		18	18,404
6.125%, 4/01/25 (g)		146	152,116
Standard Industries, Inc./NJ
5.125%, 2/15/21 (g)		50	51,856
6.00%, 10/15/25 (g)		74	80,273
Sugarhouse HSP Gaming Prop Mezz
LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (g)		197	187,775
Taylor Morrison Communities, Inc./Taylor
Morrison Holdings II, Inc.
5.625%, 3/01/24 (g)		183	190,286
Toll Brothers Finance Corp.
4.00%, 12/31/18		34	34,527
4.875%, 3/15/27		27	27,865
5.875%, 2/15/22		86	94,009

			4,351,129

Consumer Cyclical - Restaurants - 0.0%
Golden Nugget, Inc.
8.75%, 10/01/25 (g)		140	145,051
Stonegate Pub Co. Financing PLC
4.875%, 3/15/22 (g)	GBP	71	96,334

			241,385

Consumer Cyclical - Retailers - 0.1%
FirstCash, Inc.
5.375%, 6/01/24 (g)		$171	178,098
Group 1 Automotive, Inc.
5.00%, 6/01/22		98	100,873
Hanesbrands, Inc.
4.875%, 5/15/26 (g)		51	51,969
JC Penney Corp., Inc.
6.375%, 10/15/36 (e)		37	22,484
L Brands, Inc.
6.875%, 11/01/35		226	227,958
7.00%, 5/01/20		106	116,252
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (g)		259	148,818
Penske Automotive Group, Inc.
5.50%, 5/15/26		62	63,410
PetSmart, Inc.
7.125%, 3/15/23 (g)		154	112,546
Sonic Automotive, Inc.
5.00%, 5/15/23 (e)		153	148,769
6.125%, 3/15/27		47	47,713

			1,218,890

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.7%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23		$139	$140,015
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (g)		85	82,355
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25		60	52,835
6.625%, 6/15/24 (e)		213	201,563
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK),
9/15/18 (g)(l)		100	32,297
9.25%, 2/15/19 (e)(g)		159	151,951
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (g)	EUR	107	136,365
4.875%, 1/15/26 (g)		$55	55,792
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (e)		400	241,244
7.125%, 7/15/20 (e)		385	299,130
8.00%, 11/15/19		23	20,984
DaVita, Inc.
5.00%, 5/01/25		150	150,214
Diamond BC BV
5.625%, 8/15/25 (g)	EUR	123	148,967
Endo Finance LLC
5.75%, 1/15/22 (g)		$174	146,309
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (g)		385	304,612
Envision Healthcare Corp.
5.125%, 7/01/22 (g)		210	206,369
First Quality Finance Co., Inc.
4.625%, 5/15/21 (g)		233	234,478
HCA, Inc.
3.75%, 3/15/19		242	245,250
4.25%, 10/15/19		451	463,169
6.50%, 2/15/20		370	396,852
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (g)		18	18,521
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21 (g)		118	123,815
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (g)		140	145,137
LifePoint Health, Inc.
5.375%, 5/01/24		21	20,939
5.875%, 12/01/23		165	167,810
Mallinckrodt International Finance SA
3.50%, 4/15/18 (e)		69	69,356
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (e)(g)		60	50,413

	Principal Amount (000)		U.S. $ Value
5.625%, 10/15/23 (e)(g)		$78	$68,497
5.75%, 8/01/22 (e)(g)		295	272,463
MEDNAX, Inc.
5.25%, 12/01/23 (g)		24	24,621
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (g)		140	150,111
Post Holdings, Inc.
5.00%, 8/15/26 (g)		250	248,157
5.50%, 3/01/25 (g)		6	5,878
5.625%, 1/15/28 (g)		105	106,048
6.00%, 12/15/22 (g)		13	14,138
Spectrum Brands, Inc.
5.75%, 7/15/25		140	147,167
6.625%, 11/15/22		26	27,182
Tenet Healthcare Corp.
4.50%, 4/01/21		47	47,807
6.75%, 6/15/23 (e)		84	78,643
7.00%, 8/01/25 (g)		160	145,645
7.50%, 1/01/22 (e)(g)		13	14,163
8.125%, 4/01/22		209	206,500
Valeant Pharmaceuticals International
6.375%, 10/15/20 (e)(g)		43	43,070
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (g)		152	131,220
5.625%, 12/01/21 (g)		180	167,206
5.875%, 5/15/23 (g)		170	148,799
6.50%, 3/15/22 (g)		33	34,979
Vizient, Inc.
10.375%, 3/01/24 (g)		21	23,980
Voyage Care BondCo PLC
5.875%, 5/01/23 (g)	GBP	78	107,281

			6,520,297

Energy - 1.0%
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp.
7.875%, 12/15/24		$56	61,718
Antero Resources Corp.
5.125%, 12/01/22		151	154,729
Berry Petroleum Co. LLC
6.375%, 9/15/22 (a)(b)(c)(d)		135	0
Bill Barrett Corp.
7.00%, 10/15/22		65	66,297
8.75%, 6/15/25 (e)		56	59,402
California Resources Corp.
5.50%, 9/15/21		45	32,823
6.00%, 11/15/24		12	7,574
8.00%, 12/15/22 (e)(g)		446	329,575
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (e)		58	59,320
8.25%, 7/15/25		169	183,365
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25		81	88,447

	Principal Amount (000)	U.S. $ Value
Cheniere Energy Partners LP
5.25%, 10/01/25 (g)	$137	$140,551
Cheniere Energy, Inc.
4.875%, 5/28/21 (d)(g)(l)(m)	135	133,488
Chesapeake Energy Corp.
6.625%, 8/15/20 (e)	244	254,370
6.875%, 11/15/20	1	1,471
8.00%, 12/15/22-6/15/27 (e)(g)	158	151,548
Continental Resources, Inc./OK
4.50%, 4/15/23 (e)	29	29,635
4.90%, 6/01/44 (e)	62	58,699
DCP Midstream Operating LP
5.60%, 4/01/44	188	182,893
Denbury Resources, Inc.
4.625%, 7/15/23 (b)(e)	38	23,868
5.50%, 5/01/22 (b)(e)	63	42,846
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	367	267,103
7.875%, 8/15/25 (e)	222	231,351
Energy Transfer Equity LP
4.25%, 3/15/23	290	291,873
7.50%, 10/15/20	152	169,052
Ensco PLC
4.50%, 10/01/24 (e)	16	13,213
5.20%, 3/15/25 (e)	323	264,768
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23	18	10,202
7.75%, 9/01/22	309	175,632
8.00%, 2/15/25 (e)(g)	57	37,685
9.375%, 5/01/20	400	295,511
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 8/01/22	26	26,822
Gulfport Energy Corp.
6.00%, 10/15/24	30	30,125
6.375%, 5/15/25-1/15/26 (g)	340	341,324
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (g)	96	98,701
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (g)	295	303,128
Murphy Oil Corp.
6.125%, 12/01/42 (n)	51	50,522
6.875%, 8/15/24	74	79,859
Murphy Oil USA, Inc.
5.625%, 5/01/27	6	5,950
6.00%, 8/15/23	140	145,664
Nabors Industries, Inc.
4.625%, 9/15/21	139	133,141
5.50%, 1/15/23 (e)	228	221,408
Noble Holding International Ltd.
6.20%, 8/01/40	23	15,053
7.70%, 4/01/25 (e)(n)	48	40,604
7.75%, 1/15/24 (e)	444	384,060

	Principal Amount (000)	U.S. $ Value
Oasis Petroleum, Inc.
6.50%, 11/01/21 (e)	$30	$30,450
6.875%, 3/15/22 (e)	147	149,687
PDC Energy, Inc.
5.75%, 5/15/26 (g)	312	322,923
PHI, Inc.
5.25%, 3/15/19	203	202,352
Precision Drilling Corp.
7.125%, 1/15/26 (g)	96	96,710
QEP Resources, Inc.
5.25%, 5/01/23	60	60,691
5.375%, 10/01/22	81	83,411
5.625%, 3/01/26	54	54,799
6.875%, 3/01/21 (e)	1	1,533
Range Resources Corp.
4.875%, 5/15/25	62	60,836
5.00%, 8/15/22-3/15/23	220	219,463
5.875%, 7/01/22	13	13,397
Rowan Cos., Inc.
4.75%, 1/15/24	160	140,587
5.85%, 1/15/44	86	67,373
7.375%, 6/15/25 (e)	51	51,174
Sanchez Energy Corp.
6.125%, 1/15/23 (e)	262	221,442
SandRidge Energy, Inc.
7.50%, 2/15/23 (a)(b)(c)(d)	69	0
8.125%, 10/15/22 (b)(c)(d)	113	0
SemGroup Corp.
6.375%, 3/15/25 (g)	78	77,177
7.25%, 3/15/26 (g)	70	71,716
SM Energy Co.
5.00%, 1/15/24 (e)	150	143,163
5.625%, 6/01/25 (e)	55	53,404
6.50%, 11/15/21-1/01/23 (e)	215	217,782
Southern Star Central Corp.
5.125%, 7/15/22 (g)	85	88,045
SRC Energy, Inc.
6.25%, 12/01/25 (g)	106	108,504
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23	45	44,667
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (e)(g)	136	146,970
Transocean, Inc.
5.80%, 10/15/22	169	168,145
6.80%, 3/15/38 (e)	217	173,414
7.50%, 1/15/26 (g)	83	85,294
9.00%, 7/15/23 (e)(g)	60	64,559
Vantage Drilling International
7.50%, 11/01/19 (a)(b)(c)(d)	111	0
10.00%, 12/31/20 (d)(h)	5	4,861

	Principal Amount (000)		U.S. $ Value
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (g)		$143	$140,430
Weatherford International Ltd.
5.875%, 7/01/21 (m)		88	88,165
7.75%, 6/15/21 (e)		167	169,368
9.875%, 2/15/24 (e)		77	80,683
Whiting Petroleum Corp.
1.25%, 4/01/20 (m)		67	60,402
WPX Energy, Inc.
7.50%, 8/01/20		68	73,700

			9,532,647

Other Industrial - 0.2%
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (g)		178	188,066
American Tire Distributors, Inc.
10.25%, 3/01/22 (g)		287	293,172
Belden, Inc.
5.50%, 4/15/23 (g)	EUR	15	18,509
General Cable Corp.
4.50%, 11/15/29 (m)(n)		$72	69,769
5.75%, 10/01/22		287	293,845
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		205	210,067
7.00%, 6/15/23		28	28,921
H&E Equipment Services, Inc.
5.625%, 9/01/25 (g)		58	60,764
HRG Group, Inc.
7.875%, 7/15/19		111	112,233
Laureate Education, Inc.
8.25%, 5/01/25 (g)		64	67,211
Travis Perkins PLC
4.50%, 9/07/23 (g)	GBP	71	99,782

			1,442,339

Services - 0.3%
ADT Corp. (The)
3.50%, 7/15/22		$57	56,510
APX Group, Inc.
7.875%, 12/01/22		87	93,233
8.75%, 12/01/20		320	326,118
Aramark Services, Inc.
5.125%, 1/15/24		16	17,186
Carlson Travel, Inc.
9.50%, 12/15/24 (g)		200	184,064
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (g)		135	141,925
CSVC Acquisition Corp.
7.75%, 6/15/25 (g)		173	164,980
eDreams ODIGEO SA
8.50%, 8/01/21 (g)	EUR	171	219,289
GEO Group, Inc. (The)

	Principal Amount (000)		U.S. $ Value
5.125%, 4/01/23		$115	$115,948
5.875%, 1/15/22-10/15/24		39	40,204
6.00%, 4/15/26		140	145,605
IHS Markit Ltd.
5.00%, 11/01/22 (g)		66	70,372
KAR Auction Services, Inc.
5.125%, 6/01/25 (g)		62	64,203
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (g)		68	69,993
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (g)		400	441,232
Sabre GLBL, Inc.
5.25%, 11/15/23 (g)		135	140,457
Team Health Holdings, Inc.
6.375%, 2/01/25 (e)(g)		50	45,478

			2,336,797

Technology - 0.3%
Ascend Learning LLC
6.875%, 8/01/25 (g)		39	40,553
Avaya, Inc.
10.50%, 3/01/21 (a)(d)(f)(g)		1,149	66,079
BMC Software Finance, Inc.
8.125%, 7/15/21 (g)		417	423,020
BMC Software, Inc.
7.25%, 6/01/18		1	1,445
CommScope, Inc.
5.00%, 6/15/21 (g)		50	51,205
Conduent Finance, Inc./Conduent Business Services LLC
10.50%, 12/15/24 (g)		255	297,055
CURO Financial Technologies Corp.
12.00%, 3/01/22 (g)		204	221,703
Dell International LLC/EMC Corp.
5.875%, 6/15/21 (g)		78	81,053
Dell, Inc.
6.50%, 4/15/38		43	43,880
EMC Corp.
1.875%, 6/01/18		222	221,028
First Data Corp.
7.00%, 12/01/23 (g)		75	79,611
Goodman Networks, Inc.
8.00%, 5/11/22 (d)		50	38,119
Infor US, Inc.
6.50%, 5/15/22		140	144,568
Iron Mountain, Inc.
4.375%, 6/01/21 (g)		50	50,794
Nokia Oyj
6.625%, 5/15/39		34	37,802
Quintiles IMS, Inc.
3.25%, 3/15/25 (g)	EUR	92	113,235
Sanmina Corp.
4.375%, 6/01/19 (g)		$89	90,872

	Principal Amount (000)		U.S. $ Value
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (g)		$188	$211,318
Western Digital Corp.
10.50%, 4/01/24		123	143,229

			2,356,569

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget
Finance, Inc.
5.50%, 4/01/23 (e)		362	369,733
CEVA Group PLC
9.00%, 9/01/21 (g)		256	233,748
Europcar Groupe SA
5.75%, 6/15/22 (g)	EUR	17	21,212
Herc Rentals, Inc.
7.75%, 6/01/24 (e)(g)		$180	196,707
Hertz Corp. (The)
5.875%, 10/15/20 (e)		54	53,836
7.375%, 1/15/21 (e)		260	261,609
7.625%, 6/01/22 (e)(g)		111	114,603
Loxam SAS
3.50%, 5/03/23 (g)	EUR	71	88,136
4.25%, 4/15/24 (g)		71	90,295
United Rentals North America, Inc.
4.875%, 1/15/28		$140	141,600
5.75%, 11/15/24		36	38,154
XPO CNW, Inc.
6.70%, 5/01/34		246	245,788
XPO Logistics, Inc.
6.125%, 9/01/23 (g)		30	31,452

			1,886,873

			50,616,988

Financial Institutions - 1.2%
Banking - 0.8%
Allied Irish Banks PLC
7.375%, 12/03/20 (g)(o)	EUR	200	268,401
Ally Financial, Inc.
3.25%, 2/13/18		$72	71,611
4.125%, 3/30/20		295	303,469
4.75%, 9/10/18		136	138,223
8.00%, 11/01/31		116	151,171
Banco Bilbao Vizcaya Argentaria SA
6.125%, 11/16/27 (e)(o)		200	205,008
6.75%, 2/18/20 (g)(o)	EUR	200	257,391
8.875%, 4/14/21 (g)(o)		142	200,269
Banco Santander SA
6.75%, 4/25/22 (g)(o)		300	405,280
Bank of America Corp.
Series AA
6.10%, 3/17/25 (o)		$243	269,358

	Principal Amount (000)			U.S. $ Value
Barclays Bank PLC
6.86%, 6/15/32 (g)(o)		$35		$42,653
Barclays PLC
7.25%, 3/15/23 (g)(o)	GBP	200		293,806
8.00%, 12/15/20 (o)	EUR	342		469,740
CIT Group, Inc.
3.875%, 2/19/19		$14		14,374
Citigroup Capital XVIII
1.221% (LIBOR 3 Month + 0.89%), 6/28/67 (p)	GBP	185		225,175
Citigroup, Inc.
5.95%, 1/30/23 (o)		$365		392,105
Credit Agricole SA
7.589%, 1/30/20 (g)(o)	GBP	106		159,635
8.125%, 12/23/25 (g)(o)		$400		480,628
Credit Suisse Group AG
7.125%, 7/29/22 (g)(o)		200		218,180
7.50%, 12/11/23 (g)(o)		200		229,786
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (o)		210		208,713
Intesa Sanpaolo SpA
Series E
3.928%, 9/15/26 (g)	EUR	180		240,059
Lloyds Banking Group PLC
7.625%, 6/27/23 (g)(o)	GBP	260		403,489
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		$315		346,884
8.625%, 8/15/21 (o)		0	*	499
Societe Generale SA
8.00%, 9/29/25 (e)(g)(o)		320		372,341
Standard Chartered PLC
7.50%, 4/02/22 (g)(o)		163		176,221
SunTrust Banks, Inc.
Series H
5.125%, 12/15/27 (o)		135		133,862
UBS Group AG
7.00%, 2/19/25 (g)(o)		400		454,312
UniCredit SpA
9.25%, 6/03/22 (g)(o)	EUR	200		289,826
Zions Bancorporation
5.65%, 11/15/23		$34		35,036

				7,457,505

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (a)(d)(q)		1,030		61,776
LPL Holdings, Inc.
5.75%, 9/15/25 (g)		199		204,945

				266,721

Finance - 0.2%
Enova International, Inc.

	Principal Amount (000)		U.S. $ Value
8.50%, 9/01/24 (g)		$100	$102,472
9.75%, 6/01/21		141	149,442
goeasy Ltd.
7.875%, 11/01/22 (g)		62	64,307
Lincoln Finance Ltd.
6.875%, 4/15/21 (g)	EUR	62	78,103
Navient Corp.
4.875%, 6/17/19		$250	255,795
5.00%, 10/26/20		115	116,953
5.875%, 3/25/21		1	1,476
6.50%, 6/15/22		79	82,523
7.25%, 1/25/22		31	33,660
8.00%, 3/25/20		237	258,803
SLM Corp.
5.125%, 4/05/22		30	31,453
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (g)		225	205,786

			1,380,773

Insurance - 0.1%
Galaxy Bidco Ltd.
6.375%, 11/15/20 (g)	GBP	11	14,588
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (g)		$298	378,749
Polaris Intermediate Corp.
8.50%, 12/01/22 (g)(l)		173	180,329

			573,666

Other Finance - 0.1%
Creditcorp
12.00%, 7/15/18 (h)		81	71,895
Intrum Justitia AB
2.75%, 7/15/22 (g)	EUR	130	157,440
3.125%, 7/15/24 (g)		100	121,405
LHC3 PLC
4.125%, 8/15/24 (g)(l)		146	178,601
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (g)		$217	217,830
VFH Parent LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (g)		15	15,740

			762,911

REITS - 0.0%
FelCor Lodging LP
5.625%, 3/01/23		140	144,527
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		30	31,275
5.25%, 8/01/26		96	101,423

	Principal Amount (000)		U.S. $ Value
5.50%, 5/01/24		$5	$5,234

			282,459

			10,724,035

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
4.875%, 5/15/23		75	76,681
7.375%, 7/01/21		123	138,697
Calpine Corp.
5.375%, 1/15/23 (e)		253	251,904
5.50%, 2/01/24		11	10,262
5.75%, 1/15/25 (e)		138	132,877
DPL, Inc.
6.75%, 10/01/19		61	63,635
Dynegy, Inc.
5.875%, 6/01/23		18	18,979
7.375%, 11/01/22 (e)		301	321,878
7.625%, 11/01/24		16	17,708
NRG Energy, Inc.
5.75%, 1/15/28 (g)		100	101,375
6.25%, 7/15/22-5/01/24		180	190,222
Talen Energy Supply LLC
4.60%, 12/15/21 (e)		159	148,086
6.50%, 6/01/25 (e)		153	130,425
10.50%, 1/15/26 (g)		183	184,365
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(c)(d)(h)		142	0

			1,787,094

Natural Gas - 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23		38	39,040

			1,826,134

Total Corporates - Non-Investment Grade (cost $63,010,866)			63,167,157

GOVERNMENTS - TREASURIES - 1.8%
Malaysia - 0.1%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	2,185	538,504

Mexico - 0.6%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	2,923	142,620
6.50%, 6/10/21		71,481	3,764,092
8.00%, 6/11/20		20,178	1,105,096
Series M 20
7.50%, 6/03/27		11,941	650,478
10.00%, 12/05/24		7,287	451,946

			6,114,232

	Principal Amount (000)		U.S. $ Value
Russia - 0.2%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	21,257	$352,791
Series 6217
7.50%, 8/18/21		$81,638	1,409,352

			1,762,143

United States - 0.9%
U.S. Treasury Bonds
3.125%, 11/15/41		329	348,192
U.S. Treasury Notes
1.625%, 5/15/26		1,714	1,613,838
1.75%, 9/30/22		1,551	1,523,130
1.875%, 8/31/22		184	182,078
2.25%, 8/15/27 (r)		4,500	4,430,391

			8,097,629

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (g)	UYU	3,101	106,843
9.875%, 6/20/22 (g)		2,522	92,307

			199,150

Total Governments - Treasuries (cost $16,812,817)			16,711,658

CORPORATES - INVESTMENT GRADE - 1.2%
Industrial - 0.7%
Basic - 0.1%
Anglo American Capital PLC
3.75%, 4/10/22 (g)		$157	159,398
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (g)		28	31,547
Fresnillo PLC
5.50%, 11/13/23 (g)		200	219,500
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (g)		11	13,096
Glencore Funding LLC
4.00%, 4/16/25 (g)		12	12,177
Southern Copper Corp.
3.875%, 4/23/25		99	103,223

			538,941

Capital Goods - 0.1%
CNH Industrial Capital LLC
3.375%, 7/15/19 (e)		62	62,973
3.625%, 4/15/18		43	42,701
3.875%, 7/16/18		70	70,911
4.375%, 4/05/22		93	96,774

	Principal Amount (000)	U.S. $ Value
Embraer Netherlands Finance BV
5.40%, 2/01/27	$97	$102,298
General Electric Co.
Series D
5.00%, 1/21/21 (o)	122	126,349
Masco Corp.
5.95%, 3/15/22	33	36,152
7.125%, 3/15/20	3	3,571

		541,729

Communications - Media - 0.1%
21st Century Fox America, Inc.
4.00%, 10/01/23 (e)	78	81,840
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	153	161,577
Time Warner, Inc.
4.05%, 12/15/23	57	60,102
Viacom, Inc.
4.375%, 3/15/43	330	275,226

		578,745

Communications - Telecommunications - 0.0%
AT&T, Inc.
5.15%, 2/14/50	305	302,313
5.45%, 3/01/47	94	99,158

		401,471

Consumer Cyclical - Automotive - 0.1%
General Motors Co.
5.20%, 4/01/45	140	144,025
5.40%, 4/01/48	151	161,114
6.25%, 10/02/43	185	215,094
General Motors Financial Co., Inc.
3.10%, 1/15/19	62	62,543

		582,776

Consumer Cyclical - Entertainment - 0.0%
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18	11	10,789

Consumer Cyclical - Other - 0.0%
DR Horton, Inc.
4.00%, 2/15/20	108	110,966

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
4.50%, 10/01/25	128	133,766

Consumer Non-Cyclical - 0.1%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	91	92,105
BRF SA
4.75%, 5/22/24 (g)	200	204,000
Constellation Brands, Inc.
3.75%, 5/01/21	49	50,757

	Principal Amount (000)	U.S. $ Value
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 7/19/19	$94	$90,206
2.80%, 7/21/23 (e)	72	63,781
3.15%, 10/01/26 (e)	215	180,439
Universal Health Services, Inc.
4.75%, 8/01/22 (g)	151	154,416

		835,704

Energy - 0.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.875%, 10/01/20	122	123,801
Cenovus Energy, Inc.
3.00%, 8/15/22	13	12,614
3.80%, 9/15/23	6	5,778
4.45%, 9/15/42	75	67,644
5.70%, 10/15/19	23	24,639
6.75%, 11/15/39	4	4,175
Ecopetrol SA
5.375%, 6/26/26	140	150,220
5.875%, 5/28/45	37	37,271
Energy Transfer LP
6.125%, 12/15/45	135	144,920
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23	95	98,533
EnLink Midstream Partners LP
4.15%, 6/01/25	63	63,486
Kinder Morgan, Inc./DE
4.30%, 6/01/25	140	145,012
Series G
7.75%, 1/15/32	28	35,413
MPLX LP
4.125%, 3/01/27	38	38,123
4.50%, 7/15/23	19	20,237
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	99	105,342
Shell International Finance BV
2.25%, 11/10/20	275	275,036
Williams Partners LP
3.35%, 8/15/22	95	96,237
5.10%, 9/15/45	54	57,555

		1,506,036

Technology - 0.1%
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (g)	92	99,103
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	9	8,720
Seagate HDD Cayman
4.75%, 1/01/25	68	66,566
4.875%, 3/01/24-6/01/27 (g)	304	292,924

	Principal Amount (000)		U.S. $ Value
Western Digital Corp.
7.375%, 4/01/23 (g)		$87	$94,680

			561,993

			5,802,916

Financial Institutions - 0.5%
Banking - 0.4%
BNP Paribas SA
7.625%, 3/30/21 (g)(o)		142	156,602
BPCE SA
5.70%, 10/22/23 (g)		200	221,209
Countrywide Capital III
Series B
8.05%, 6/15/27		113	141,966
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		222	229,144
Deutsche Bank AG
Series G
3.375%, 5/12/21		121	122,271
DNB Bank ASA
6.50%, 3/26/22 (g)(o)		201	216,523
HSBC Capital Funding Dollar 1 LP
10.176%, 6/30/30 (g)(o)		45	73,076
HSBC Holdings PLC
4.75%, 7/04/29 (g)(o)	EUR	220	279,184
6.00%, 9/29/23 (g)(o)		142	197,363
JPMorgan Chase & Co.
2.295%, 8/15/21		$118	116,802
Series V
5.00%, 7/01/19 (o)		11	11,631
Morgan Stanley
5.00%, 11/24/25		211	230,064
Nationwide Building Society
4.00%, 9/14/26 (g)		177	179,341
Royal Bank of Scotland Group PLC
3.875%, 9/12/23		142	144,051
Santander Holdings USA, Inc.
4.40%, 7/13/27 (g)		141	144,213
Standard Chartered PLC
3.95%, 1/11/23 (g)		142	143,548
UBS Group Funding Switzerland AG
2.65%, 2/01/22 (g)		156	154,471
US Bancorp
Series J
5.30%, 4/15/27 (o)		43	46,180
Wells Fargo & Co.
4.125%, 8/15/23		212	223,204

			3,030,843

Brokerage - 0.0%
GFI Group, Inc.
8.375%, 7/19/18		83	85,465

	Principal Amount (000)		U.S. $ Value
Insurance - 0.1%
Allstate Corp. (The)
6.50%, 5/15/57		$191	$229,677
American International Group, Inc.
8.175%, 5/15/58		110	150,007
Chubb Corp. (The)
3.609% (LIBOR 3 Month + 2.25%), 4/15/37 (p)		70	69,584
MetLife, Inc.
6.40%, 12/15/36		275	315,329
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (g)		75	126,669
Prudential Financial, Inc.
5.625%, 6/15/43		170	183,869

			1,075,135

REITS - 0.0%
EPR Properties
7.75%, 7/15/20		118	130,980
HCP, Inc.
4.25%, 11/15/23		118	124,071
Senior Housing Properties Trust
6.75%, 12/15/21		21	23,605
VEREIT Operating Partnership LP
4.875%, 6/01/26		19	20,366

			299,022

			4,490,465

Utility - 0.0%
Electric - 0.0%
Duke Energy Corp.
3.95%, 10/15/23		209	219,561
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (g)		106	108,682
FirstEnergy Corp.
Series B
4.25%, 3/15/23		21	21,571

			349,814

Total Corporates - Investment Grade (cost $10,520,711)			10,643,195

EMERGING MARKETS - TREASURIES - 1.0%
Argentina - 0.2%
Argentina POM Politica Monetaria
Series POM
27.437% (ARPP7DRR), 6/21/20 (p)	ARS	5,485	337,791
Argentine Bonos del Tesoro
15.50%, 10/17/26		5,984	355,671
16.00%, 10/17/23		10,432	603,106
18.20%, 10/03/21		14,384	850,056
21.20%, 9/19/18		6,608	368,343

			2,514,967

	Principal Amount (000)		U.S. $ Value
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/25	BRL	11,538	$3,525,869

Dominican Republic - 0.1%
Dominican Republic International Bond
16.00%, 7/10/20 (h)	DOP	25,000	619,193

South Africa - 0.0%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	1,447	90,173
Series R186
10.50%, 12/21/26		2,128	166,035
Series R213
7.00%, 2/28/31		547	31,520

			287,728

Turkey - 0.3%
Turkey Government Bond
11.00%, 2/24/27	TRY	6,712	1,609,477
11.10%, 5/15/19		4,030	998,201

			2,607,678

Total Emerging Markets - Treasuries (cost $10,265,135)			9,555,435

EMERGING MARKETS - SOVEREIGNS - 1.0%
Angola - 0.0%
Angolan Government International Bond
9.50%, 11/12/25 (g)		$335	377,294

Argentina - 0.2%
Argentine Republic Government International
Bond
5.625%, 1/26/22		64	66,931
6.875%, 1/26/27 (e)		1,350	1,474,200

			1,541,131

Bahamas - 0.0%
Bahamas Government International Bond (e)(g)		200	203,499

Bahrain - 0.1%
Bahrain Government International Bond
6.75%, 9/20/29 (g)		200	195,946
7.00%, 10/12/28 (g)		200	201,000

			396,946

Cameroon - 0.0%
Republic of Cameroon International Bond (g)		200	239,000

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (g)		220	238,199
8.625%, 4/20/27 (g)		425	513,615

			751,814

	Principal Amount (000)	U.S. $ Value
Ecuador - 0.1%
Ecuador Government International Bond
10.50%, 3/24/20 (g)	$205	$223,963
10.75%, 3/28/22 (g)	270	311,997

		535,960

Egypt - 0.1%
Egypt Government International Bond (g)	407	423,789

El Salvador - 0.0%
El Salvador Government International Bond (g)	200	209,721

Gabon - 0.0%
Gabon Government International Bond (g)	360	358,200

Honduras - 0.0%
Honduras Government International Bond (g)	180	192,150

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (g)	635	665,162

Jamaica - 0.0%
Jamaica Government International Bond	200	245,000

Mongolia - 0.0%
Mongolia Government International Bond (g)	270	265,612

Nigeria - 0.1%
Nigeria Government International Bond
6.50%, 11/28/27 (g)	200	204,392
6.75%, 1/28/21 (g)	200	212,750

		417,142

Senegal - 0.0%
Senegal Government International Bond (g)	365	380,918

Sri Lanka - 0.0%
Sri Lanka Government International Bond (g)	220	231,550

Turkey - 0.1%
Turkey Government International Bond
4.875%, 10/09/26	370	359,825
6.00%, 3/25/27	340	357,000

		716,825

Ukraine - 0.1%
Ukraine Government International Bond
7.75%, 9/01/23-9/01/24 (g)	765	809,920

Venezuela - 0.0%
Venezuela Government International Bond	815	187,450

Zambia - 0.0%
Zambia Government International Bond (g)	200	216,250

Total Emerging Markets - Sovereigns (cost $9,384,869)		9,365,333

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
Risk Share Floating Rate - 0.8%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.478% (LIBOR 1 Month + 7.15%), 7/25/23 (p)	$35	$43,070
Series 2013-DN2, Class M2
5.579% (LIBOR 1 Month + 4.25%), 11/25/23 (p)	128	140,824
Series 2014-DN1, Class M3
5.828% (LIBOR 1 Month + 4.50%), 2/25/24 (p)	89	102,304
Series 2014-HQ2, Class M3
5.078% (LIBOR 1 Month + 3.75%), 9/25/24 (p)	131	147,826
Series 2014-HQ3, Class M3
6.078% (LIBOR 1 Month + 4.75%), 10/25/24 (p)	460	506,661
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.578% (LIBOR 1 Month + 5.25%), 10/25/23 (p)	35	40,818
Series 2014-C01, Class M2
5.728% (LIBOR 1 Month + 4.40%), 1/25/24 (p)	66	73,789
Series 2014-C02, Class 1M2
3.928% (LIBOR 1 Month + 2.60%), 5/25/24 (p)	228	240,210
Series 2014-C03, Class 1M2
4.328% (LIBOR 1 Month + 3.00%), 7/25/24 (p)	232	245,544
Series 2014-C04, Class 1M2
6.228% (LIBOR 1 Month + 4.90%), 11/25/24 (p)	249	281,716
Series 2014-C04, Class 2M2
6.328% (LIBOR 1 Month + 5.00%), 11/25/24 (p)	516	577,929
Series 2015-C01, Class 1M2
5.629% (LIBOR 1 Month + 4.30%), 2/25/25 (p)	301	324,499
Series 2015-C01, Class 2M2
5.879% (LIBOR 1 Month + 4.55%), 2/25/25 (p)	180	193,091
Series 2015-C02, Class 1M2
5.329% (LIBOR 1 Month + 4.00%), 5/25/25 (p)	295	320,277
Series 2015-C02, Class 2M2

	Principal Amount (000)	U.S. $ Value
5.329% (LIBOR 1 Month + 4.00%), 5/25/25 (p)	$288	$306,737
Series 2015-C03, Class 1M2
6.329% (LIBOR 1 Month + 5.00%), 7/25/25 (p)	16	17,327
Series 2015-C03, Class 2M2
6.329% (LIBOR 1 Month + 5.00%), 7/25/25 (p)	401	439,347
Series 2015-C04, Class 2M2
6.879% (LIBOR 1 Month + 5.55%), 4/25/28 (p)	417	459,400
Series 2016-C01, Class 2M2
8.279% (LIBOR 1 Month + 6.95%), 8/25/28 (p)	227	267,314
Series 2016-C03, Class 2M2
7.229% (LIBOR 1 Month + 5.90%), 10/25/28 (p)	440	509,638
Series 2016-C05, Class 2M2
5.779% (LIBOR 1 Month + 4.45%), 1/25/29 (p)	465	513,720
Series 2016-C07, Class 2M2
5.679% (LIBOR 1 Month + 4.35%), 5/25/29 (p)	475	521,103
Series 2017-C01, Class 1B1
7.079% (LIBOR 1 Month + 5.75%), 7/25/29 (p)	440	499,668

		6,772,812

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.956%, 5/28/35 (d)	96	89,045

Non-Agency Fixed Rate - 0.0%
Alternative Loan Trust
Series 2006-28CB, Class A14
6.25%, 10/25/36	15	12,455
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	20	16,329

		28,784

Total Collateralized Mortgage Obligations (cost $6,875,314)		6,890,641

EMERGING MARKETS - CORPORATE BONDS - 0.7%
Industrial - 0.7%
Basic - 0.2%
Consolidated Energy Finance SA
6.875%, 6/15/25 (g)	200	213,510
First Quantum Minerals Ltd.
7.00%, 2/15/21 (g)	33	33,820
7.25%, 5/15/22-4/01/23 (g)	542	569,434
Stillwater Mining Co.

	Principal Amount (000)	U.S. $ Value
6.125%, 6/27/22 (g)	$200	$204,484
7.125%, 6/27/25 (g)	200	208,094
Vedanta Resources PLC
6.375%, 7/30/22 (g)	220	229,350

		1,458,692

Capital Goods - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (e)(g)	200	194,000
Odebrecht Finance Ltd.
5.25%, 6/27/29 (g)	200	69,000
7.125%, 6/26/42 (g)	230	78,876

		341,876

Communications - Telecommunications - 0.1%
Digicel Group Ltd.
8.25%, 9/30/20 (g)	315	303,581
Digicel Ltd.
6.75%, 3/01/23 (g)	89	85,696
Millicom International Cellular SA
5.125%, 1/15/28 (g)	200	197,728

		587,005

Consumer Cyclical - Other - 0.1%
Wynn Macau Ltd.
4.875%, 10/01/24 (g)	214	215,237
5.50%, 10/01/27 (g)	214	215,682

		430,919

Consumer Cyclical - Retailers - 0.0%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (d)(h)(l)	35	1,740
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (d)(h)(l)	9	7,914

		9,654

Consumer Non-Cyclical - 0.1%
Arcelik AS
5.00%, 4/03/23 (g)	69	69,877
Cosan Ltd.
5.95%, 9/20/24 (g)	360	371,369
Marfrig Holdings Europe BV
6.875%, 6/24/19 (g)	200	206,540
Minerva Luxembourg SA
6.50%, 9/20/26(g)	362	374,687
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(d)(f)(h)(l)	14	1,080
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (a)(f)(h)	434	28,742

		1,052,295

	Principal Amount (000)		U.S. $ Value
Energy - 0.1%
Azure Power Energy Ltd.
5.50%, 11/03/22 (g)		$200	$204,500
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (i)		158	209,188
Petrobras Global Finance BV
5.999%, 1/27/28 (g)		66	66,465
6.125%, 1/17/22		8	8,866
6.25%, 3/17/24		175	186,884
8.75%, 5/23/26		300	356,564
YPF SA
6.95%, 7/21/27 (g)		111	118,565
16.50%, 5/09/22 (g)	ARS	1,193	64,717

			1,215,749

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (g)		$145	59,269

Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (g)		16	16,201
Latam Finance Ltd.
6.875%, 4/11/24 (g)		285	299,464

			315,665

Transportation - Services - 0.0%
Rumo Luxembourg SARL
7.375%, 2/09/24 (g)		200	216,000

			5,687,124

Financial Institutions - 0.0%
Finance - 0.0%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (g)		200	206,992

Utility - 0.0%
Electric - 0.0%
Pampa Energia SA
7.50%, 1/24/27 (g)		150	163,321

Total Emerging Markets - Corporate Bonds (cost $5,996,725)			6,057,437

BANK LOANS - 0.2%
Industrial - 0.2%
Basic - 0.0%
Foresight Energy LLC
7.083% (LIBOR 3 Month + 5.75%), 12/29/17 (s)		32	29,229

	Principal Amount (000)	U.S. $ Value
Unifrax I LLC
4.833% (LIBOR 3 Month + 3.50%), 12/29/17 (s)	$27	$27,366

		56,595

Capital Goods - 0.0%
Gardner Denver, Inc.
4.083% (LIBOR 3 Month + 2.75%), 12/29/17 (s)	46	46,162
Navistar, Inc.
4.75% (LIBOR 3 Month + 3.50%), 12/06/17 (s)	47	46,745

		92,907

Communications - Telecommunications - 0.0%
West Corporation
10/10/24 (t)	211	210,867

Consumer Cyclical - Entertainment - 0.0%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.333% (LIBOR 3 Month + 3.00%), 12/29/17 (s)	61	60,059

Consumer Cyclical - Retailers - 0.0%
J.C. Penney Corporation, Inc.
5.729% (LIBOR 3 Month + 4.25%), 2/28/18 (s)	150	136,650
Serta Simmons Bedding, LLC
9.244% (LIBOR 1 Month + 8.00%), 12/08/17 (d)(s)	118	107,444

		244,094

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc.
4.60% (LIBOR 1 Month + 3.25%), 12/29/17 (s)	53	52,359
5.31% (LIBOR 1 Month + 4.00%), 4/28/22 (s)	249	249,839
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
9/26/25 (d)(t)	191	172,000
Caesars Resort Collection, LLC
10/02/24 (t)	5	4,583

		478,781

Energy - 0.0%
California Resources Corporation
11.658% (LIBOR 1 Month + 10.38%), 12/20/17 (s)	113	121,570

	Principal Amount (000)		U.S. $ Value
Other Industrial - 0.0%
Travelport Finance (Luxembourg) SARL
4.166% (LIBOR 3 Month + 2.75%), 2/15/18 (s)		$89	$88,578

Technology - 0.1%
Avaya Inc.
6.62% (LIBOR 3 Month + 5.25%), 1/26/18 (a)(f)(s)		358	272,654
6.87% (LIBOR 3 Month + 5.50%), 1/26/18 (a)(f)(s)		15	11,448
8.70% (LIBOR 1 Week + 7.50%), 12/08/17 (s)		8	8,443
8.71% (LIBOR 1 Week + 7.50%), 1/24/18 (s)		8	8,443
Conduent Incorporated
4.35% (LIBOR 1 Month + 3.00%), 12/29/17 (s)		12	12,023
MTS Systems Corporation
4.50% (LIBOR 3 Month + 3.25%), 12/11/17 (d)(s)		65	65,630
Solera, LLC (Solera Finance, Inc.)
4.60% (LIBOR 1 Month + 3.25%), 12/29/17 (s)		146	146,595

			525,236

Total Bank Loans (cost $1,954,240)			1,878,687

INFLATION-LINKED SECURITIES - 0.1%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,100	1,114,725

Mexico - 0.0%
Mexican Udibonos
Series S
4.00%, 11/30/28	MXN	701	39,415

Total Inflation-Linked Securities (cost $1,173,750)			1,154,140

ASSET-BACKED SECURITIES - 0.1%
Other ABS - Fixed Rate - 0.1%
SoFi Consumer Loan Program LLC
Series 2017-6, Class C
4.02%, 11/25/26 (d)(g)		$360	356,140
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (d)(g)		39	40,593
Series 2016-1A, Class A2I
3.832%, 5/25/46 (d)(g)		70	71,049

			467,782

	Principal Amount (000)	U.S. $ Value
Home Equity Loans - Fixed Rate - 0.0%
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (d)	$140	$139,085
GSAA Home Equity Trust
Series 2006-6, Class AF5
6.241%, 3/25/36 (d)	190	98,343

		237,428

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.454% (LIBOR 1 Month + 1.13%), 12/25/32 (d)(p)	45	45,539
Lehman XS Trust
Series 2007-6, Class 3A5
4.908%, 5/25/37 (d)(p)	80	130,177

		175,716

Total Asset-Backed Securities (cost $862,457)		880,926

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Non-Agency Fixed Rate CMBS - 0.1%
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D
4.666%, 7/10/47 (d)(g)	35	30,918
GS Mortgage Securities Trust
Series 2014-GC18, Class D
5.109%, 1/10/47 (d)(g)	71	60,509
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.386%, 6/15/45 (d)(g)	298	295,785
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class D
5.052%, 1/15/47 (d)(g)	71	65,512
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (d)	105	104,816

		557,540

Non-Agency Floating Rate CMBS - 0.0%
BBCMS 2017-GLKS Mortgage Trust
Series 2017-GLKS, Class F
4.951% (LIBOR 1 Month + 3.70%), 11/15/34 (d)(g)(p)	105	104,999
CLNS Trust
Series 2017-IKPR, Class F
5.745% (LIBOR 1 Month + 4.50%), 6/11/32 (d)(g)(p)	110	110,481

	Principal Amount (000)	U.S. $ Value
H/2 Asset Funding NRE
Series 2015-1A
2.963% (LIBOR 1 Month + 1.65%), 6/24/49 (d)(h)(p)	$96	$95,656

		311,136

Total Commercial Mortgage-Backed Securities (cost $866,842)		868,676

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
CIFC Funding Ltd.
Series 2015-4A, Class D
6.863% (LIBOR 3 Month + 5.50%), 10/20/27 (d)(g)(p)	177	175,292
Dryden Senior Loan Fund
Series 2017-49A, Class E
7.654% (LIBOR 3 Month + 6.30%), 7/18/30 (d)(g)(p)	250	247,441
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
4.692% (LIBOR 3 Month + 3.45%), 10/15/29 (d)(g)(p)	306	312,738

Total Collateralized Loan Obligations (cost $733,566)		735,471

Company	Shares
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
Consumer Cyclical - Other - 0.0%
Hovnanian Enterprises, Inc.
7.625%	1,190	8,330

Energy - 0.1%
Berry Petroleum Co. LLC
0.00% (a)(b)(d)	4,429	45,765
Sanchez Energy Corp.
4.875%	2,338	42,668
Tervita Corp.
0.00% (a)(b)(c)(d)	60,772	435,718

		524,151

Technology - 0.0%
Goodman Networks, Inc.
0.00% (a)(b)(c)(d)	3,576	14,304

		546,785

Financial Institutions - 0.0%
Banking - 0.0%
GMAC Capital Trust I
7.201%	868	22,672

	Shares		U.S. $ Value
Services - 0.0%
Holdco, Inc.
0.00% (a)(b)(c)(d)		877	$87,700

			110,372

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		1,027	28,130

Total Preferred Stocks (cost $714,492)			685,287

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
9.125%, 3/16/24 (g) (cost $503,005)		$445	517,312

QUASI-SOVEREIGNS - 0.0%
Quasi-Sovereign Bonds - 0.0%
Indonesia - 0.0%
Majapahit Holding BV
7.875%, 6/29/37 (g)		100	135,046

Mexico - 0.0%
Petroleos Mexicanos
5.375%, 3/13/22(g)		213	227,249
5.50%, 1/21/21		70	74,725

			301,974

Total Quasi-Sovereigns (cost $432,237)			437,020

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.0%
United States - 0.0%
State of California
Series 2010
7.60%, 11/01/40		60	95,178
7.95%, 3/01/36		130	145,955

Total Local Governments - US Municipal Bonds (cost $235,622)			241,133

	Notional Amount
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 80,850,000;
Exercise Price: MXN 17.50;
Counterparty: Deutsche Bank AG (a)	MXN	80,850,000	38,297

	Notional Amount		U.S. $ Value
SEK/EUR
Expiration: Feb 2018; Contracts: 37,151,000;
Exercise Price: SEK 9.70;
Counterparty: UBS AG (a)	SEK	37,151,000	$13,745
TRY/EUR
Expiration: Jan 2018; Contracts: 32,630,290;
Exercise Price: TRY 4.24;
Counterparty: Goldman Sachs Bank USA (a)	TRY	32,630,290	2,766
TRY/USD
Expiration: Jan 2018; Contracts: 33,451,200;
Exercise Price: TRY 3.68;
Counterparty: Citibank, NA (a)	TRY	33,451,200	7,705
ZAR/USD
Expiration: Jan 2018; Contracts: 121,672,000;
Exercise Price: ZAR 13.40;
Counterparty: Goldman Sachs Bank USA (a)	ZAR	121,672,000	135,866

Total Options Purchased - Calls (premiums paid $445,698)			198,379

Company	Shares
WARRANTS - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc., expiring 4/21/20 (a)(b)		2,090	$1,254
SandRidge Energy, Inc., A-CW22, expiring 10/04/22 (a)		4,803	7,349
SandRidge Energy, Inc., B-CW22, expiring 10/04/22 (a)		2,019	2,342

			10,945

Diversified Financial Services - 0.0%
iPayment Holdings, Inc., expiring 12/29/22 (a)(b)(c)(d)		52,132	1,256

Communications Equipment - 0.0%
FairPoint Communications, Inc., expiring 1/24/18 (a)(b)(c)		2,367	0

Total Warrants (cost $39,178)			12,201

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
ZAR/USD
Expiration: Feb 2018; Contracts: 5,467,000;
Exercise Price: ZAR 15.40;
Counterparty: Morgan Stanley Capital Services LLC (a) (premiums paid $2,859)	ZAR	5,467,000	2,744

	Principal Amount (000)		U.S. $ Value
MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 2006
5.00%, 1/01/36 (cost $250)	$0	***	249

SHORT-TERM INVESTMENTS - 7.4%
Investment Companies - 6.3%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.91% (j)(k)(u) (cost $56,598,789)	56,598,789		56,598,789

U.S. Treasury Bills - 1.1%
U.S. Treasury Bill
Zero Coupon, 2/01/18-2/08/18 (r) (cost $9,979,341)	10,000		9,979,341

Total Short-Term Investments (cost $66,578,130)			66,578,130

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $856,381,392)			898,964,432

Company	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.91% (j)(k)(u) (cost $14,230,263)	14,230,263		14,230,263

Total Investments - 101.1% (cost $870,611,655) (v)			913,194,695
Other assets less liabilities - (1.1)%			(10,109,572)

Net Assets - 100.0%			$903,085,123

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at November 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	78	December 2017	AUD	7,800	$7,629,998	$7,707,885	$77,887
10 Yr Japan Bond (OSE) Futures	154	December 2017	JPY	15,400,000	206,696,269	206,523,790	(172,479)
BCOM Commodity Index Futures	9,356	December 2017	USD	936	79,434,723	80,180,920	746,197
Canadian 10 Yr Bond Futures	41	March 2018	CAD	4,100	4,322,969	4,344,224	21,255
Euro Buxl 30 Yr Bond Futures	137	December 2017	EUR	13,700	27,244,942	27,254,547	9,605
Euro STOXX 50 Index Futures	170	December 2017	EUR	2	7,092,938	7,229,694	136,756
Euro-BOBL Futures	197	December 2017	EUR	19,700	30,892,851	30,836,353	(56,498)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at November 30, 2017	Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	260	December 2017	EUR	26,000	$50,226,183	$50,356,123	$129,940
Euro-Schatz Futures	192	March 2018	EUR	19,200	25,607,911	25,606,551	(1,360)
FTSE 100 Index Futures	19	December 2017	GBP	0	1,897,713	1,883,231	(14,482)
Long Gilt Futures	314	March 2018	GBP	31,400	52,704,126	52,487,200	(216,926)
Mini MSCI EAFE Futures	157	December 2017	USD	8	15,613,809	15,850,720	236,911
Mini MSCI Emerging Markets Futures	122	December 2017	USD	6	6,848,348	6,832,000	(16,348)
Russell 2000 Mini Futures	21	December 2017	USD	1	1,488,122	1,622,670	134,548
S&P 500 E Mini Futures	189	December 2017	USD	9	23,568,045	25,022,655	1,454,610
S&P Mid 400 E-Mini Futures	69	December 2017	USD	7	11,994,345	13,110,000	1,115,655
S&P TSX 60 Index Futures	10	December 2017	CAD	2	1,360,202	1,474,557	114,355
SPI 200 Futures	17	December 2017	AUD	0	1,833,058	1,924,319	91,261
TOPIX Index Futures	24	December 2017	JPY	240	3,506,946	3,832,067	325,121
U.S. T-Note 5 Yr (CBT) Futures	579	March 2018	USD	57,900	67,624,438	67,363,031	(261,407)
U.S. T-Note 10 Yr (CBT) Futures	237	March 2018	USD	23,700	29,560,937	29,399,109	(161,828)
U.S. Ultra Bond (CBT) Futures	252	March 2018	USD	25,200	41,889,464	41,548,500	(340,964)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	130	December 2017	JPY	1,300,000	17,372,198	17,426,896	(54,698)
Euro-Bund Futures	56	December 2017	EUR	5,600	10,809,342	10,845,934	(36,592)
Long Gilt Futures	25	March 2018	GBP	2,500	4,200,189	4,178,917	21,272
S&P 500 E-Mini Futures	75	December 2017	USD	4	9,277,565	9,929,625	(652,060)
U.S. T-Note 5 Yr (CBT) Futures	79	March 2018	USD	7,900	9,224,056	9,191,156	32,900
U.S. T-Note 10 Yr (CBT) Futures	108	March 2018	USD	10,800	13,469,250	13,397,063	72,187
U.S. Ultra Bond (CBT) Futures	13	March 2018	USD	1,300	2,159,207	2,143,375	15,832

Total							$2,750,650

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Banking Group, Ltd.	CNY	30,085	USD	4,543	12/13/17	$(9,228)
Australia & New Zealand Banking Group, Ltd.	AUD	3,493	JPY	305,675	1/16/18	81,721
Australia & New Zealand Banking Group, Ltd.	AUD	1,812	USD	1,376	3/07/18	6,399
Australia & New Zealand Banking Group, Ltd.	NZD	2,092	USD	1,449	3/07/18	20,478
Australia & New Zealand Banking Group, Ltd.	JPY	201,774	GBP	1,338	3/14/18	13,661
Bank of America, NA	BRL	8,767	USD	2,688	12/04/17	9,730
Bank of America, NA	BRL	27,439	USD	8,313	12/04/17	(69,811)
Bank of America, NA	USD	11,114	BRL	36,206	12/04/17	(53,520)
Bank of America, NA	USD	2,192	JPY	247,029	12/05/17	2,734
Bank of America, NA	COP	8,246,888	USD	2,711	12/07/17	(21,668)
Bank of America, NA	MXN	81,332	USD	4,417	12/08/17	56,106
Bank of America, NA	USD	1,460	HUF	381,169	12/12/17	(10,585)
Bank of America, NA	USD	1,095	BRL	3,568	1/03/18	(8,545)
Bank of America, NA	AUD	5,738	USD	4,548	1/16/18	208,697
Bank of America, NA	KRW	2,076,618	USD	1,814	1/16/18	(95,817)
Bank of America, NA	USD	3,711	JPY	416,744	1/16/18	1,328
Bank of America, NA	USD	4,475	MXN	81,512	1/16/18	(134,231)
Bank of America, NA	USD	2,750	SEK	22,224	1/16/18	(85,852)
Bank of America, NA	RUB	127,134	USD	2,148	1/25/18	(11,601)
Bank of America, NA	USD	2,371	RUB	140,363	1/25/18	13,438
Bank of America, NA	NZD	485	AUD	435	2/07/18	(2,590)
Barclays Bank PLC	USD	1,073	ZAR	15,197	12/07/17	34,871
Barclays Bank PLC	CNY	60,392	USD	9,179	12/13/17	41,000
Barclays Bank PLC	USD	1,830	CNY	12,091	12/13/17	(971)
Barclays Bank PLC	INR	295,350	USD	4,494	12/14/17	(72,095)
Barclays Bank PLC	TRY	1,692	USD	436	12/14/17	5,781
Barclays Bank PLC	USD	4,577	INR	295,350	12/14/17	(10,083)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CNY	30,140	USD	4,579	12/15/17	$19,910
Barclays Bank PLC	TWD	222,750	USD	7,361	12/20/17	(67,016)
Barclays Bank PLC	USD	9,193	TWD	275,930	12/20/17	8,584
Barclays Bank PLC	USD	4,563	CNY	30,096	12/27/17	(15,689)
Barclays Bank PLC	AUD	7,043	USD	5,430	1/16/18	104,158
Barclays Bank PLC	CAD	4,603	USD	3,635	1/16/18	64,589
Barclays Bank PLC	CHF	3,571	USD	3,657	1/16/18	13,721
Barclays Bank PLC	CHF	1,811	USD	1,820	1/16/18	(28,268)
Barclays Bank PLC	CNY	30,156	USD	4,520	1/16/18	(27,603)
Barclays Bank PLC	EUR	2,311	USD	2,689	1/16/18	(70,256)
Barclays Bank PLC	GBP	3,045	EUR	3,391	1/16/18	(77,112)
Barclays Bank PLC	GBP	2,067	PLN	9,958	1/16/18	22,360
Barclays Bank PLC	GBP	3,064	USD	4,081	1/16/18	(70,137)
Barclays Bank PLC	HUF	716,183	USD	2,673	1/16/18	(57,958)
Barclays Bank PLC	JPY	513,710	USD	4,596	1/16/18	19,631
Barclays Bank PLC	MXN	52,108	USD	2,693	1/16/18	(82,332)
Barclays Bank PLC	NOK	18,355	EUR	1,882	1/16/18	37,366
Barclays Bank PLC	SEK	30,216	USD	3,627	1/16/18	4,139
Barclays Bank PLC	TRY	10,631	EUR	2,269	1/16/18	32,558
Barclays Bank PLC	TRY	13,677	USD	3,588	1/16/18	144,991
Barclays Bank PLC	USD	3,618	AUD	4,610	1/16/18	(132,306)
Barclays Bank PLC	USD	3,595	CAD	4,502	1/16/18	(102,556)
Barclays Bank PLC	USD	8,168	CHF	8,113	1/16/18	110,087
Barclays Bank PLC	USD	2,715	JPY	306,670	1/16/18	17,075
Barclays Bank PLC	USD	1,882	KRW	2,076,618	1/16/18	27,478
Barclays Bank PLC	USD	2,727	SEK	21,987	1/16/18	(91,401)
Barclays Bank PLC	USD	3,515	KRW	3,855,515	1/18/18	30,621
Barclays Bank PLC	USD	2,981	ZAR	42,823	1/25/18	115,242
Barclays Bank PLC	CNY	23,914	USD	3,603	2/07/18	4,706
Barclays Bank PLC	CNY	23,845	USD	3,587	2/07/18	(983)
Barclays Bank PLC	TWD	270,833	USD	9,114	2/07/18	56,837
Barclays Bank PLC	USD	8,992	CNY	59,786	2/07/18	5,171
Barclays Bank PLC	JPY	201,686	USD	1,803	3/14/18	1,624
Barclays Bank PLC	USD	1,818	HUF	470,948	3/14/18	(16,519)
BNP Paribas SA	EUR	1,164	GBP	1,026	12/01/17	995
BNP Paribas SA	GBP	2,635	USD	3,570	12/01/17	6,678
BNP Paribas SA	USD	2,317	GBP	1,711	12/01/17	(2,865)
BNP Paribas SA	JPY	175,645	USD	1,543	12/05/17	(17,342)
BNP Paribas SA	USD	1,447	JPY	161,584	12/05/17	(11,053)
BNP Paribas SA	COP	10,727,516	USD	3,572	12/07/17	17,005
BNP Paribas SA	USD	2,182	PLN	7,844	12/12/17	40,499
BNP Paribas SA	TRY	1,392	USD	355	12/14/17	1,009
BNP Paribas SA	JPY	154,037	EUR	1,151	12/15/17	2,006
BNP Paribas SA	CAD	9,070	USD	7,278	1/16/18	242,811
BNP Paribas SA	MXN	120,817	USD	6,497	1/16/18	62,483
BNP Paribas SA	NZD	3,736	USD	2,708	1/16/18	156,375
BNP Paribas SA	USD	5,723	CZK	124,884	1/16/18	130,293
BNP Paribas SA	USD	3,555	COP	10,727,516	2/07/18	(17,767)
Citibank, NA	BRL	707	USD	217	12/04/17	785
Citibank, NA	USD	215	BRL	707	12/04/17	1,120
Citibank, NA	COP	8,281,515	USD	2,714	12/07/17	(30,466)
Citibank, NA	PEN	1,177	USD	364	12/07/17	36
Citibank, NA	USD	4,531	COP	13,704,132	12/07/17	10,909
Citibank, NA	USD	4,529	COP	13,592,082	12/07/17	(24,340)
Citibank, NA	MXN	13,432	USD	699	12/08/17	(21,027)
Citibank, NA	USD	16,063	CNY	106,923	12/13/17	115,210
Citibank, NA	USD	4,582	CNY	30,215	12/15/17	(11,118)
Citibank, NA	TRY	6,922	EUR	1,526	1/03/18	70,127
Citibank, NA	TRY	15,807	USD	4,141	1/10/18	153,892
Citibank, NA	CNY	60,502	USD	9,031	1/16/18	(92,374)
Citibank, NA	EUR	1,510	TRY	7,012	1/16/18	(37,079)
Citibank, NA	EUR	7,685	USD	9,048	1/16/18	(126,345)
Citibank, NA	SEK	15,087	CHF	1,766	1/16/18	(6,705)
Citibank, NA	TRY	13,872	USD	3,565	1/16/18	73,092
Citibank, NA	USD	2,722	AUD	3,475	1/16/18	(94,319)
Citibank, NA	USD	3,636	CAD	4,568	1/16/18	(92,577)
Citibank, NA	USD	1,809	CHF	1,791	1/16/18	18,882
Citibank, NA	USD	2,752	CZK	60,357	1/16/18	76,212
Citibank, NA	USD	4,543	GBP	3,454	1/16/18	136,563

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,589	MXN	69,318	1/16/18	$103,199
Citibank, NA	USD	3,607	NZD	5,065	1/16/18	(146,813)
Citibank, NA	USD	2,517	SEK	20,967	1/16/18	(3,573)
Citibank, NA	USD	10,025	TRY	38,856	1/16/18	(242,296)
Citibank, NA	USD	2,707	ZAR	37,632	1/16/18	17,580
Citibank, NA	ZAR	38,618	USD	2,690	1/16/18	(106,585)
Citibank, NA	USD	462	KRW	515,014	1/18/18	11,105
Citibank, NA	USD	272	KRW	295,749	1/18/18	(234)
Citibank, NA	RUB	23,354	USD	384	1/25/18	(12,435)
Citibank, NA	USD	3,665	RUB	222,714	1/25/18	118,589
Citibank, NA	USD	1,820	ZAR	25,694	1/25/18	37,326
Citibank, NA	ZAR	38,773	USD	2,693	1/25/18	(110,798)
Citibank, NA	USD	2,118	IDR	28,894,875	1/29/18	4,589
Citibank, NA	GBP	1,287	USD	1,731	2/02/18	(13,916)
Citibank, NA	COP	5,417,323	USD	1,793	2/07/18	7,189
Citibank, NA	USD	706	CNY	4,682	2/07/18	(1,534)
Citibank, NA	USD	363	PEN	1,177	2/07/18	(75)
Citibank, NA	CHF	3,126	USD	3,206	3/14/18	3,407
Citibank, NA	NOK	14,623	EUR	1,500	3/14/18	33,242
Citibank, NA	SEK	14,871	EUR	1,505	3/14/18	13,577
Citibank, NA	TRY	14,314	USD	3,489	3/14/18	(47,594)
Citibank, NA	USD	1,778	MXN	33,939	3/14/18	12,107
Citibank, NA	USD	1,808	NOK	14,651	3/14/18	(41,980)
Citibank, NA	USD	883	TRY	3,617	3/14/18	10,532
Citibank, NA	ZAR	12,536	USD	883	3/14/18	(16,045)
Credit Suisse International	USD	362	PEN	1,177	12/07/17	2,397
Credit Suisse International	USD	1,822	COP	5,504,797	12/07/17	2,347
Credit Suisse International	MXN	10,585	USD	550	12/08/17	(17,421)
Credit Suisse International	NOK	6,978	EUR	716	12/13/17	14,236
Credit Suisse International	NOK	6,236	USD	757	12/13/17	6,826
Credit Suisse International	SEK	11,869	USD	1,469	12/13/17	49,875
Credit Suisse International	EUR	14,190	USD	16,479	12/15/17	(421,653)
Credit Suisse International	CAD	2,293	MXN	34,752	1/16/18	72,020
Credit Suisse International	CHF	4,513	USD	4,559	1/16/18	(46,098)
Credit Suisse International	ILS	22,472	USD	6,388	1/16/18	(51,531)
Credit Suisse International	JPY	200,680	NZD	2,601	1/16/18	(10,905)
Credit Suisse International	JPY	310,272	USD	2,730	1/16/18	(33,319)
Credit Suisse International	NOK	7,427	USD	903	1/16/18	9,201
Credit Suisse International	USD	2,756	HUF	716,183	1/16/18	(24,574)
Credit Suisse International	USD	2,426	MYR	10,249	1/26/18	80,376
Credit Suisse International	AUD	435	NZD	485	2/07/18	2,610
Credit Suisse International	USD	147	ZAR	2,120	2/21/18	5,662
Credit Suisse International	EUR	252	CNY	1,989	2/26/18	(3,193)
Credit Suisse International	CAD	166	JPY	14,450	2/27/18	364
Credit Suisse International	CHF	2,209	GBP	1,690	3/14/18	30,823
Deutsche Bank AG	BRL	53,288	USD	16,400	12/04/17	121,084
Deutsche Bank AG	BRL	15,113	USD	4,598	12/04/17	(18,822)
Deutsche Bank AG	USD	9,039	BRL	29,937	12/04/17	106,311
Deutsche Bank AG	USD	11,828	BRL	38,464	12/04/17	(77,750)
Deutsche Bank AG	JPY	161,349	USD	1,450	12/05/17	15,886
Deutsche Bank AG	COP	5,545,092	USD	1,833	12/07/17	(4,639)
Deutsche Bank AG	TWD	53,180	USD	1,767	12/20/17	(6,658)
Deutsche Bank AG	BRL	8,440	USD	2,614	1/03/18	43,899
Deutsche Bank AG	USD	4,618	BRL	14,911	1/03/18	(77,557)
Deutsche Bank AG	ILS	9,515	EUR	2,298	1/16/18	16,785
Deutsche Bank AG	USD	6,300	CHF	6,216	1/16/18	42,024
Deutsche Bank AG	USD	775	KRW	864,191	1/18/18	19,216
Deutsche Bank AG	ILS	10,198	USD	2,884	1/25/18	(39,353)
Deutsche Bank AG	CNY	1,989	EUR	252	2/26/18	3,193
Deutsche Bank AG	USD	18	INR	1,181	3/12/18	71
Deutsche Bank AG	GBP	1,703	USD	2,270	3/14/18	(41,493)
Goldman Sachs Bank USA	GBP	1,094	USD	1,452	12/01/17	(26,536)
Goldman Sachs Bank USA	USD	588	MXN	10,940	12/08/17	(1,295)
Goldman Sachs Bank USA	TRY	3,285	USD	847	12/14/17	11,391
Goldman Sachs Bank USA	TRY	17,917	EUR	4,120	1/04/18	386,077
Goldman Sachs Bank USA	EUR	3,858	AUD	5,822	1/16/18	(203,191)
Goldman Sachs Bank USA	MXN	51,294	EUR	2,279	1/16/18	(10,862)
Goldman Sachs Bank USA	MXN	54,293	USD	2,877	1/16/18	(14,166)
Goldman Sachs Bank USA	SEK	14,864	EUR	1,540	1/16/18	56,071

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	7,058	NOK	57,211	1/16/18	$(171,349)
Goldman Sachs Bank USA	USD	2,735	TRY	10,218	1/16/18	(162,893)
Goldman Sachs Bank USA	USD	1,819	ZAR	24,564	1/16/18	(40,148)
Goldman Sachs Bank USA	CHF	2,348	USD	2,405	1/17/18	8,614
Goldman Sachs Bank USA	CAD	2,313	USD	1,818	1/18/18	23,857
Goldman Sachs Bank USA	ZAR	72,297	USD	5,194	1/25/18	(33,402)
HSBC Bank USA	USD	646	CNY	4,279	2/07/18	(1,705)
JPMorgan Chase Bank, NA	EUR	1,312	GBP	1,158	12/01/17	4,364
JPMorgan Chase Bank, NA	GBP	1,095	USD	1,460	12/01/17	(21,531)
JPMorgan Chase Bank, NA	JPY	161,494	USD	1,435	12/05/17	21
JPMorgan Chase Bank, NA	ZAR	14,409	USD	1,075	12/07/17	24,601
JPMorgan Chase Bank, NA	ZAR	15,197	USD	1,076	12/07/17	(31,908)
JPMorgan Chase Bank, NA	HUF	381,727	USD	1,421	12/12/17	(30,332)
JPMorgan Chase Bank, NA	USD	223	CNY	1,471	12/13/17	(628)
JPMorgan Chase Bank, NA	USD	1,613	CNY	10,645	1/10/18	(6,409)
JPMorgan Chase Bank, NA	JPY	401,648	USD	3,565	1/16/18	(13,258)
JPMorgan Chase Bank, NA	MXN	35,096	USD	1,811	1/16/18	(57,775)
JPMorgan Chase Bank, NA	USD	1,794	JPY	202,743	1/16/18	12,040
JPMorgan Chase Bank, NA	USD	7,106	MXN	131,697	1/16/18	(91,742)
JPMorgan Chase Bank, NA	ZAR	22,977	USD	1,610	1/16/18	(53,469)
JPMorgan Chase Bank, NA	TWD	37,295	USD	1,251	2/07/18	4,066
JPMorgan Chase Bank, NA	JPY	13,133	TRY	462	2/13/18	(1,900)
JPMorgan Chase Bank, NA	TRY	462	JPY	13,133	2/13/18	1,900
JPMorgan Chase Bank, NA	ZAR	2,120	USD	147	2/21/18	(5,662)
Morgan Stanley Capital Services, Inc.	USD	2,702	EUR	2,263	12/15/17	(6,314)
Morgan Stanley Capital Services, Inc.	CNY	30,096	USD	4,553	12/27/17	5,766
Morgan Stanley Capital Services, Inc.	AUD	4,735	USD	3,630	1/16/18	49,370
Morgan Stanley Capital Services, Inc.	EUR	1,574	SEK	15,298	1/16/18	(44,485)
Morgan Stanley Capital Services, Inc.	NZD	2,628	AUD	2,372	1/16/18	(1,479)
Morgan Stanley Capital Services, Inc.	JPY	14,450	CAD	166	2/27/18	(364)
Royal Bank of Scotland PLC	GBP	516	USD	685	12/01/17	(12,164)
Royal Bank of Scotland PLC	USD	2,302	NOK	17,960	12/13/17	(142,305)
Royal Bank of Scotland PLC	EUR	3,015	USD	3,553	12/15/17	(37,897)
Royal Bank of Scotland PLC	CAD	2,340	USD	1,814	1/16/18	(672)
Royal Bank of Scotland PLC	CZK	38,927	USD	1,794	1/16/18	(30,556)
Royal Bank of Scotland PLC	NZD	5,065	USD	3,643	1/16/18	183,347
Royal Bank of Scotland PLC	USD	2,732	NZD	3,736	1/16/18	(179,630)
Royal Bank of Scotland PLC	EUR	2,282	ILS	9,454	3/14/18	(18,034)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	GBP	1,350	EUR	1,506	3/14/18	$(28,471)
Standard Chartered Bank	BRL	9,612	USD	2,947	12/04/17	10,668
Standard Chartered Bank	USD	2,953	BRL	9,612	12/04/17	(16,643)
Standard Chartered Bank	USD	632	ZAR	9,068	12/07/17	28,817
Standard Chartered Bank	CNY	30,008	USD	4,572	12/13/17	31,738
Standard Chartered Bank	CNY	75	USD	11	12/15/17	(70)
Standard Chartered Bank	TRY	7,073	EUR	1,509	1/04/18	11,918
Standard Chartered Bank	USD	5,720	CNY	37,761	1/10/18	(22,962)
Standard Chartered Bank	CHF	4,437	USD	4,544	1/16/18	16,463
Standard Chartered Bank	GBP	1,389	USD	1,819	1/16/18	(62,624)
Standard Chartered Bank	JPY	512,322	USD	4,570	1/16/18	6,350
Standard Chartered Bank	JPY	103,339	USD	908	1/16/18	(12,675)
Standard Chartered Bank	MXN	17,148	USD	894	1/16/18	(19,258)
Standard Chartered Bank	NOK	14,730	EUR	1,509	1/16/18	28,240
Standard Chartered Bank	TRY	6,759	EUR	1,504	1/16/18	94,206
Standard Chartered Bank	USD	10,215	CNY	68,089	1/16/18	52,527
Standard Chartered Bank	USD	3,417	CNY	22,569	1/16/18	(13,770)
Standard Chartered Bank	USD	1,829	GBP	1,345	1/16/18	(6,824)
Standard Chartered Bank	USD	2,729	JPY	308,817	1/16/18	22,098
Standard Chartered Bank	USD	5,355	JPY	599,602	1/16/18	(14,174)
Standard Chartered Bank	USD	1,332	MXN	25,883	1/16/18	46,177
Standard Chartered Bank	USD	994	KRW	1,091,486	1/18/18	9,166
Standard Chartered Bank	TWD	43,432	USD	1,452	3/08/18	(3,226)
Standard Chartered Bank	USD	5,109	INR	332,731	3/12/18	(8,537)
State Street Bank & Trust Co.	USD	207	GBP	157	12/01/17	5,205
State Street Bank & Trust Co.	USD	106	ZAR	1,503	12/07/17	3,059
State Street Bank & Trust Co.	MXN	3,201	USD	167	12/08/17	(4,921)
State Street Bank & Trust Co.	USD	225	MXN	4,280	12/08/17	4,905
State Street Bank & Trust Co.	USD	1,486	SEK	11,866	12/13/17	(67,756)
State Street Bank & Trust Co.	TRY	71	USD	19	12/14/17	1,133
State Street Bank & Trust Co.	USD	56	TRY	221	12/14/17	223
State Street Bank & Trust Co.	EUR	3,714	USD	4,389	12/15/17	(34,643)
State Street Bank & Trust Co.	USD	276	EUR	232	12/15/17	84
State Street Bank & Trust Co.	EUR	3,804	USD	4,568	12/18/17	36,664
State Street Bank & Trust Co.	CNY	48,406	USD	7,235	1/10/18	(68,528)
State Street Bank & Trust Co.	CZK	48,519	EUR	1,895	1/16/18	(12,068)
State Street Bank & Trust Co.	JPY	101,006	USD	893	1/16/18	(7,080)
State Street Bank & Trust Co.	NZD	2,601	EUR	1,508	1/16/18	24,129
State Street Bank & Trust Co.	PLN	8,072	EUR	1,893	1/16/18	(27,642)
State Street Bank & Trust Co.	SGD	193	USD	142	1/16/18	(1,227)
State Street Bank & Trust Co.	USD	3,385	EUR	2,892	1/16/18	67,980
State Street Bank & Trust Co.	USD	1,986	PLN	7,192	1/16/18	52,548
State Street Bank & Trust Co.	KRW	2,470,404	USD	2,182	1/18/18	(89,788)
State Street Bank & Trust Co.	USD	193	MYR	812	1/26/18	6,070
State Street Bank & Trust Co.	TRY	1,400	JPY	38,834	2/13/18	(2,828)
State Street Bank & Trust Co.	EUR	1,535	GBP	1,360	3/14/18	6,828

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	CHF	2,649	USD	2,736	1/16/18	$32,825
UBS AG	EUR	5,720	USD	6,732	1/16/18	(96,240)
UBS AG	USD	6,393	GBP	4,766	1/16/18	64,176

						$(599,866)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Put
CDX-NAHY Series 28, 5 Year Index RTP	Goldman Sachs Internatio nal	Sell	102.00%	Dec, 2017	$2,880	$(8,784)	$(210)
CDX-NAHY Series 29, 5 Year Index RTP	Credit Suisse Internatio nal	Sell	105.50	Dec, 2017	2,900	(9,643)	(1,668)
CDX-NAHY Series 29, 5 Year Index RTP	Barclays Bank PLC	Sell	106.50	Dec, 2017	716	(3,229)	(758)

						$(21,656)	$(2,636)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
USD vs. MXN/Credit Suisse International	USD	21.500	07/2018	710,000	USD	710	$12,142	$(10,433)
Put
CNH vs. EUR/Deutsche Bank AG	CNH	8.060	02/2018	9,873,000	CNH	9,873	6,525	(10,966)
JPY vs. CAD/Morgan Stanley Capital Services LLC	JPY	90.220	02/2018	76,687,000	JPY	76,687	6,147	(4,925)
MXN vs. USD/Deutsche Bank AG	MXN	22.000	08/2018	101,640,000	MXN	101,640	66,713	(72,105)
NZD vs. AUD/Bank of America, NA	NZD	1.140	02/2018	2,143,000	NZD	2,143	7,635	(2,420)
SEK vs. EUR/UBS AG	SEK	10.100	02/2018	38,683,000	SEK	38,683	21,027	(30,929)
TRY vs. EUR/Goldman Sachs Bank USA	TRY	4.550	01/2018	35,035,000	TRY	35,035	83,819	(376,269)
TRY vs. JPY/JPMorgan Chase Bank, NA	TRY	0.040	02/2018	2,800,000	TRY	2,800	7,446	(5,885)
TRY vs. USD/Citibank, NA	TRY	4.050	01/2018	36,815,000	TRY	36,815	87,730	(103,048)

Description/ Counterparty	Exercise Price	Expiration Date	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
ZAR vs. USD/Goldman Sachs Bank USA	ZAR 14.800	01/2018	134,384,000	ZAR	134,384	$146,996	$(84,893)
ZAR vs. USD/JPMorgan Chase Bank, NA	ZAR 15.400	02/2018	10,934,000	ZAR	10,934	11,005	(5,488)

						$457,185	$(707,361)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.80%	USD	153	$(14,452)	$(10,534)	$(3,918)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.80	USD	20,430	(1,935,229)	(1,341,636)	(593,593)
CDX-NAHY Series 29, 5 Year Index	(5.00)	Quarterly	3.11	USD	5	(446)	(361)	(85)
CDX-NAHY Series 29, 5 Year Index	(5.00)	Quarterly	3.18	USD	6,500	(579,308)	(513,897)	(65,411)
iTraxx Xover Series 26, 5 Year Index	(5.00)	Quarterly	1.64	EUR	4,150	(668,045)	(522,649)	(145,396)
iTraxx Xover Series 28, 5 Year Index	(5.00)	Quarterly	2.31	EUR	5,540	(888,507)	(797,614)	(90,893)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index	1.00	Quarterly	0.51	USD	105,330	2,461,489	1,673,711	787,778
iTraxx Europe Series 27, 5 Year Index	1.00	Quarterly	0.42	EUR	45,070	1,563,360	721,280	842,080

						$(61,138)	$(791,700)	$730,562

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type				Upfront Premiums Paid (Received)
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value			Unrealized Appreciation/ (Depreciation)
GBP	6,845	11/08/19	6 Month LIBOR	0.794%	Semi-Annual/Semi-Annual	$(12,683)	$(5,786)		$(6,897)
GBP	6,845	11/08/19	6 Month LIBOR	0.796%	Semi-Annual/Semi-Annual	(12,343)	(5,440)		(6,903)
GBP	2,735	11/08/22	1.022%	6 Month LIBOR	Semi-Annual/Semi-Annual	21,017	13,080		7,937
GBP	2,735	11/08/22	1.029%	6 Month LIBOR	Semi-Annual/Semi-Annual	20,802	11,863		8,939
GBP	2,640	11/29/27	6 Month LIBOR	1.399%	Semi-Annual/Semi-Annual	1,000	– 0	–	1,000
GBP	1,020	11/29/47	1.579%	6 Month LIBOR	Semi-Annual/Semi-Annual	(859)	– 0	–	(859)

						$16,934	$13,717		$3,217

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX- CMBX.NA.B B Series 6, 5/11/63*	5.00%	Monthly	12.50%	$2,500	$(623,611)	$(459,568)	$(164,043)
Credit Suisse International
CDX- CMBX.NA.B BB- Series 6, 5/11/63*	3.00	Monthly	7.25	5,800	(919,107)	(600,765)	(318,342)
Deutsche Bank AG
CDX- CMBX.NA.B B Series 6, 5/11/63*	5.00	Monthly	12.50	2,500	(623,611)	(469,366)	(154,245)

					$(2,166,329)	$(1,529,699)	$(636,630)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Clearing Broker/ (Exchange) & Referenced Obligation	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,870	7/15/22	2.163%	CPI	#	Maturity	$(149,324)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	786,000	LIBOR	Quarterly	USD786	12/20/17	$2,255
iBoxx $ Liquid High Yield Index	410,000	LIBOR	Quarterly	410	12/20/17	2,027
Barclays Bank PLC
Barclays Capital US
Inflation Linked Bonds 1 to 10 Year	139,500,000	LIBOR Plus 0.14%	Quarterly	139,500	5/01/18	(96,822)
Citibank, NA
iBoxx $ Liquid High Yield Index	164,000	LIBOR	Quarterly	164	12/20/17	1,404
iBoxx $ Liquid High
Yield Index	164,000	LIBOR	Quarterly	164	12/20/17	976
Russell 2000 Total Return Index	34,156	LIBOR Plus 0.29%	Quarterly	49,656	6/15/18	2,407,330
Goldman Sachs International
Russell 2000 Total Return Index	1,744	LIBOR Minus 0.15%	Quarterly	12,534	5/15/18	684,862
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	796,000	LIBOR	Quarterly	796	12/20/17	3,124
iBoxx $ Liquid High Yield Index	169,000	LIBOR	Quarterly	169	12/20/17	950
Pay Total Return on Reference Obligation
Citibank, NA
Russell 2000 Total Return Index	41,977	LIBOR Plus 0.21%	Quarterly	50,458	6/15/18	(3,652,000)
Goldman Sachs International
S&P 500 Total Return Index	22,412	LIBOR Plus 0.27%	Quarterly	111,790	5/15/18	(3,642,341)

						$(4,288,235)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Sale Contracts
JPMorgan Chase Bank, NA
Hong Kong Hang Seng Index 12/28/17*	$15.50	Maturity	HKD	– 0	–**	$(109,874)	$	– 0 –	$(109,874)

* Termination date

** Notional amount less than $500.
*** Principal amount less than 500.
(a) Non-income producing security.
(b) Illiquid security.
(c) Fair valued by the Adviser.
(d) Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e) Represents entire or partial securities out on loan.
(f) Defaulted.

(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $53,738,023 or 6.0% of net assets.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.11% of net assets as of November 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Artsonig Pty Ltd. 11.50%, 4/01/19	10/01/17	$18,342		$109		0.00%
Creditcorp 12.00%, 7/15/18	4/26/17	75,117		71,895		0.01%
Dominican Republic International Bond 16.00%, 7/10/20	6/02/17	606,957		619,193		0.07%
Exide Technologies 11.00%, 4/30/22	12/01/17	66,731		69,191		0.01%
Exide Technologies 7.00%, 4/30/25	12/01/17	4,958		5,336		0.00%
H/2 Asset Funding NRE Series 2015-1A 2.963%, 6/24/49	3/29/17	94,991		95,656		0.01%
K2016470219 South Africa Ltd. 3.00%, 12/31/22	4/26/17	4,719		1,740		0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/22	4/26/17	11,266		7,914		0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	4/26/17	15		1		0.00%
Modular Space Corp.	4/26/17	76,076		90,706		0.01%
Texas Competitive/TCEH 11.50%, 10/01/20	4/26/17	– 0	–	– 0	–	0.00%
Tonon Luxembourg SA 7.25%, 1/24/20	4/26/17	1,486		1,080		0.00%
Vantage Drilling International 10.00%, 12/31/20	4/26/17	2,071		2,084		0.00%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	4/26/17	33,435		28,742		0.00%

(i)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
CHC Group LLC	4/26/17	$34,109		$20,762		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon,10/01/20	4/26/17	235,079		209,188		0.02%
Exide Technologies	4/26/17	2,165		9,686		0.00%
Exide Technologies/Old	4/26/17	1,094		4,898		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	4/26/17	– 0	–	– 0	–	0.00%

(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(k)	Affiliated investments.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2017.
(m)	Convertible security.

(n)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2017.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Floating Rate Security. Stated interest/floor rate was in effect at November 30, 2017.
(q)	Defaulted matured security.
(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at November 30, 2017.
(t)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(u)	The rate shown represents the 7-day yield as of period end.
(v)	As of November 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $72,431,098 and gross unrealized depreciation of investments was $(32,378,714), resulting in net unrealized appreciation of $40,052,384.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index

CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
RTP	-	Right To Pay
SPI	-	Share Price Index
TBA	-	To Be Announced
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB All Market Total Return Portfolio

November 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund ‘s investments by the above fair value hierarchy levels as of November 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Information Technology	$84,912,157		$9,459,190		$– 0	– (a)	$94,371,347
Consumer Discretionary	62,674,512		10,326,291		– 0	–	73,000,803
Financials	36,445,301		29,375,338		93,299		65,913,938
Health Care	58,734,410		4,624,924		– 0	–	63,359,334
Industrials	29,312,055		15,436,754		115,729		44,864,538
Consumer Staples	21,750,454		10,628,870		– 0	–	32,379,324
Materials	9,437,332		7,438,190		13,729		16,889,251
Energy	9,055,417		7,284,852		116,838	(a)	16,457,107
Telecommunication Services	2,785,166		11,867,050		– 0	–	14,652,216
Utilities	6,597,142		1,990,786		– 0	–	8,587,928
Real Estate	3,472,881		567,301		– 0	–	4,040,182
Investment Companies	267,867,253		– 0	–	– 0	–	267,867,253
Corporates - Non-Investment Grade	– 0	–	62,581,657		585,500	(a)	63,167,157
Governments - Treasuries	– 0	–	16,711,658		– 0	–	16,711,658
Corporates - Investment Grade	– 0	–	10,643,195		– 0	–	10,643,195
Emerging Markets - Treasuries	– 0	–	9,555,435		– 0	–	9,555,435
Emerging Markets - Sovereigns	– 0	–	9,365,333		– 0	–	9,365,333
Collateralized Mortgage Obligations	– 0	–	6,801,596		89,045		6,890,641
Emerging Markets - Corporate Bonds	– 0	–	6,046,703		10,734		6,057,437
Bank Loans	– 0	–	1,533,613		345,074		1,878,687
Inflation-Linked Securities	– 0	–	1,154,140		– 0	–	1,154,140
Asset-Backed Securities	– 0	–	– 0	–	880,926		880,926
Commercial Mortgage-Backed Securities	– 0	–	– 0	–	868,676		868,676
Collateralized Loan Obligations	– 0	–	– 0	–	735,471		735,471
Preferred Stocks	59,132		42,668		583,487		685,287
Local Governments - Regional Bonds	– 0	–	517,312		– 0	–	517,312
Quasi-Sovereigns	– 0	–	437,020		– 0	–	437,020
Local Governments - US Municipal Bonds	– 0	–	241,133		– 0	–	241,133
Options Purchased - Calls	– 0	–	198,379		– 0	–	198,379
Warrants	10,945		– 0	–	1,256	(a)	12,201
Options Purchased - Puts	– 0	–	2,744		– 0	–	2,744
Mortgage Pass-Throughs	– 0	–	249		– 0	–	249
Short-Term Investments:
Investment Companies	56,598,789		– 0	–	– 0	–	56,598,789
U.S. Treasury Bills	– 0	–	9,979,341		– 0	–	9,979,341
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	14,230,263		– 0	–	– 0	–	14,230,263

Total Investments in Securities	663,943,209		244,811,722		4,439,764		913,194,695

Other Financial Instruments(b):
Assets:
Futures	4,183,154		553,138		– 0	–	4,736,292
Forward Currency Exchange Contracts	– 0	–	5,107,104		– 0	–	5,107,104
Centrally Cleared Credit Default Swaps	– 0	–	4,024,849		– 0	–	4,024,849
Centrally Cleared Interest Rate Swaps	– 0	–	42,819		– 0	–	42,819
Total Return Swaps	– 0	–	3,102,928		– 0	–	3,102,928
Liabilities:
Futures	(1,971,160)		(14,482)		– 0	–	(1,985,642)
Forward Currency Exchange Contracts	– 0	–	(5,706,970)		– 0	–	(5,706,970)
Credit Default Swaptions Written	– 0	–	(2,636)		– 0	–	(2,636)
Currency Options Written	– 0	–	(707,361)		– 0	–	(707,361)
Centrally Cleared Credit Default Swaps	– 0	–	(4,085,987)		– 0	–	(4,085,987)
Centrally Cleared Interest Rate Swaps	– 0	–	(25,885)		– 0	–	(25,885)
Credit Default Swaps	– 0	–	(2,166,329)		– 0	–	(2,166,329)
Inflation (CPI) Swaps	– 0	–	(149,324)		– 0	–	(149,324)
Total Return Swaps	– 0	–	(7,391,163)		– 0	–	(7,391,163)
Variance Swaps	– 0	–	(109,874)		– 0	–	(109,874)

Total(c)	$666,155,203		$237,282,549		$4,439,764		$907,877,516

(a)	The Fund held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums and options written and swaptions which are valued at market value.
(c)	There were deminimis transfers under 1% of net assets between Level 1 to Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks(a)		Corporates-Non- Investment Grade(a)		Collateralized Mortgage Obligations
Balance as of 8/31/17	$138,560		$481,168		$85,563
Accrued discounts/(premiums)	– 0	–	1,677		105
Realized gain (loss)	– 0	–	27,564		– 0	–
Change in unrealized appreciation/depreciation	26,246		21,163		3,377
Purchases/Payups	76,076		220,563		– 0	–
Sales/Paydowns	– 0	–	(166,635)		– 0	–
Transfers in to Level 3	98,713		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/17	$339,595		$585,500		$89,045

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17	$26,246		$35,494		$3,377

	Emerging Markets - Corporate Bonds		Bank Loans		Asset-Backed Securities
Balance as of 8/31/17	$11,427		$65,755		$539,068
Accrued discounts/(premiums)	270		(79)		(70)
Realized gain (loss)	390		(2)		(1,614)
Change in unrealized appreciation/depreciation	(2,157)		(24,132)		(3,052)
Purchases/Payups	1,243		– 0	–	359,884
Sales/Paydowns	(439)		(165)		(13,290)
Transfers in to Level 3	– 0	–	303,697		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/17	$10,734		$345,074		$880,926

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17	$(2,157)		$(24,132)		$(3,052)

	Commercial Mortgage-Backed Securities		Collateralized Loan Obligations		Preferred Stocks
Balance as of 8/31/17	$774,659		$422,579		$87,700
Accrued discounts/(premiums)	121		44		– 0	–
Realized gain (loss)	1		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(10,911)		(1,004)		35,066
Purchases/Payups	105,000		313,852		– 0	–
Sales/Paydowns	(194)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	460,721
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 11/30/17	$868,676		$735,471		$583,487

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17	$(10,911)		$(1,004)		$35,066

	Warrants(a)		Total
Balance as of 8/31/17	$10,402		$2,616,881
Accrued discounts/(premiums)	– 0	–	2,068
Realized gain (loss)	– 0	–	26,339
Change in unrealized appreciation/depreciation	(9,146)		35,450
Purchases/Payups	– 0	–	1,076,618
Sales/Paydowns	– 0	–	(180,723)
Transfers in to Level 3	– 0	–	863,131
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/17	$1,256		$4,439,764	(b)

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17	$ – 0	–	$58,927

(a)	The Fund held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2017 is as follows:

Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)	Dividend Income (000)
Government Money Market	$66,959	$87,678	$98,038	$56,599	$96
Government Money Market*	14,459	31,444	31,673	14,230	29

Total	$81,418	$119,122	$129,711	$70,829	$125

*	Investments of cash collateral for securities lending transactions

AB Conservative Wealth Strategy

Portfolio of Investments

November 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 34.2%
Information Technology - 7.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.	9,833	$366,771

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	13,619	1,233,746
Avnet, Inc.	620	25,674
LG Innotek Co., Ltd.	320	47,840
Sunny Optical Technology Group Co., Ltd.	3,000	50,449

		1,357,709

Internet Software & Services - 1.4%
Alphabet, Inc.-Class A (a)	90	93,255
Alphabet, Inc.-Class C (a)	2,545	2,599,489
Baidu, Inc. (Sponsored ADR) (a)	142	33,878
eBay, Inc. (a)	1,849	64,105
Facebook, Inc.-Class A (a)	995	176,294
Mixi, Inc.	1,900	88,502
Moneysupermarket.com Group PLC	63,010	285,469

		3,340,992

IT Services - 2.4%
Accenture PLC-Class A	183	27,086
Amadeus IT Group SA-Class A	4,830	348,305
Amdocs Ltd.	2,397	156,500
Booz Allen Hamilton Holding Corp.	6,886	266,419
Capgemini SE	2,330	268,355
DXC Technology Co.	310	29,803
Fidelity National Information Services, Inc.	2,990	282,047
Gartner, Inc. (a)	8,020	969,538
Mastercard, Inc.-Class A	12,210	1,837,238
Otsuka Corp.	3,300	246,978
Total System Services, Inc.	6,810	506,392
Visa, Inc.-Class A	5,379	605,622

		5,544,283

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	1,939	102,321
Intel Corp.	11,373	509,965
Lam Research Corp.	508	97,704
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	4,680	185,328
Texas Instruments, Inc.	2,802	272,607

		1,167,925

Software - 1.5%
Check Point Software Technologies Ltd. (a)	2,060	214,837
Constellation Software, Inc./Canada	120	70,288
Electronic Arts, Inc. (a)	839	89,228
Microsoft Corp.	20,270	1,706,126
Nexon Co., Ltd. (a)	300	8,674
Nice Ltd.	3,380	295,126
Oracle Corp.	10,206	500,706
Oracle Corp. Japan	4,000	356,542
salesforce.com, Inc. (a)	1,183	123,410
Trend Micro, Inc./Japan	900	51,088
VMware, Inc.-Class A (a)(b)	717	86,119

		3,502,144

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	9,315	$1,600,783
BlackBerry Ltd. (a)	2,280	24,600
HP, Inc.	4,836	103,732

		1,729,115

		17,008,939

Consumer Discretionary - 5.6%
Auto Components - 0.6%
Autoliv, Inc. (b)	1,980	253,281
Delphi Automotive PLC	11,640	1,218,359

		1,471,640

Automobiles - 0.1%
Fiat Chrysler Automobiles NV (a)	5,772	99,123
Ford Motor Co.	4,060	50,831
Geely Automobile Holdings Ltd.	8,000	28,079

		178,033

Distributors - 0.1%
PALTAC Corp.	3,200	142,254

Diversified Consumer Services - 0.5%
Service Corp. International/US	24,204	894,338
Sotheby’s (a)	5,798	298,771

		1,193,109

Hotels, Restaurants & Leisure - 1.2%
Aristocrat Leisure Ltd.	21,480	358,976
Compass Group PLC	15,065	305,530
Hilton Worldwide Holdings, Inc.	1,040	80,662
McDonald’s Corp.	1,360	233,879
Starbucks Corp.	33,282	1,924,366
TUI AG	794	14,665

		2,918,078

Household Durables - 0.2%
Auto Trader Group PLC (c)	39,660	180,321
Electrolux AB-Class B	2,631	87,383
LG Electronics, Inc.	680	56,583
Persimmon PLC	4,800	164,868

		489,155

Internet & Direct Marketing Retail - 0.7%
Amazon.com, Inc. (a)	167	196,517
JD.com, Inc. (ADR) (a)	284	10,636
Netflix, Inc. (a)	640	120,051
Priceline Group, Inc. (The) (a)	726	1,263,030

		1,590,234

Company	Shares	U.S. $ Value
Leisure Products - 0.1%
Hasbro, Inc.	2,160	$200,923
Sega Sammy Holdings, Inc.	1,800	21,793

		222,716

Media - 0.5%
Comcast Corp.-Class A	10,267	385,423
CTS Eventim AG & Co. KGaA	2,640	128,234
Liberty Global PLC-Class A (a)	2,980	94,645
Omnicom Group, Inc.	5,510	393,634
Sirius XM Holdings, Inc. (b)	12,760	70,180

		1,072,116

Multiline Retail - 0.1%
Dollarama, Inc.	860	105,128
Target Corp.	411	24,619

		129,747

Specialty Retail - 0.9%
AutoZone, Inc. (a)	410	281,572
Home Depot, Inc. (The)	1,616	290,589
Ross Stores, Inc.	2,740	208,322
TJX Cos., Inc. (The)	3,356	253,546
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,926	1,092,143

		2,126,172

Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd.	16,000	71,702
HUGO BOSS AG	3,584	295,184
NIKE, Inc.-Class B	17,134	1,035,236
Ralph Lauren Corp.	620	58,993

		1,461,115

		12,994,369

Health Care - 5.3%
Biotechnology - 1.0%
Amgen, Inc.	756	132,799
Biogen, Inc. (a)	1,528	492,276
Celgene Corp. (a)	8,330	839,914
Gilead Sciences, Inc.	11,135	832,675

		2,297,664

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	34,925	1,968,722
Baxter International, Inc.	867	56,815
Cochlear Ltd.	605	82,701
West Pharmaceutical Services, Inc.	4,913	490,956

		2,599,194

Health Care Providers & Services - 1.4%
Aetna, Inc.	1,855	334,234

Company	Shares	U.S. $ Value
Anthem, Inc.	6,870	$1,614,176
Centene Corp. (a)	179	18,274
Humana, Inc.	434	113,213
McKesson Corp.	72	10,637
UnitedHealth Group, Inc.	5,546	1,265,431

		3,355,965

Life Sciences Tools & Services - 0.5%
IQVIA Holdings, Inc. (a)	10,798	1,101,504

Pharmaceuticals - 1.3%
Allergan PLC	169	29,377
Eli Lilly & Co.	288	24,376
Johnson & Johnson	1,144	159,394
Merck & Co., Inc.	5,977	330,348
Novo Nordisk A/S-Class B	2,195	113,457
Pfizer, Inc.	8,253	299,254
Roche Holding AG	1,400	353,801
Sanofi	1,748	159,452
Shire PLC	4,706	233,302
Zoetis, Inc.	16,929	1,223,797

		2,926,558

		12,280,885

Financials - 5.2%
Banks - 2.1%
Bank of America Corp.	2,876	81,017
Citigroup, Inc.	7,688	580,445
DBS Group Holdings Ltd.	43,900	799,543
DNB ASA	10,045	182,973
Hana Financial Group, Inc.	2,270	99,076
JPMorgan Chase & Co.	2,239	234,020
Jyske Bank A/S	11,200	604,776
KB Financial Group, Inc.	950	52,455
Mitsubishi UFJ Financial Group, Inc.	46,400	330,745
Mizrahi Tefahot Bank Ltd.	1,210	22,081
National Australia Bank Ltd.	6,540	146,930
Oversea-Chinese Banking Corp., Ltd.	21,600	199,924
PNC Financial Services Group, Inc. (The)	362	50,883
Raiffeisen Bank International AG (a)	2,388	84,407
Royal Bank of Canada	4,210	329,092
Swedbank AB-Class A	6,250	149,467
Toronto-Dominion Bank (The)	6,398	363,205
US Bancorp	229	12,629
Wells Fargo & Co.	7,979	450,574
Woori Bank	5,710	84,959

		4,859,201

Capital Markets - 1.9%
Ameriprise Financial, Inc.	480	78,350
BlackRock, Inc.-Class A	730	365,869
Charles Schwab Corp. (The)	34,353	1,676,083
China Everbright Ltd.	40,000	89,530
CI Financial Corp.	2,150	48,578
CME Group, Inc.-Class A	2,321	347,082
IG Group Holdings PLC	11,370	99,423
Julius Baer Group Ltd. (a)	7,444	437,752

Company	Shares	U.S. $ Value
London Stock Exchange Group PLC	3,350	$171,273
Moody’s Corp.	96	14,575
Morgan Stanley	2,395	123,606
Partners Group Holding AG	360	247,930
S&P Global, Inc.	450	74,466
Singapore Exchange Ltd.	85,000	473,865
Thomson Reuters Corp.	5,570	245,310

		4,493,692

Consumer Finance - 0.1%
American Express Co.	1,299	126,925
Capital One Financial Corp.	292	26,864
Discover Financial Services	194	13,697

		167,486

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc.-Class B (a)	220	42,462
Cielo SA	46,100	322,290
Industrivarden AB-Class C	2,450	59,746

		424,498

Insurance - 0.9%
Aflac, Inc.	315	27,607
American International Group, Inc.	1,763	105,709
Aon PLC	1,140	159,851
Direct Line Insurance Group PLC	31,390	155,351
Euler Hermes Group	720	104,363
FNF Group	9,720	393,271
Japan Post Holdings Co., Ltd.	2,500	28,823
Marsh & McLennan Cos., Inc.	5,270	442,311
Prudential Financial, Inc.	712	82,478
Swiss Re AG	2,390	224,399
Travelers Cos., Inc. (The)	414	56,126
Tryg A/S	8,340	202,793

		1,983,082

		11,927,959

Industrials - 3.5%
Aerospace & Defense - 0.4%
Boeing Co. (The)	1,879	520,107
Raytheon Co.	2,107	402,753

		922,860

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	4,110	356,132

Airlines - 0.3%
Japan Airlines Co., Ltd.	10,300	377,877
Qantas Airways Ltd.	69,556	300,076

		677,953

Building Products - 0.2%
Allegion PLC	5,461	459,489

Commercial Services & Supplies - 0.3%
G4S PLC	36,040	125,014
Republic Services, Inc.-Class A	1,620	105,203
Stericycle, Inc. (a)	5,100	338,181
Toppan Printing Co., Ltd.	10,000	93,385

		661,783

Company	Shares	U.S. $ Value
Electrical Equipment - 0.0%
Emerson Electric Co.	795	$51,532

Industrial Conglomerates - 0.1%
CITIC Ltd.	62,000	87,836
Honeywell International, Inc.	913	142,391

		230,227

Machinery - 0.6%
Caterpillar, Inc.	590	83,279
Dover Corp.	7,990	780,703
Kone Oyj-Class B	11,560	594,951

		1,458,933

Marine - 0.0%
Mitsui OSK Lines Ltd.	1,300	42,118

Professional Services - 1.1%
Intertek Group PLC	3,260	230,686
RELX NV	41,800	955,861
Verisk Analytics, Inc.-Class A (a)	12,540	1,209,107
Wolters Kluwer NV	3,190	165,174

		2,560,828

Road & Rail - 0.1%
Central Japan Railway Co.	600	111,218
CSX Corp.	2,050	114,287
Union Pacific Corp.	213	26,945

		252,450

Transportation Infrastructure - 0.2%
Aena SME SA (c)	1,060	210,752
Flughafen Zurich AG	770	173,398

		384,150

		8,058,455

Consumer Staples - 2.5%
Beverages - 0.3%
Constellation Brands, Inc.-Class A	134	29,157
Diageo PLC	3,480	120,316
PepsiCo, Inc.	2,920	340,238
Royal Unibrew A/S	1,990	113,645

		603,356

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	722	133,158
CVS Health Corp.	5,103	390,890
Distribuidora Internacional de Alimentacion SA (b)	15,532	73,088
Empire Co., Ltd.-Class A (b)	5,140	98,884
J Sainsbury PLC	29,002	91,065
Jeronimo Martins SGPS SA	4,638	91,086
Wal-Mart Stores, Inc.	1,108	107,731

		985,902

Company	Shares	U.S. $ Value
Food Products - 0.9%
Danone SA	1,770	$149,474
Hershey Co. (The)	9,320	1,033,868
Salmar ASA	11,800	346,484
Sanderson Farms, Inc.	850	144,236
Tyson Foods, Inc.-Class A	3,832	315,182

		1,989,244

Household Products - 0.1%
Kimberly-Clark Corp.	1,066	127,664
Procter & Gamble Co. (The)	1,912	172,061

		299,725

Personal Products - 0.3%
L’Oreal SA	2,955	653,629
Unilever PLC	2,740	154,558

		808,187

Tobacco - 0.5%
Altria Group, Inc.	6,347	430,517
British American Tobacco PLC	5,899	375,131
Philip Morris International, Inc.	3,771	387,470

		1,193,118

		5,879,532

Materials - 1.3%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	687	112,008
BASF SE	4,320	484,415
Covestro AG (c)	2,132	222,038
Croda International PLC	5,520	319,180
Ecolab, Inc.	7,684	1,044,409
Lotte Chemical Corp.	215	71,032
LyondellBasell Industries NV-Class A	1,060	110,982
Monsanto Co.	925	109,465
Sherwin-Williams Co. (The)	290	115,832

		2,589,361

Containers & Packaging - 0.1%
Amcor Ltd./Australia	22,260	261,049

Metals & Mining - 0.1%
Anglo American PLC (b)	546	10,039
Barrick Gold Corp. (Toronto)	2,290	31,630
Freeport-McMoRan, Inc. (a)	6,770	94,239

		135,908

		2,986,318

Energy - 1.3%
Energy Equipment & Services - 0.2%
Halliburton Co.	2,402	100,356
Schlumberger Ltd.	4,550	285,967
TechnipFMC PLC	3,891	111,438

		497,761

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.1%
Caltex Australia Ltd.	3,590	$92,989
Chevron Corp.	103	12,256
ConocoPhillips	3,820	194,362
Exxon Mobil Corp.	1,822	151,754
LUKOIL PJSC (Sponsored ADR)	5,767	322,664
Marathon Petroleum Corp.	1,839	115,177
Origin Energy Ltd. (a)	13,640	92,547
Phillips 66	1,174	114,535
Polski Koncern Naftowy ORLEN SA	2,640	82,984
Royal Dutch Shell PLC-Class B	24,460	792,521
Suncor Energy, Inc. (Toronto)	1,490	51,682
Thai Oil PCL	24,600	70,166
TOTAL SA	3,767	212,929
Valero Energy Corp.	1,398	119,697

		2,426,263

		2,924,024

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	4,338	157,816
HKT Trust & HKT Ltd.-Class SS	285,000	357,247
Nippon Telegraph & Telephone Corp.	6,500	339,326

		854,389

Wireless Telecommunication Services - 0.8%
China Mobile Ltd.	23,500	239,059
KDDI Corp.	36,600	1,044,416
MTN Group Ltd.	57,340	541,345

		1,824,820

		2,679,209

Utilities - 0.7%
Electric Utilities - 0.4%
Duke Energy Corp.	1,318	117,539
Endesa SA	4,860	108,369
Enel Americas SA (Sponsored ADR)	15,690	154,076
Enel Chile SA (ADR)	34,750	186,607
NextEra Energy, Inc.	789	124,694
Power Assets Holdings Ltd.	10,500	89,790
Tokyo Electric Power Co. Holdings, Inc. (a)	22,200	89,467

		870,542

Multi-Utilities - 0.0%
Centrica PLC	36,918	72,178

Water Utilities - 0.3%
Guangdong Investment Ltd.	460,000	618,426

		1,561,146

Company	Shares		U.S. $ Value
Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.		88	$12,666
Equity Residential		182	12,161
HCP, Inc.		3,035	80,245
Lamar Advertising Co.-Class A		2,190	164,754
Weyerhaeuser Co.		2,996	105,999

			375,825

Real Estate Management & Development - 0.1%
CBRE Group, Inc.-Class A (a)		6,070	263,195
Country Garden Holdings Co., Ltd.		35,000	55,467
Shimao Property Holdings Ltd.		23,000	45,078
Sunac China Holdings Ltd. (b)		2,000	9,279

			373,019

			748,844

Total Common Stocks (cost $73,320,591)			79,049,680

INVESTMENT COMPANIES - 32.8%
Funds and Investment Trusts - 32.8% (d)
AB All Market Real Return Portfolio-Class Z (e)		2,893,418	25,867,157
AB Cap Fund, Inc.-AB All Market Alternative Return Portfolio-Class ADV (e)		2,750,100	22,825,830
AB High Income Fund, Inc.-Class Z (e)		2,624,908	23,230,436
Vanguard FTSE Emerging Markets ETF		91,960	4,090,381

Total Investment Companies (cost $74,825,077)			76,013,804

	Principal Amount (000)
GOVERNMENTS-TREASURIES - 8.4%
Australia - 0.3%
Australia Government Bond
Series 128
5.75%, 7/15/22 (c)	AUD	296	259,798
Series 142
4.25%, 4/21/26 (c)		415	357,046

			616,844

Belgium - 0.7%
Kingdom of Belgium Government Bond
Series 31
5.50%, 3/28/28	EUR	299	533,510
Series 72
2.60%, 6/22/24 (c)		262	363,233
Series 75
1.00%, 6/22/31 (c)		146	174,626
Series 81
0.80%, 6/22/27 (c)		357	433,662

			1,505,031

	Principal Amount (000)		U.S. $ Value
Canada - 0.3%
Canadian Government Bond	CAD	716	$512,075
1.00%, 6/01/27
2.75%, 12/01/48		140	120,993

			633,068

France - 0.3%
French Republic Government Bond OAT	EUR	18	23,238
2.00%, 5/25/48 (c)
2.50%, 5/25/30 (c)		246	349,924
3.25%, 5/25/45 (c)		211	346,776

			719,938

Germany - 0.7%
Bundesobligation
Series 175
Zero Coupon, 4/08/22 (c)		217	263,031
Bundesrepublik Deutschland
2.50%, 7/04/44-8/15/46 (c)		800	1,263,175

			1,526,206

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (c)		339	417,816

Italy - 1.0%
Italy Buoni Poliennali Del Tesoro		1,114	1,380,129
1.35%, 4/15/22
4.50%, 5/01/23		158	225,796
5.50%, 11/01/22		498	734,973

			2,340,898

Japan - 0.8%
Japan Government Ten Year Bond
Series 347
0.10%, 6/20/27	JPY	44,450	397,671
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		19,150	208,721
Series 143
1.60%, 3/20/33		52,350	553,804
Series 150
1.40%, 9/20/34		69,400	716,501

			1,876,697

Mexico - 0.8%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	4,948	260,550
7.75%, 11/13/42		3,357	183,892
8.00%, 6/11/20		16,080	880,665
Series M 20
10.00%, 12/05/24		8,135	504,580

			1,829,687

	Principal Amount (000)		U.S. $ Value
Netherlands - 0.0%
Netherlands Government Bond
0.50%, 7/15/26 (c)	EUR	86	$104,365

New Zealand - 0.2%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (c)	NZD	557	441,018

Poland - 0.3%
Republic of Poland Government Bond
Series 1023
4.00%, 10/25/23	PLN	1,610	484,047
Series 725
3.25%, 7/25/25		496	141,365

			625,412

Russia - 0.1%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	11,236	188,894

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	73	60,448

Spain - 0.2%
Spain Government Bond
2.90%, 10/31/46 (c)	EUR	252	311,542
4.70%, 7/30/41 (c)		84	139,845

			451,387

Sweden - 0.2%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	3,995	557,399

United Kingdom - 0.7%
United Kingdom Gilt
1.50%, 7/22/26 (c)	GBP	312	430,896
2.00%, 9/07/25 (c)		380	546,480
3.50%, 7/22/68 (c)		37	79,690
4.25%, 12/07/40 (c)		30	59,256
4.75%, 12/07/30 (c)		277	516,209

			1,632,531

United States - 1.6%
U.S. Treasury Bonds 2.875%, 11/15/46	U.S.$	230	231,869
3.00%, 11/15/45		335	345,889
3.625%, 8/15/43		55	63,241
4.625%, 2/15/40		458	602,007
5.375%, 2/15/31		438	580,282

	Principal Amount (000)		U.S. $ Value
6.25%, 5/15/30	U.S.$	49	$69,322
U.S. Treasury Notes
1.25%, 3/31/21		254	247,754
1.625%, 5/15/26		261	246,030
1.875%, 7/31/22		550	543,770
2.00%, 11/15/26 (f)		695	672,486
2.25%, 11/15/25-2/15/27		209	206,725

			3,809,375

Uruguay - 0.0%
Uruguay Government International Bond
8.50%, 3/15/28 (c)	UYU	1,317	45,376

Total Governments - Treasuries (cost $18,464,862)			19,382,390

CORPORATES - INVESTMENT GRADE - 4.3%
Financial Institutions - 2.2%
Banking - 1.6%
American Express Credit Corp.
0.625%, 11/22/21	EUR	112	135,632
Bank of America Corp.
2.375%, 6/19/24 (c)		100	131,031
3.824%, 1/20/28	U.S.$	66	68,224
4.20%, 8/26/24		111	116,726
Barclays Bank PLC
Series E
6.625%, 3/30/22 (c)	EUR	83	122,267
Barclays PLC
3.684%, 1/10/23	U.S.$	200	203,518
Citigroup, Inc.
1.375%, 10/27/21 (c)	EUR	100	124,505
Compass Bank
5.50%, 4/01/20	U.S.$	147	155,192
Cooperatieve Rabobank UA
4.375%, 8/04/25		250	263,600
Fifth Third Bancorp
2.30%, 3/01/19		64	64,099
Goldman Sachs Group, Inc. (The)
2.00%, 7/27/23 (c)	EUR	98	124,440
JPMorgan Chase & Co.
1.375%, 9/16/21 (c)		100	124,536
3.782%, 2/01/28	U.S.$	144	148,506
Lloyds Banking Group PLC
4.582%, 12/10/25		262	275,121
Morgan Stanley
Series G
1.375%, 10/27/26	EUR	111	132,719
1.75%, 3/11/24		100	125,571
Nationwide Building Society
6.25%, 2/25/20 (c)	U.S.$	183	198,015
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (c)(g)	GBP	36	52,094
Santander Holdings USA, Inc.
4.40%, 7/13/27 (c)	U.S.$	118	120,689

	Principal Amount (000)		U.S. $ Value
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	100	$131,655
UBS Group Funding Switzerland AG
1.50%, 11/30/24 (c)		200	248,603
4.125%, 9/24/25 (c)	U.S.$	200	209,672
UniCredit SpA
3.75%, 4/12/22 (c)		200	203,606
US Bancorp
Series E
0.85%, 6/07/24	EUR	103	124,023
Series J
5.30%, 4/15/27 (g)	U.S.$	46	49,964

			3,654,008

Brokerage - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (c)		107	114,223

Finance - 0.0%
Synchrony Financial
3.95%, 12/01/27		83	82,171

Insurance - 0.3%
Allianz SE
3.099%, 7/06/47 (c)	EUR	100	131,200
Aviva PLC
Series E
3.375%, 12/04/45 (c)		100	130,162
Humana, Inc.
7.20%, 6/15/18	U.S.$	50	51,204
Lincoln National Corp.
8.75%, 7/01/19		20	21,936
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)		21	34,424
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (c)	EUR	100	147,861
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)	U.S.$	41	69,142
Prudential Financial, Inc.
5.625%, 6/15/43		98	105,955
Swiss Re America Holding Corp.
7.00%, 2/15/26		77	93,995

			785,879

REITS - 0.2%
American Tower Corp.
5.05%, 9/01/20		163	173,413
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		47	47,982

	Principal Amount (000)		U.S. $ Value
Welltower, Inc.
4.00%, 6/01/25	U.S.$	171	$176,930

			398,325

			5,034,606

Industrial - 2.1%
Basic - 0.1%
Glencore Funding LLC
4.00%, 3/27/27 (b)(c)		62	61,556
4.125%, 5/30/23 (c)		31	32,013
Mosaic Co. (The)
5.625%, 11/15/43		33	35,056
Yamana Gold, Inc.
4.95%, 7/15/24 (b)		58	60,065

			188,690

Capital Goods - 0.1%
Holcim Finance Luxembourg SA
Series E
2.25%, 5/26/28 (c)	EUR	145	184,952

Communications - Media - 0.3%
21st Century Fox America, Inc.
6.55%, 3/15/33	U.S.$	22	27,818
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		81	82,307
4.908%, 7/23/25		78	82,342
Cox Communications, Inc.
2.95%, 6/30/23 (c)		55	54,025
Myriad International Holdings BV
4.85%, 7/06/27 (c)		200	207,768
RELX Capital, Inc.
8.625%, 1/15/19		125	133,360
Time Warner, Inc.
3.55%, 6/01/24		115	116,902

			704,522

Communications - Telecommunications - 0.3%
AT&T, Inc.
3.40%, 8/14/24-5/15/25		284	280,047
3.95%, 1/15/25		71	72,382
4.90%, 8/14/37		70	69,780
Bell Canada, Inc.
3.35%, 6/18/19	CAD	38	30,093
4.70%, 9/11/23		52	44,297
Rogers Communications, Inc.
4.00%, 6/06/22		66	54,468
Verizon Communications, Inc.
2.625%, 8/15/26	U.S.$	61	57,058

			608,125

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
4.346%, 12/08/26	U.S.$	27	$28,080
Ford Motor Credit Co. LLC
4.134%, 8/04/25		200	205,784
General Motors Co.
4.20%, 10/01/27		50	50,913
General Motors Financial Co., Inc.
3.70%, 5/09/23		25	25,478
5.25%, 3/01/26		26	28,403

			338,658

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	242	301,959

Consumer Cyclical - Retailers - 0.0%
Kohl’s Corp.
4.25%, 7/17/25 (b)	U.S.$	24	24,379

Consumer Non-Cyclical - 0.3%
AbbVie, Inc.
2.50%, 5/14/20		60	60,189
Ahold Finance USA LLC
6.875%, 5/01/29		180	222,138
Celgene Corp.
2.75%, 2/15/23		85	84,284
3.45%, 11/15/27		101	100,461
Reynolds American, Inc.
4.45%, 6/12/25		72	76,784
5.85%, 8/15/45		65	79,268
Tyson Foods, Inc.
2.65%, 8/15/19		41	41,232

			664,356

Energy - 0.4%
Energy Transfer LP
6.70%, 7/01/18		81	83,117
7.50%, 7/01/38		43	53,275
EnLink Midstream Partners LP
4.15%, 6/01/25		144	144,959
Hess Corp.
4.30%, 4/01/27		78	77,671
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		15	15,046
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (c)		69	73,520
ONEOK Partners LP
3.20%, 9/15/18		43	43,344
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		103	99,813
Williams Partners LP
3.90%, 1/15/25		78	79,434
4.125%, 11/15/20		100	103,843
4.50%, 11/15/23		35	37,021

			811,043

	Principal Amount (000)		U.S. $ Value
Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20 (b)	U.S.$	42	$44,672
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		31	30,703
3.875%, 1/15/27 (c)		33	32,365
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	135	160,960
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	U.S.$	44	45,050
HP, Inc.
3.75%, 12/01/20		18	18,569
4.65%, 12/09/21		38	40,566
KLA-Tencor Corp.
4.65%, 11/01/24		91	98,655
Seagate HDD Cayman
4.75%, 1/01/25		72	70,454
Tencent Holdings Ltd.
3.375%, 5/02/19 (c)		200	202,503
VMware, Inc.
2.95%, 8/21/22		39	38,746

			783,243

Transportation - Services - 0.1%
Asciano Finance Ltd.
5.00%, 4/07/18 (c)		99	99,845
Penske Truck Leasing Co. Lp/PTL
Finance Corp.
3.375%, 2/01/22 (c)		146	148,832

			248,677

			4,858,604

Utility - 0.0%
Electric - 0.0%
Exelon Corp.
5.15%, 12/01/20		32	34,192
TECO Finance, Inc.
5.15%, 3/15/20		56	59,082

			93,274

Total Corporates - Investment Grade (cost $9,669,721)			9,986,484

MORTGAGE PASS-THROUGHS - 1.4%
Agency Fixed Rate 30-Year - 1.3%
Federal Home Loan Mortgage Corp. Gold
Series 2007
5.50%, 7/01/35		38	42,021
Federal National Mortgage Association
3.50%, 12/01/47, TBA		985	1,009,933
4.00%, 12/01/47, TBA		1,665	1,739,665
Series 2003
5.50%, 4/01/33		32	35,746

	Principal Amount (000)		U.S. $ Value
Series 2004
5.50%, 4/01/34-5/01/34	U.S.$	30	$33,729
Series 2005
5.50%, 2/01/35		23	25,331

			2,886,425

Other Agency Fixed Rate Programs - 0.1%
Canadian Mortgage Pools
6.125%, 12/01/24	CAD	320	292,286

Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
3.505%, 5/01/38 (h)	U.S.$	53	56,123
Federal National Mortgage Association
Series 2003
3.435%, 12/01/33 (h)		34	35,816

			91,939

Agency Fixed Rate 15-Year - 0.0%
Federal National Mortgage Association
Series 2006
6.00%, 9/01/21		7	7,087

Total Mortgage Pass-Throughs (cost $3,273,855)			3,277,737

INFLATION-LINKED SECURITIES - 1.4%
Japan - 0.6%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	145,503	1,358,291

New Zealand - 0.1%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (c)	NZD	195	139,389

United States - 0.7%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS)	U.S.$	707	704,097
0.25%, 1/15/25 (TIPS)		877	862,743
0.375%, 7/15/25 (TIPS)		164	163,365

			1,730,205

Total Inflation-Linked Securities (cost $3,259,907)			3,227,885

COVERED BONDS - 1.3%
Banco de Sabadell SA
0.875%, 11/12/21 (c)	EUR	100	122,702
Bank of Scotland PLC
Series E
4.75%, 6/08/22 (c)		264	379,990
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (c)		166	209,065

	Principal Amount (000)		U.S. $ Value
Danske Bank A/S
Series E
1.25%, 6/11/21 (c)	EUR	100	$124,783
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		147	199,672
Nationwide Building Society
Series E
4.375%, 2/28/22		150	211,426
Nordea Hypotek AB
Series 5531
1.00%, 4/08/22	SEK	2,000	244,603
Santander UK PLC
Series E
1.625%, 11/26/20 (c)	EUR	156	195,540
Skandinaviska Enskilda Banken AB
Series 574
1.50%, 12/15/21 (c)	SEK	2,000	249,933
Stadshypotek AB
Series 1584
1.50%, 3/17/21 (c)		2,000	249,749
Series 1585
1.50%, 12/15/21 (c)		2,000	249,919
Swedbank Hypotek AB
Series 190
1.00%, 9/15/21 (c)		2,000	245,614
UBS AG/London
Series E
1.375%, 4/16/21 (c)	EUR	169	211,152

Total Covered Bonds (cost $2,641,127)			2,894,148

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Risk Share Floating Rate - 1.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2
3.528% (LIBOR 1 Month + 2.20%), 2/25/24 (i)	U.S.$	216	222,124
Series 2015-DN1, Class M3
Series 2015-DN1, Class M3 5.478% (LIBOR 1 Month + 4.15%), 1/25/25 (i)		250	269,332
Series 2015-DNA2, Class M2
3.928% (LIBOR 1 Month + 2.60%), 12/25/27 (i)		144	147,114
Series 2016-DNA2, Class M2
3.528% (LIBOR 1 Month + 2.20%), 10/25/28 (i)		250	252,933
Series 2017-DNA2, Class M1
2.528% (LIBOR 1 Month + 1.20%), 10/25/29 (i)		242	245,434
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M1

	Principal Amount (000)		U.S. $ Value
3.328% (LIBOR 1 Month + 2.00%), 10/25/23 (i)	U.S.$	14	$13,628
Series 2014-C01, Class M1
2.928% (LIBOR 1 Month + 1.60%), 1/25/24 (i)		53	53,205
Series 2014-C04, Class 2M2
6.328% (LIBOR 1 Month + 5.00%), 11/25/24 (i)		141	158,063
Series 2016-C01, Class 1M1
3.279% (LIBOR 1 Month + 1.95%), 8/25/28 (i)		99	100,080
Series 2016-C01, Class 2M1
3.429% (LIBOR 1 Month + 2.10%), 8/25/28 (i)		29	29,509
Series 2016-C02, Class 1M1
3.479% (LIBOR 1 Month + 2.15%), 9/25/28 (i)		114	114,917
Series 2016-C03, Class 1M1
3.329% (LIBOR 1 Month + 2.00%), 10/25/28 (i)		57	58,134
Series 2016-C03, Class 2M1
3.529% (LIBOR 1 Month + 2.20%), 10/25/28 (i)		89	90,064
Series 2016-C04, Class 1M1
2.779% (LIBOR 1 Month + 1.45%), 1/25/29 (i)		81	81,433
Series 2016-C05, Class 2M1
2.679% (LIBOR 1 Month + 1.35%), 1/25/29 (i)		64	64,409
Series 2016-C06, Class 1M1
2.629% (LIBOR 1 Month + 1.30%), 4/25/29 (i)		272	274,423
Series 2016-C07, Class 2M1
2.629% (LIBOR 1 Month + 1.30%), 5/25/29 (i)		64	64,615
Series 2017-C02, Class 2M1
2.478% (LIBOR 1 Month + 1.15%), 9/25/29 (i)		97	98,090

			2,337,507

Non-Agency Fixed Rate - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.268%, 5/25/35		39	39,388

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.956%, 5/28/35 (j)		33	30,269

Total Collateralized Mortgage Obligations (cost $2,397,398)			2,407,164

	Principal Amount (000)		U.S. $ Value
AGENCIES - 0.8%
Agency Debentures - 0.7%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20	U.S.$	1,826	$1,721,808

Agency Subordinated - 0.1%
Federal National Mortgage Association
Zero Coupon, 10/09/19		180	173,108

Total Agencies (cost $1,908,731)			1,894,916

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Canada - 0.6%
Canada Housing Trust No. 1
1.90%, 9/15/26 (c)	CAD	765	576,885
3.80%, 6/15/21 (c)		860	712,364

Total Governments - Sovereign Agencies (cost $1,260,169)			1,289,249

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
Non-Agency Fixed Rate CMBS - 0.2%
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)	U.S.$	213	214,071
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		55	54,714
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		85	82,319
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)		134	132,418
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		22	21,597

			505,119

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		386	397,710

Non-Agency Floating Rate CMBS - 0.1%
H/2 Asset Funding NRE
Series 2015-1A
2.963% (LIBOR 1 Month + 1.65%), 6/24/49 (i)(j)(k)		32	31,677

	Principal Amount (000)		U.S. $ Value
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.47% (LIBOR 1 Month + 1.22%), 11/15/27 (c)(i)	U.S.$	133	$133,695

			165,372

Total Commercial Mortgage-Backed Securities (cost $1,069,137)			1,068,201

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.3%
Canada - 0.3%
Province of Ontario Canada
2.60%, 6/02/27	CAD	605	472,816
Province of Quebec Canada
2.75%, 9/01/27		341	270,249

Total Local Governments - Provincial Bonds (cost $756,123)			743,065

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)	U.S.$	215	231,394

China - 0.1%
State Grid Overseas Investment 2016 Ltd.
2.25%, 5/04/20 (c)		200	198,424

Mexico - 0.0%
Petroleos Mexicanos
4.50%, 1/23/26 (b)		122	122,052

Total Quasi-Sovereigns (cost $547,803)			551,870

COLLATERALIZED LOAN OBLIGATIONS - 0.2%
CLO - Floating Rate - 0.2%
Marble Point CLO XI Ltd.
Series 2017-2A, Class A
1.00% (LIBOR 3 Month + 1.18%), 12/18/30 (c)(i)(j)		250	250,000
Rockford Tower CLO Ltd.
Series 2017-3A, Class A
1.00% (LIBOR 3 Month + 1.19%), 10/20/30 (c)(i)(j)		250	250,000

Total Collateralized Loan Obligations (cost $500,000)			500,000

ASSET-BACKED SECURITIES - 0.2%
Other ABS - Fixed Rate - 0.1%
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44(c)(j)		104	104,477
Series 2014-2A, Class C

	Principal Amount (000)		U.S. $ Value
3.869%, 10/15/49(c)(j)	U.S.$	85	$85,966
SoFi Consumer Loan Program LLC
Series 2017-2, Class A
3.28%, 2/25/26 (c)(j)		108	109,088
TAGUS-Sociedade de Titularizacao de Creditos SA/Volta II Electricity Receivables
Series 2, Class SNR
2.98%, 2/16/18 (c)(j)	EUR	7	8,212

			307,743

Autos - Fixed Rate - 0.1%
Hertz Vehicle Financing II LP
Series 2016-1A, Class A
2.32%, 3/25/20 (c)	U.S.$	166	165,595

Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.454% (LIBOR 1 Month + 1.13%), 12/25/32 (i)(j)		15	15,480

Total Asset-Backed Securities (cost $484,085)			488,818

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Qatar - 0.0%
Qatar Government International Bond
5.25%, 1/20/20 (c)		100	105,125

Saudi Arabia - 0.1%
Saudi Government International Bond
2.875%, 3/04/23 (c)		200	197,228

Total Governments - Sovereign Bonds (cost $302,971)			302,353

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.625%, 3/01/40 (cost $239,672)		165	255,105

EMERGING MARKETS - TREASURIES - 0.1%
South Africa - 0.1%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	1,604	99,930
Series R213
7.00%, 2/28/31		1,094	62,977

Total Emerging Markets - Treasuries (cost $183,156)			162,907

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
MXN/USD
Expiration: Aug 2018; Contracts: 12,425,000;
Exercise Price: MXN 17.50;
Counterparty: Deutsche Bank AG (a)	MXN	12,425,000	$5,886
SEK/EUR
Expiration: Feb 2018; Contracts: 5,723,000;
Exercise Price: SEK 9.70;
Counterparty: UBS AG (a)	SEK	5,723,000	2,117
TRY/EUR
Expiration: Jan 2018; Contracts: 5,085,240;
Exercise Price: TRY 4.24;
Counterparty: Goldman Sachs Bank USA (a)	TRY	5,085,240	431
TRY/USD
Expiration: Jan 2018; Contracts: 5,188,800;
Exercise Price: TRY 3.68;
Counterparty: Citibank, NA (a)	TRY	5,188,800	1,195
ZAR/USD
Expiration: Jan 2018; Contracts: 18,786,800;
Exercise Price: ZAR 13.40;
Counterparty: Goldman Sachs Bank USA (a)	ZAR	18,786,800	20,979

Total Options Purchased - Calls (premiums paid $68,946)			30,608

Company	Shares
SHORT-TERM INVESTMENTS - 11.9%
Investment Companies - 11.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.91% (d)(e)(l) (cost $27,426,011)		27,426,011	27,426,011

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $222,599,342)			230,952,395

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.91% (d)(e)(l) (cost $733,554)		733,554	733,554

Total Investments - 100.1% (cost $223,332,896) (m)			231,685,949
Other assets less liabilities - (0.1)%			(288,457)

Net Assets - 100.0%			$231,397,492

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at November 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	6	December 2017	AUD	600		$586,280	$592,914	$6,634
10 Yr Japan Bond (OSE) Futures	18	December 2017	JPY	1,800,000		24,159,330	24,139,144	(20,186)
Euro Buxl 30 Yr Bond Futures	22	December 2017	EUR	2,200		4,361,911	4,376,643	14,732
Euro STOXX 50 Index Futures	50	December 2017	EUR	1		2,085,027	2,126,381	41,354
Euro-Bund Futures	10	December 2017	EUR	1,000		1,936,811	1,936,774	(37)
Euro-Schatz Futures	14	March 2018	EUR	1,400		1,867,243	1,867,144	(99)
FTSE 100 Index Futures	6	December 2017	GBP	– 0	–**	599,284	594,705	(4,579)
Long Gilt Futures	30	March 2018	GBP	3,000		5,035,426	5,014,701	(20,725)
Mini MSCI EAFE Futures	1	December 2017	USD	– 0	–**	98,846	100,960	2,114
Mini MSCI Emerging Markets Futures	8	December 2017	USD	– 0	–**	442,682	448,000	5,318
Russell 2000 Mini Futures	30	December 2017	USD	2		2,125,887	2,318,100	192,213
S&P Mid 400 E-Mini Futures	12	December 2017	USD	1		2,085,975	2,280,000	194,025
S&P TSX 60 Index Futures	3	December 2017	CAD	1		408,061	442,367	34,306
SPI 200 Futures	5	December 2017	AUD	– 0	–**	539,134	565,976	26,842
TOPIX Index Futures	6	December 2017	JPY	60		853,351	958,017	104,666
U.S. T-Note 5 Yr (CBT) Futures	107	March 2018	USD	10,700		12,497,683	12,448,781	(48,902)
U.S. T-Note 10 Yr (CBT) Futures	33	March 2018	USD	3,300		4,116,235	4,093,547	(22,688)
U.S. Ultra Bond (CBT) Futures	52	March 2018	USD	5,200		8,636,125	8,573,500	(62,625)
Sold Contracts
10 Yr Canadian Bond Futures	9	March 2018	CAD	900		948,012	953,610	(5,598)
10 Yr Mini Japan Government Bond Futures	16	December 2017	JPY	160,000		2,138,128	2,144,849	(6,721)
Euro-BOBL Futures	9	December 2017	EUR	900		1,405,969	1,408,767	(2,798)
S&P 500 E-Mini Futures	145	December 2017	USD	7		17,876,495	19,197,275	(1,320,780)
U.S. 10 Yr Ultra Futures	12	March 2018	USD	1,200		1,608,083	1,598,063	10,020

								$(883,514)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNY	4,654	USD	709	12/13/17	$4,922
Australia and New Zealand Banking Group Ltd.	CNY	4,669	USD	705	12/13/17	(1,432)
Australia and New Zealand Banking Group Ltd.	AUD	543	JPY	47,530	1/16/18	12,707
Australia and New Zealand Banking Group Ltd.	AUD	1,435	USD	1,090	3/07/18	5,066
Australia and New Zealand Banking Group Ltd.	NZD	1,520	USD	1,052	3/07/18	14,878
Bank of America, NA	BRL	1,352	USD	415	12/04/17	1,501
Bank of America, NA	BRL	3,672	USD	1,113	12/04/17	(8,678)
Bank of America, NA	USD	1,542	BRL	5,024	12/04/17	(7,633)
Bank of America, NA	COP	1,273,575	USD	419	12/07/17	(3,344)
Bank of America, NA	MXN	17,832	USD	969	12/08/17	12,301
Bank of America, NA	AUD	891	USD	706	1/16/18	32,407
Bank of America, NA	KRW	322,996	USD	282	1/16/18	(14,903)
Bank of America, NA	USD	550	JPY	61,727	1/16/18	197
Bank of America, NA	USD	695	MXN	12,660	1/16/18	(20,848)
Bank of America, NA	USD	427	SEK	3,451	1/16/18	(13,331)
Bank of America, NA	RUB	16,362	USD	278	1/25/18	(71)
Bank of America, NA	USD	277	RUB	16,424	1/25/18	2,047
Barclays Bank PLC	USD	166	ZAR	2,350	12/07/17	5,391
Barclays Bank PLC	CNY	9,350	USD	1,421	12/13/17	6,348
Barclays Bank PLC	USD	284	CNY	1,877	12/13/17	(151)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	INR	45,729	USD	696	12/14/17	$(11,163)
Barclays Bank PLC	USD	709	INR	45,729	12/14/17	(1,561)
Barclays Bank PLC	CNY	4,671	USD	710	12/15/17	3,086
Barclays Bank PLC	TWD	34,418	USD	1,137	12/20/17	(10,355)
Barclays Bank PLC	USD	1,427	TWD	42,824	12/20/17	1,332
Barclays Bank PLC	USD	708	CNY	4,671	12/27/17	(2,435)
Barclays Bank PLC	AUD	1,087	USD	838	1/16/18	16,078
Barclays Bank PLC	CAD	358	USD	280	1/16/18	1,887
Barclays Bank PLC	CHF	551	USD	564	1/16/18	2,117
Barclays Bank PLC	CHF	280	USD	281	1/16/18	(4,370)
Barclays Bank PLC	CNY	4,658	USD	698	1/16/18	(4,264)
Barclays Bank PLC	GBP	481	EUR	536	1/16/18	(12,181)
Barclays Bank PLC	GBP	320	PLN	1,544	1/16/18	3,467
Barclays Bank PLC	HUF	110,858	USD	414	1/16/18	(8,971)
Barclays Bank PLC	JPY	79,727	USD	713	1/16/18	3,047
Barclays Bank PLC	MXN	8,148	USD	421	1/16/18	(12,874)
Barclays Bank PLC	NOK	2,844	EUR	292	1/16/18	5,790
Barclays Bank PLC	SEK	4,661	USD	559	1/16/18	639
Barclays Bank PLC	TRY	1,646	EUR	351	1/16/18	5,041
Barclays Bank PLC	TRY	2,024	USD	532	1/16/18	22,326
Barclays Bank PLC	USD	562	AUD	716	1/16/18	(20,519)
Barclays Bank PLC	USD	564	CAD	706	1/16/18	(16,083)
Barclays Bank PLC	USD	1,260	CHF	1,252	1/16/18	16,989
Barclays Bank PLC	USD	424	JPY	47,849	1/16/18	2,664
Barclays Bank PLC	USD	292	KRW	322,996	1/16/18	4,675
Barclays Bank PLC	USD	548	KRW	601,308	1/18/18	4,635
Barclays Bank PLC	USD	182	ZAR	2,603	1/25/18	5,945
Barclays Bank PLC	CNY	3,684	USD	555	2/07/18	725
Barclays Bank PLC	CNY	3,676	USD	553	2/07/18	(152)
Barclays Bank PLC	TWD	41,710	USD	1,404	2/07/18	8,753
Barclays Bank PLC	USD	1,385	CNY	9,207	2/07/18	796
BNP Paribas SA	EUR	384	GBP	338	12/01/17	328
BNP Paribas SA	GBP	2,000	USD	2,709	12/01/17	5,068
BNP Paribas SA	JPY	360,226	USD	3,242	12/05/17	41,602
BNP Paribas SA	JPY	75,142	USD	660	12/05/17	(7,419)
BNP Paribas SA	CAD	1,411	USD	1,132	1/16/18	37,774
BNP Paribas SA	MXN	18,908	USD	1,017	1/16/18	9,779
BNP Paribas SA	USD	874	CZK	19,067	1/16/18	19,893
Citibank, NA	COP	1,656,321	USD	552	12/07/17	3,109
Citibank, NA	COP	1,276,662	USD	418	12/07/17	(4,697)
Citibank, NA	USD	699	COP	2,114,383	12/07/17	1,683
Citibank, NA	USD	698	COP	2,096,112	12/07/17	(3,750)
Citibank, NA	USD	2,500	CNY	16,641	12/13/17	17,949
Citibank, NA	USD	970	SEK	8,147	12/13/17	4,078
Citibank, NA	USD	711	CNY	4,689	12/15/17	(1,725)
Citibank, NA	TRY	1,067	EUR	235	1/03/18	10,810
Citibank, NA	TRY	2,452	USD	642	1/10/18	23,871
Citibank, NA	CNY	9,368	USD	1,398	1/16/18	(14,301)
Citibank, NA	EUR	1,191	USD	1,402	1/16/18	(19,570)
Citibank, NA	TRY	539	USD	137	1/16/18	931
Citibank, NA	USD	561	CAD	705	1/16/18	(14,288)
Citibank, NA	USD	280	CHF	277	1/16/18	2,920
Citibank, NA	USD	427	CZK	9,373	1/16/18	11,835
Citibank, NA	USD	713	GBP	542	1/16/18	21,449
Citibank, NA	USD	560	NZD	787	1/16/18	(22,812)
Citibank, NA	USD	1,403	TRY	5,465	1/16/18	(27,392)
Citibank, NA	ZAR	5,958	USD	415	1/16/18	(16,444)
Citibank, NA	USD	156	KRW	173,942	1/18/18	3,751
Citibank, NA	USD	606	RUB	36,827	1/25/18	19,609
Citibank, NA	USD	141	ZAR	2,017	1/25/18	5,142
Citibank, NA	ZAR	5,986	USD	416	1/25/18	(17,106)
Citibank, NA	GBP	1,262	USD	1,697	2/02/18	(13,643)
Citibank, NA	COP	834,610	USD	276	2/07/18	1,108
Citibank, NA	USD	383	CNY	2,539	2/07/18	(832)
Citibank, NA	USD	549	COP	1,656,321	2/07/18	(3,309)
Citibank, NA	CHF	481	USD	493	3/14/18	524
Citibank, NA	TRY	1,375	USD	335	3/14/18	(4,651)
Credit Suisse International	GBP	725	USD	958	12/01/17	(22,472)
Credit Suisse International	USD	281	COP	849,543	12/07/17	362

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MXN	17,504	USD	910	12/08/17	$(28,808)
Credit Suisse International	EUR	1,810	USD	2,102	12/15/17	(53,976)
Credit Suisse International	JPY	53,860	EUR	403	12/15/17	900
Credit Suisse International	CAD	354	MXN	5,365	1/16/18	11,118
Credit Suisse International	CHF	696	USD	703	1/16/18	(7,109)
Credit Suisse International	ILS	3,491	USD	992	1/16/18	(8,005)
Credit Suisse International	USD	383	MYR	1,619	1/26/18	12,697
Deutsche Bank AG	BRL	6,996	USD	2,155	12/04/17	17,477
Deutsche Bank AG	USD	1,406	BRL	4,658	12/04/17	16,541
Deutsche Bank AG	USD	717	BRL	2,338	12/04/17	(2,595)
Deutsche Bank AG	COP	853,480	USD	282	12/07/17	(714)
Deutsche Bank AG	TWD	8,406	USD	279	12/20/17	(1,052)
Deutsche Bank AG	USD	724	BRL	2,338	1/03/18	(12,161)
Deutsche Bank AG	ILS	1,470	EUR	355	1/16/18	2,593
Deutsche Bank AG	USD	975	CHF	962	1/16/18	6,504
Deutsche Bank AG	ILS	3,405	USD	963	1/25/18	(13,138)
Goldman Sachs Bank USA	EUR	463	USD	550	12/15/17	(1,058)
Goldman Sachs Bank USA	TRY	2,792	EUR	642	1/04/18	60,168
Goldman Sachs Bank USA	EUR	596	AUD	899	1/16/18	(31,376)
Goldman Sachs Bank USA	MXN	8,293	USD	440	1/16/18	(2,164)
Goldman Sachs Bank USA	SEK	2,296	EUR	238	1/16/18	8,661
Goldman Sachs Bank USA	USD	1,081	NOK	8,765	1/16/18	(26,252)
Goldman Sachs Bank USA	USD	281	ZAR	3,789	1/16/18	(6,193)
Goldman Sachs Bank USA	ZAR	11,163	USD	802	1/25/18	(5,157)
HSBC Bank USA	JPY	76,668	USD	675	12/05/17	(6,305)
HSBC Bank USA	USD	586	JPY	66,512	12/05/17	4,899
HSBC Bank USA	USD	350	CNY	2,320	2/07/18	(925)
JPMorgan Chase Bank, NA	EUR	433	GBP	382	12/01/17	1,440
JPMorgan Chase Bank, NA	ZAR	4,680	USD	331	12/07/17	(9,708)
JPMorgan Chase Bank, NA	USD	24	CNY	155	12/13/17	(66)
JPMorgan Chase Bank, NA	USD	260	CNY	1,718	1/10/18	(1,034)
JPMorgan Chase Bank, NA	JPY	62,483	USD	555	1/16/18	(2,063)
JPMorgan Chase Bank, NA	USD	1,105	MXN	20,484	1/16/18	(14,270)
JPMorgan Chase Bank, NA	ZAR	3,557	USD	249	1/16/18	(8,276)
JPMorgan Chase Bank, NA	CAD	4,444	USD	3,495	1/18/18	48,129
JPMorgan Chase Bank, NA	TWD	22,013	USD	739	2/07/18	2,400
Morgan Stanley Capital Services, Inc.	USD	690	GBP	507	12/01/17	(4,078)
Morgan Stanley Capital Services, Inc.	CNY	4,671	USD	707	12/27/17	895
Morgan Stanley Capital Services, Inc.	AUD	730	USD	560	1/16/18	7,611
Morgan Stanley Capital Services, Inc.	EUR	243	SEK	2,359	1/16/18	(6,860)
Royal Bank of Scotland PLC	EUR	10,403	USD	12,261	12/15/17	(129,708)
Royal Bank of Scotland PLC	NZD	787	USD	566	1/16/18	28,489
Royal Bank of Scotland PLC	USD	425	NZD	581	1/16/18	(27,935)
Standard Chartered Bank	CNY	18	USD	3	12/15/17	(16)
Standard Chartered Bank	USD	876	CNY	5,780	1/10/18	(3,515)
Standard Chartered Bank	CHF	685	USD	701	1/16/18	2,542
Standard Chartered Bank	GBP	214	USD	280	1/16/18	(9,648)
Standard Chartered Bank	JPY	79,404	USD	708	1/16/18	984
Standard Chartered Bank	JPY	15,945	USD	140	1/16/18	(1,956)
Standard Chartered Bank	USD	1,575	CNY	10,499	1/16/18	8,099
Standard Chartered Bank	USD	534	CNY	3,527	1/16/18	(2,152)
Standard Chartered Bank	USD	284	GBP	209	1/16/18	(1,060)
Standard Chartered Bank	USD	832	JPY	93,160	1/16/18	(2,202)
Standard Chartered Bank	USD	206	MXN	3,994	1/16/18	7,126
Standard Chartered Bank	USD	336	KRW	368,641	1/18/18	3,096
Standard Chartered Bank	USD	685	INR	44,666	3/12/18	(804)
State Street Bank & Trust Co.	USD	308	GBP	234	12/01/17	8,896
State Street Bank & Trust Co.	JPY	33,639	USD	297	12/05/17	(1,806)
State Street Bank & Trust Co.	USD	389	JPY	44,337	12/05/17	4,953
State Street Bank & Trust Co.	USD	8	JPY	905	12/05/17	(42)
State Street Bank & Trust Co.	USD	343	ZAR	4,907	12/07/17	14,413
State Street Bank & Trust Co.	ZAR	5,099	USD	379	12/07/17	7,456
State Street Bank & Trust Co.	USD	376	PLN	1,352	12/12/17	6,979

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	SEK	15,016	USD	1,874	12/13/17	$78,892
State Street Bank & Trust Co.	SEK	63	USD	7	12/13/17	(6)
State Street Bank & Trust Co.	USD	247	NOK	1,927	12/13/17	(15,447)
State Street Bank & Trust Co.	EUR	870	USD	1,031	12/15/17	(4,948)
State Street Bank & Trust Co.	USD	924	EUR	784	12/15/17	9,834
State Street Bank & Trust Co.	USD	417	EUR	349	12/15/17	(1,053)
State Street Bank & Trust Co.	CNY	7,498	USD	1,121	1/10/18	(10,615)
State Street Bank & Trust Co.	CAD	351	USD	280	1/16/18	8,058
State Street Bank & Trust Co.	CAD	361	USD	280	1/16/18	(106)
State Street Bank & Trust Co.	CZK	7,517	EUR	294	1/16/18	(1,870)
State Street Bank & Trust Co.	CZK	6,018	USD	278	1/16/18	(4,532)
State Street Bank & Trust Co.	EUR	235	TRY	1,091	1/16/18	(5,796)
State Street Bank & Trust Co.	EUR	356	USD	414	1/16/18	(10,822)
State Street Bank & Trust Co.	GBP	473	USD	630	1/16/18	(10,845)
State Street Bank & Trust Co.	JPY	31,115	NZD	403	1/16/18	(1,882)
State Street Bank & Trust Co.	JPY	61,077	USD	538	1/16/18	(5,876)
State Street Bank & Trust Co.	MXN	7,951	EUR	353	1/16/18	(1,649)
State Street Bank & Trust Co.	MXN	8,077	USD	418	1/16/18	(11,866)
State Street Bank & Trust Co.	NOK	2,289	EUR	234	1/16/18	4,306
State Street Bank & Trust Co.	NOK	1,148	USD	140	1/16/18	1,432
State Street Bank & Trust Co.	NZD	408	AUD	368	1/16/18	(220)
State Street Bank & Trust Co.	NZD	403	EUR	234	1/16/18	3,739
State Street Bank & Trust Co.	NZD	581	USD	421	1/16/18	24,320
State Street Bank & Trust Co.	PLN	1,251	EUR	293	1/16/18	(4,284)
State Street Bank & Trust Co.	SEK	2,341	CHF	274	1/16/18	(1,114)
State Street Bank & Trust Co.	SGD	24	USD	18	1/16/18	(153)
State Street Bank & Trust Co.	TRY	2,145	EUR	466	1/16/18	16,256
State Street Bank & Trust Co.	TRY	1,603	USD	414	1/16/18	10,334
State Street Bank & Trust Co.	USD	424	AUD	541	1/16/18	(14,656)
State Street Bank & Trust Co.	USD	508	EUR	435	1/16/18	10,212
State Street Bank & Trust Co.	USD	277	GBP	210	1/16/18	7,139
State Street Bank & Trust Co.	USD	427	HUF	110,858	1/16/18	(3,745)
State Street Bank & Trust Co.	USD	699	JPY	79,047	1/16/18	5,259
State Street Bank & Trust Co.	USD	555	MXN	10,714	1/16/18	15,908
State Street Bank & Trust Co.	USD	299	PLN	1,085	1/16/18	8,571
State Street Bank & Trust Co.	USD	801	SEK	6,556	1/16/18	(14,764)
State Street Bank & Trust Co.	USD	558	TRY	2,076	1/16/18	(35,218)
State Street Bank & Trust Co.	USD	420	ZAR	5,834	1/16/18	2,653
State Street Bank & Trust Co.	KRW	542,486	USD	479	1/18/18	(19,717)
State Street Bank & Trust Co.	USD	420	ZAR	5,974	1/25/18	12,319
State Street Bank & Trust Co.	CHF	340	GBP	260	3/14/18	4,728
State Street Bank & Trust Co.	EUR	236	GBP	209	3/14/18	1,049
State Street Bank & Trust Co.	EUR	353	ILS	1,462	3/14/18	(2,916)
State Street Bank & Trust Co.	GBP	208	EUR	232	3/14/18	(4,356)
State Street Bank & Trust Co.	GBP	262	USD	349	3/14/18	(6,604)
State Street Bank & Trust Co.	JPY	31,063	GBP	206	3/14/18	2,120
State Street Bank & Trust Co.	JPY	31,100	USD	278	3/14/18	255
State Street Bank & Trust Co.	NOK	2,253	EUR	231	3/14/18	5,120
State Street Bank & Trust Co.	SEK	2,291	EUR	232	3/14/18	2,123
State Street Bank & Trust Co.	TRY	820	USD	200	3/14/18	(2,675)
State Street Bank & Trust Co.	USD	280	HUF	72,548	3/14/18	(2,645)
State Street Bank & Trust Co.	USD	274	MXN	5,227	3/14/18	2,012
State Street Bank & Trust Co.	USD	278	NOK	2,256	3/14/18	(6,446)
State Street Bank & Trust Co.	USD	136	TRY	556	3/14/18	1,624
State Street Bank & Trust Co.	ZAR	1,931	USD	136	3/14/18	(2,464)
UBS AG	CHF	411	USD	424	1/16/18	5,093
UBS AG	EUR	884	USD	1,040	1/16/18	(14,873)
UBS AG	USD	711	GBP	527	1/16/18	2,688

						$(35,638)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Put
MXN vs. USD/ Deutsche Bank AG	MXN	22.000	08/2018	15,620,000	MXN	15,620	$10,253	$(11,081)
SEK vs. EUR/ UBS AG	SEK	10.100	02/2018	5,959,000	SEK	5,959	3,239	(4,765)
TRY vs. EUR/ Goldman Sachs Bank USA	TRY	4.550	01/2018	5,460,000	TRY	5,460	13,063	(58,639)
TRY vs. USD/ Citibank, NA	TRY	4.050	01/2018	5,711,000	TRY	5,711	13,608	(15,984)
ZAR vs. USD/ Goldman Sachs Bank USA	ZAR	14.800	01/2018	20,750,000	ZAR	20,750	22,697	(13,108)

							$62,860	$(103,577)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index	(5.00)%	Quarterly	2.89%	USD	3,544	$(335,731)	$(248,238)	$(87,493)
CDX-NAHY Series 29, 5 Year Index	(5.00)	Quarterly	3.18	USD	930	(82,886)	(73,703)	(9,183)
iTraxx Xover Series 26, 5 Year Index	(5.00)	Quarterly	1.64	EUR	710	(114,231)	(91,474)	(22,757)
Sale Contracts
CDX-NAIG Series 28, 5 Year Index	1.00	Quarterly	0.51	USD	18,630	435,371	343,319	92,052
CDX-NAIG Series 29, 5 Year Index	1.00	Quarterly	0.52	USD	570	14,087	12,984	1,103
iTraxx Europe Series 27, 5 Year Index	1.00	Quarterly	0.42	EUR	8,050	279,233	198,092	81,141

						$195,843	$140,980	$54,863

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
GBP	950	11/29/27	6 Month LIBOR	1.399%	Semi-Annual/Semi-Annual	$445
GBP	370	11/29/47	1.579%	6 Month LIBOR	Semi-Annual/Semi-Annual	(339)

						$106

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$27,950	7/18/22	1.937%	CPI	#	Maturity/Maturity	$155,445

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty &Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA Russell 1000 Value Index Total Return	5,166	LIBOR Plus 0.33%	Quarterly	USD	7,612	8/20/18	$282,004
Pay Total Return on Reference Obligation
Citibank, NA Russell 1000 Growth Total Return Index	6,337	LIBOR Plus 0.25%	Quarterly	USD	7,951	8/20/18	(235,668)

							$46,336

**	Notional amount less than 500.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $17,043,014 or 7.4% of net assets.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Variable rate coupon, rate shown as of November 30, 2017.

(i)	Floating Rate Security. Stated interest/floor rate was in effect at November 30, 2017.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of November 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
H/2 Asset Funding NRE Series 2015-1A
2.963%, 6/24/49	3/29/17	$31,457	$31,677	0.01%

(l)	The rate shown represents the 7-day yield as of period end.
(m)	As of November 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,991,857 and gross unrealized depreciation of investments was $(5,341,923), resulting in net unrealized appreciation of $7,649,934.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
SPI	-	Share Price Index
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB Conservative Wealth Strategy

November 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$15,247,080		$1,761,859		$	– 0	–	$17,008,939
Consumer Discretionary	11,111,376		1,882,993			– 0	–	12,994,369
Health Care	11,420,873		860,012			– 0	–	12,280,885
Financials	6,553,085		5,374,874			– 0	–	11,927,959
Industrials	5,185,060		2,873,395			– 0	–	8,058,455
Consumer Staples	3,915,787		1,963,745			– 0	–	5,879,532
Materials	1,618,565		1,367,753			– 0	–	2,986,318
Energy	1,579,888		1,344,136			– 0	–	2,924,024
Telecommunication Services	515,063		2,164,146			– 0	–	2,679,209
Utilities	1,201,342		359,804			– 0	–	1,561,146
Real Estate	639,020		109,824			– 0	–	748,844
Investment Companies	76,013,804		– 0	–		– 0	–	76,013,804
Governments - Treasuries	– 0	–	19,382,390			– 0	–	19,382,390
Corporates - Investment Grade	– 0	–	9,986,484			– 0	–	9,986,484
Mortgage Pass-Throughs	– 0	–	3,277,737			– 0	–	3,277,737
Inflation-Linked Securities	– 0	–	3,227,885			– 0	–	3,227,885
Covered Bonds	– 0	–	2,894,148			– 0	–	2,894,148
Collateralized Mortgage Obligations	– 0	–	2,376,895			30,269		2,407,164
Agencies	– 0	–	1,894,916			– 0	–	1,894,916
Governments - Sovereign Agencies	– 0	–	1,289,249			– 0	–	1,289,249
Commercial Mortgage-Backed Securities	– 0	–	1,036,524			31,677		1,068,201
Local Governments - Provincial Bonds	– 0	–	743,065			– 0	–	743,065
Quasi-Sovereigns	– 0	–	551,870			– 0	–	551,870
Collateralized Loan Obligations	– 0	–	– 0	–		500,000		500,000
Asset-Backed Securities	– 0	–	165,595			323,223		488,818
Governments - Sovereign Bonds	– 0	–	302,353			– 0	–	302,353
Local Governments - US Municipal Bonds	– 0	–	255,105			– 0	–	255,105
Emerging Markets - Treasuries	– 0	–	162,907			– 0	–	162,907
Options Purchased - Calls	– 0	–	30,608			– 0	–	30,608
Short-Term Investments	27,426,011		– 0	–		– 0	–	27,426,011
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	733,554		– 0	–		– 0	–	733,554

Total Investments in Securities	163,160,508		67,640,272			885,169		231,685,949
Other Financial Instruments(a):
Assets:
Futures	459,362		172,862			– 0	–	632,224
Forward Currency Exchange Contracts	– 0	–	992,442			– 0	–	992,442
Centrally Cleared Credit Default Swaps	– 0	–	728,691			– 0	–	728,691
Centrally Cleared Interest Rate Swaps	– 0	–	445			– 0	–	445
Inflation (CPI) Swaps	– 0	–	155,445			– 0	–	155,445
Total Return Swaps	– 0	–	282,004			– 0	–	282,004
Liabilities:
Futures	(1,511,159)		(4,579)			– 0	–	(1,515,738)
Forward Currency Exchange Contracts	– 0	–	(1,028,080)			– 0	–	(1,028,080)
Currency Options Written	– 0	–	(103,577)			– 0	–	(103,577)
Centrally Cleared Credit Default Swaps	– 0	–	(532,848)			– 0	–	(532,848)
Centrally Cleared Interest Rate Swaps	– 0	–	(339)			– 0	–	(339)
Total Return Swaps	– 0	–	(235,668)			– 0	–	(235,668)

Total(b)	$162,108,711		$68,067,070			$885,169		$231,060,950

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written with upfront premiums which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities		Collateralized Loan Obligations
Balance as of 8/31/17	$29,085		$128,199		$	– 0	–
Accrued discounts/(premiums)	36		1			– 0	–
Realized gain (loss)	– 0	–	(1,269)			– 0	–
Change in unrealized appreciation/depreciation	1,148		1,339			– 0	–
Purchases/Payups	– 0	–	– 0	–		500,000
Sales/Paydowns	– 0	–	(96,593)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 11/30/17	$30,269		$31,677			$500,000

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17(a)	$1,148		$(1)		$	– 0	–

	Asset-Backed Securities		Total
Balance as of 8/31/17	$350,116		$507,400
Accrued discounts/(premiums)	(38)		(1)
Realized gain (loss)	763		(506)
Change in unrealized appreciation/depreciation	(2,718)		(231)
Purchases/Payups	– 0	–	500,000
Sales/Paydowns	(24,900)		(121,493)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/17	$323,223		$885,169

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17(a)	$(2,718)		$(1,571)

(a)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Strategy’s transactions in AB mutual funds for the three months ended November 30, 2017 is as follows:

														Distributions
Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)			Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)		Market Value 11/30/17 (000)	Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$24,768	$	– 0	–	$	– 0	–	$	– 0	–	$1,099		$25,867	$	– 0	–	$	– 0	–
AB Cap Fund, Inc.-AB All Market Alternative Return Portfolio	23,156		– 0	–		– 0	–		– 0	–	(330)		22,826		– 0	–		– 0	–
AB High Income Fund, Inc.	24,448		379			1,267			(14)		(316)		23,230		377			– 0	–
AB Government Money Market	38,652		3,148			14,374			– 0	–	– 0	–	27,426		69			– 0	–
AB Government Money Market*	139		8,140			7,545			– 0	–	– 0	–	734		2			– 0	–

Total	$111,163		$11,667			$23,186			$(14)		$453		$100,083		$448		$	– 0	–

*	Investments of cash collateral for securities lending transactions

AB Tax-Managed All Market Income Portfolio

Portfolio of Investments

November 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 55.9%
Long-Term Municipal Bonds - 55.2%
Alabama - 1.3%
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2016A
5.00%, 9/01/46	$455	$559,104
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/25	1,000	1,092,780

		1,651,884

Arizona - 1.4%
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/25	1,685	1,868,395

California - 3.2%
Alameda Corridor Transportation Authority
Series 2016B
5.00%, 10/01/37	400	453,972
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/37	510	584,159
State of California
Series 2016
5.00%, 8/01/25	730	880,168
Series 2017
5.00%, 8/01/26	440	537,020
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/20	1,530	1,655,414

		4,110,733

Colorado - 1.0%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,083,460
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(b)(c)(d)	710	149,100

		1,232,560

Connecticut - 2.5%
State of Connecticut
Series 2016G
5.00%, 11/01/20	510	552,707
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/27	2,390	2,655,004

		3,207,711

	Principal Amount (000)	U.S. $ Value
Delaware - 0.2%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	$225	$240,408

Florida - 3.6%
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (d)(e)	270	290,361
County of Miami-Dade FL Aviation Revenue
Series 2014B
5.00%, 10/01/25	665	782,845
County of Miami-Dade FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	636,339
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (d)(e)	240	235,214
North Broward Hospital District
Series 2017B
5.00%, 1/01/48 (f)	310	331,728
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(b)(d)(g)	25	2,125
Series 2010A-1
6.125%, 5/01/35 (d)	15	15,020
Series 2010A-2
6.125%, 5/01/35 (d)	35	35,046
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23 (d)	25	25,502
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/22 (Pre-refunded/ETM)	935	1,012,652
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	1,105	1,232,075

		4,598,907

Georgia - 0.9%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014A
5.00%, 1/01/28	625	730,581
Georgia State Road & Tollway Authority
Series 2017B
5.00%, 6/01/20	240	258,936
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	210	227,724

		1,217,241

	Principal Amount (000)	U.S. $ Value
Illinois - 6.0%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	$950	$961,286
Series 2016A
7.00%, 12/01/44	100	117,212
Series 2017B
6.75%, 12/01/30 (e)	135	161,393
7.00%, 12/01/42 (e)	100	120,658
Chicago O’Hare International Airport
Series 2017B
5.00%, 1/01/37	200	230,024
City of Chicago IL
Series 2010A
5.00%, 1/01/19	200	205,546
Series 2014A
5.00%, 1/01/35	100	104,465
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46 (d)	475	502,008
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/46	430	473,047
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55 (d)	498	497,437
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/41	415	456,371
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science)
Series 2017C
5.00%, 8/01/49	425	466,969
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36	555	632,783
Metropolitan Pier & Exposition Authority
Zero Coupon, 12/15/54 (b)(f)	150	24,194
5.00%, 6/15/57 (f)	115	123,339
State of Illinois
Series 2013
5.00%, 7/01/22	315	334,328
Series 2014
5.00%, 4/01/20	75	78,445
Series 2016
5.00%, 2/01/23-2/01/28	1,305	1,396,910
Series 2017D
5.00%, 11/01/26-11/01/28	780	840,295

		7,726,710

	Principal Amount (000)	U.S. $ Value
Indiana - 1.6%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/19	$1,945	$2,070,005

Iowa - 0.3%
Xenia Rural Water District
Series 2016
5.00%, 12/01/31	340	383,245

Kentucky - 1.1%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/37-8/15/46	620	679,115
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/32	200	221,148
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/37	315	342,267
5.25%, 6/01/41	150	166,941

		1,409,471

Louisiana - 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2017
5.00%, 10/01/41	500	559,670
New Orleans Aviation Board
Series 2017B
5.00%, 1/01/48	400	453,616

		1,013,286

Maryland - 1.4%
City of Baltimore MD
(Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/34	400	453,740
City of Baltimore MD (East Baltimore Research Park Project)
Series 2017A
5.00%, 9/01/38 (d)	215	231,114
City of Rockville MD (King Farm Presbyterian Retirement Community, Inc.)
Series 2017A-1
5.00%, 11/01/37	500	550,935

	Principal Amount (000)	U.S. $ Value
County of Howard MD (Downtown Columbia Project)
Series 2017A
4.50%, 2/15/47 (d)(e)	$500	$507,855

		1,743,644

Massachusetts - 1.0%
Commonwealth of Massachusetts
NATL Series 2000E
1.68%, 12/01/30 (h)	100	95,013
Massachusetts Development Finance Agency (Boston Medical Center Corp.)
Series 2015D
5.00%, 7/01/44	175	192,452
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group)
5.00%, 7/01/47	320	342,605
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	635	686,886

		1,316,956

Michigan - 1.8%
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/28	325	368,911
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/28	1,000	1,135,110
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	820	822,206

		2,326,227

Mississippi - 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group)
Series 2016A
5.00%, 9/01/46	400	432,612

Missouri - 0.9%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group)
Series 2017A
5.00%, 3/01/36	470	514,349
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (d)(e)	160	157,037

	Principal Amount (000)	U.S. $ Value
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group)
Series 2016A
5.00%, 8/15/46	$500	$522,190

		1,193,576

Nebraska - 0.1%
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/21	155	169,816

New Jersey - 5.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/30	685	733,443
Series 2014P
5.00%, 6/15/29	500	543,440
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.)
5.00%, 7/15/47	415	450,943
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.25%, 1/01/25	1,195	1,341,865
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/20	300	320,430
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	1,922,258
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/29	675	787,401
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	810	779,666

		6,879,446

New York - 4.8%
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/46	800	904,024
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/26	1,085	1,247,392
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/26	205	237,876

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
1.61%, 10/01/36 (h)	$375	$359,100
XLCA Series 2004A
1.61%, 1/01/39 (h)	400	383,000
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41	460	505,016
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/26	1,000	1,143,670
Series 2013B
5.00%, 11/15/20	1,215	1,331,980
Westchester County Local Development Corp. (Westchester County Healthcare Corp./NY)
Series 2016
5.00%, 11/01/46	105	114,034

		6,226,092

North Carolina - 0.7%
County of New Hanover NC (New Hanover Regional Medical Center)
Series 2017
5.00%, 10/01/47	750	847,478

Ohio - 2.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	1,500	1,422,960
Butler County Port Authority (StoryPoint Obligated Group)
Series 2017A-1
6.375%, 1/15/43 (d)(e)	225	231,795
City of Chillicothe OH (Adena Health System Obligated Group)
Series 2017
5.00%, 12/01/37	400	453,536
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/42	660	710,859
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	250	247,125
Ohio Air Quality Development Authority
(Pratt Paper OH, Inc.)
4.50%, 1/15/48 (d)(e)(f)	175	181,603
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33	45	44,452

		3,292,330

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 1.9%
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/42 (e)	$220	$235,143
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/23	600	689,652
Crawford County Hospital Authority (Meadville Medical Center Obligated Group)
Series 2016A
6.00%, 6/01/51 (d)	215	223,544
Montgomery County Higher Education & Health Authority (Philadelphia Presbyterian Homes Obligated Group)
Series 2017
5.00%, 12/01/47	635	697,281
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	220	246,501
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group)
Series 2017A
5.00%, 7/01/49	335	351,358
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(b)(d)(g)	55	550

		2,444,029

South Carolina - 0.0%
South Carolina Jobs-Economic Development Authority (The Woodlands at Furman)
Series 2017
5.25%, 11/15/47 (d)	60	63,181

Tennessee - 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.125%, 12/01/42 (d)(e)	280	273,255
Memphis-Shelby County Industrial Development Board (Graceland, Inc.)
5.50%, 7/01/37 (d)	100	104,771
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2017A
5.00%, 7/01/48	600	672,906

	Principal Amount (000)	U.S. $ Value
Tennessee Housing Development Agency
4.00%, 7/01/48 (f)	$300	$324,171

		1,375,103

Texas - 5.0%
Central Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	720	803,966
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21	1,115	1,138,549
City of San Antonio TX Electric & Gas Systems Revenue
Series 2012
5.25%, 2/01/24	855	1,020,152
Harris County-Houston Sports Authority
AGM Series 2014A
5.00%, 11/15/25	615	722,773
Irving Hospital Authority (Baylor Medical Center at Irving)
5.00%, 10/15/44 (f)	500	548,130
Mission Economic Development Corp. (Natgasoline LLC)
Series 2016A
5.75%, 10/01/31 (e)	360	377,492
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	410	452,619
Red River Education Finance Corp. (St Edward’s University, Inc.)
Series 2016
5.00%, 6/01/46	90	100,264
Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group)
Series 2017A
6.375%, 2/15/48 (d)	230	245,378
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	300	321,636
Uptown Development Authority
Series 2017A
5.00%, 9/01/40	625	695,544

		6,426,503

Vermont - 0.3%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2017A
5.00%, 5/01/47 (d)	335	352,182

	Principal Amount (000)	U.S. $ Value
Virginia - 2.0%
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC)
Series 2017
5.55%, 1/01/37 (d)(e)	$220	$226,552
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	510	491,410
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	1,190	1,369,785
Virginia Small Business Financing Authority
(I-66 Express Mobility Partners LLC)
5.00%, 12/31/52	400	444,996

		2,532,743

Washington - 1.1%
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group)
Series 2017
5.00%, 8/15/37	610	680,412
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47 (d)(e)	340	372,973
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group)
Series 2016A
5.00%, 1/01/46 (e)	315	330,930

		1,384,315

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	110	107,611

Wisconsin - 0.8%
Wisconsin Public Finance Authority (American Dream at Meadowlands Project)
Series 2017
7.00%, 12/01/50 (d)(e)	325	379,252
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)
Series 2016
5.125%, 6/01/48 (d)(e)	160	161,701
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	265	294,696

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Gannon University)
Series 2017
5.00%, 5/01/42-5/01/47	$200	$216,362

		1,052,011

Total Long-Term Municipal Bonds (cost $69,519,681)		70,896,411

Short-Term Municipal Notes - 0.7%
Mississippi - 0.7%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010B
1.02%, 12/01/30 (i) (cost $900,000)	900	900,000

Total Municipal Obligations (cost $70,419,681)		71,796,411

Company	Shares
COMMON STOCKS - 28.8%
Consumer Staples - 4.9%
Beverages - 0.9%
Anheuser-Busch InBev SA/NV	2,767	316,996
Coca-Cola Co. (The)	14,723	673,872
Constellation Brands, Inc.-Class A	550	119,674
Monster Beverage Corp. (b)	668	41,864

		1,152,406

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	290	53,485
Distribuidora Internacional de Alimentacion SA	2,193	10,319
ICA Gruppen AB	284	10,280
Jeronimo Martins SGPS SA	881	17,302
Lawson, Inc.	180	12,418
Lenta Ltd. (GDR) (b)(e)	1	6
Tesco PLC	19,250	50,519
Wesfarmers Ltd.	4,090	136,432

		290,761

Food Products - 0.9%
General Mills, Inc.	2,078	117,532
Nestle SA (REG)	11,289	965,769
Orkla ASA	3,042	30,515
Tate & Lyle PLC	1,676	15,249
WH Group Ltd. (e)	56,000	59,646

		1,188,711

Household Products – 0.9%
Henkel AG & Co. KGaA (Preference Shares)	590	80,160
Kimberly-Clark Corp.	1,300	155,688
Procter & Gamble Co. (The)	9,277	834,837

		1,070,685

Company	Shares	U.S. $ Value
Personal Products - 0.5%
Unilever NV	5,912	$340,938
Unilever PLC	4,657	262,693

		603,631

Tobacco - 1.5%
Altria Group, Inc.	7,007	475,285
British American Tobacco PLC	8,343	530,551
Imperial Brands PLC	3,458	143,332
Japan Tobacco, Inc.	4,831	159,994
Philip Morris International, Inc.	5,634	578,893
Swedish Match AB	643	24,328

		1,912,383

		6,218,577

Financials - 4.1%
Banks - 1.8%
Bank of Montreal	2,378	182,974
Bank of Nova Scotia (The)	4,367	275,901
Bendigo & Adelaide Bank Ltd.	1,651	14,620
BNP Paribas SA	3,450	261,210
BOC Hong Kong Holdings Ltd.	24,339	123,864
Canadian Imperial Bank of Commerce/Canada	1,573	144,041
DBS Group Holdings Ltd.	6,436	117,218
DNB ASA	4,470	81,423
Erste Group Bank AG (b)	2,490	108,987
Hang Seng Bank Ltd.	2,758	68,350
HSBC Holdings PLC	7,530	75,035
ING Groep NV	6,664	120,420
Mitsubishi UFJ Financial Group, Inc.	14,900	106,209
Oversea-Chinese Banking Corp., Ltd.	11,345	105,006
Royal Bank of Canada	5,285	413,124
United Overseas Bank Ltd.	4,752	92,554

		2,290,936

Capital Markets - 0.4%
3i Group PLC	3,509	42,800
Amundi SA (e)	906	80,783
ASX Ltd.	685	29,740
CI Financial Corp.	930	21,012
CME Group, Inc.-Class A	1,241	185,579
IGM Financial, Inc.	281	9,710
Invesco Ltd.	1,450	52,446
Investec PLC	2,337	16,362
MarketAxess Holdings, Inc.	45	8,787
Singapore Exchange Ltd.	2,832	15,788
T. Rowe Price Group, Inc.	875	90,055

		553,062

Consumer Finance - 0.0%
Provident Financial PLC	499	5,905

Diversified Financial Services - 0.1%
GRENKE AG	840	84,761
Standard Life Aberdeen PLC	9,672	56,314

		141,075

Company	Shares	U.S. $ Value
Insurance – 1.8%
Admiral Group PLC	796	$20,710
Allianz SE (REG)	1,658	391,577
Arthur J Gallagher & Co.	649	42,724
AXA SA	7,002	211,267
Baloise Holding AG (REG)	185	28,533
Cincinnati Financial Corp.	569	42,521
CNP Assurances	604	13,568
Direct Line Insurance Group PLC	4,959	24,542
Gjensidige Forsikring ASA	704	12,773
Great-West Lifeco, Inc.	1,064	28,956
Hannover Rueck SE (REG)	220	28,956
Insurance Australia Group Ltd.	8,540	46,566
Legal & General Group PLC	21,482	77,685
Manulife Financial Corp.	7,130	149,823
Medibank Pvt Ltd.	9,705	24,085
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	568	126,580
Power Corp. of Canada	1,257	31,850
Power Financial Corp.	887	24,304
Principal Financial Group, Inc.	1,040	73,622
Prudential PLC	10,480	263,444
QBE Insurance Group Ltd.	4,876	39,518
Sampo Oyj-Class A	1,612	85,151
SCOR SE	609	24,804
Sony Financial Holdings, Inc.	619	10,528
Sun Life Financial, Inc.	2,213	87,446
Swiss Life Holding AG (b)	123	41,368
Swiss Re AG	1,188	111,542
Tryg A/S	381	9,264
UnipolSai Assicurazioni SpA	3,490	8,186
Zurich Insurance Group AG	554	167,674

		2,249,567

		5,240,545

Health Care – 3.9%
Biotechnology – 0.8%
AbbVie, Inc.	5,773	559,519
Gilead Sciences, Inc.	4,742	354,607
Grifols SA (ADR)	2,940	66,885

		981,011

Health Care Equipment & Supplies – 0.2%
Edwards Lifesciences Corp. (b)	1,157	135,601
Koninklijke Philips NV	3,353	130,001

		265,602

Health Care Providers & Services – 0.0%
Sonic Healthcare Ltd.	1,393	23,595
UnitedHealth Group, Inc.	10	2,282

		25,877

Health Care Technology – 0.1%
Cerner Corp. (b)	2,090	147,742

Pharmaceuticals – 2.8%
AstraZeneca PLC	4,597	296,683

Company	Shares	U.S. $ Value
Merck & Co., Inc.	9,921	$548,334
Novartis AG (REG)	8,068	692,207
Orion Oyj-Class B	358	13,223
Pfizer, Inc.	21,647	784,920
Roche Holding AG	2,549	644,170
Sanofi	4,113	375,186
STADA Arzneimittel AG	1,000	96,862
Takeda Pharmaceutical Co., Ltd.	2,603	143,597
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	1,186	17,577

		3,612,759

		5,032,991

Information Technology - 3.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.	18,136	676,473
Palo Alto Networks, Inc. (b)	597	87,013

		763,486

Electronic Equipment, Instruments & Components - 0.1%
Largan Precision Co., Ltd.	1,000	172,732

Internet Software & Services - 0.2%
Tencent Holdings Ltd.	4,000	204,804

IT Services - 0.6%
Cognizant Technology Solutions Corp.-Class A	1,470	106,252
International Business Machines Corp.	3,238	498,555
Paychex, Inc.	1,166	78,483
Vantiv, Inc.-Class A (b)	170	12,750
Western Union Co. (The)-Class W	1,699	33,453

		729,493

Semiconductors & Semiconductor Equipment - 1.0%
Intel Corp.	17,081	765,912
Maxim Integrated Products, Inc.	1,021	53,429
QUALCOMM, Inc.	5,360	355,582
SK Hynix, Inc.	1,640	116,889
Xilinx, Inc.	400	27,804

		1,319,616

Software - 0.4%
Adobe Systems, Inc. (b)	250	45,368
CA, Inc.	1,117	36,939
Constellation Software, Inc./Canada	536	313,951
Electronic Arts, Inc. (b)	370	39,350
salesforce.com, Inc. (b)	495	51,638

		487,246

Technology Hardware, Storage & Peripherals - 0.5%
Canon, Inc.	3,848	147,592
HP, Inc.	6,072	130,244
Samsung Electronics Co., Ltd.	118	277,709
Samsung Electronics Co., Ltd. (Preference Shares)	50	96,970

Company	Shares	U.S. $ Value
Seagate Technology PLC	1,071	$41,298

		693,813

		4,371,190

Industrials - 2.8%
Aerospace & Defense - 0.8%
BAE Systems PLC	11,485	85,527
Boeing Co. (The)	2,080	575,744
Lockheed Martin Corp.	947	302,207
Meggitt PLC	2,733	17,914
Singapore Technologies Engineering Ltd.	5,502	13,352

		994,744

Air Freight & Logistics - 0.2%
Deutsche Post AG (REG)	3,546	168,792
Kuehne & Nagel International AG (REG)	206	36,214

		205,006

Airlines - 0.2%
easyJet PLC	556	10,572
International Consolidated Airlines Group SA	11,300	93,807
Japan Airlines Co., Ltd.	516	18,931
Qantas Airways Ltd.	28,382	122,444
Singapore Airlines Ltd.	1,902	15,175

		260,929

Building Products - 0.1%
Allegion PLC	90	7,573
AO Smith Corp.	150	9,513
Cie de Saint-Gobain	1,805	102,878

		119,964

Commercial Services & Supplies - 0.0%
Edenred	782	22,355
G4S PLC	5,596	19,411
Societe BIC SA	119	13,807

		55,573

Construction & Engineering - 0.2%
Bouygues SA	774	40,008
Skanska AB-Class B	1,184	26,007
Vinci SA	1,837	187,656

		253,671

Electrical Equipment - 0.5%
ABB Ltd. (REG)	7,190	184,601
Eaton Corp. PLC	1,641	127,637
Emerson Electric Co.	2,358	152,846
Schneider Electric SE (Paris) (b)	2,054	176,521

		641,605

Industrial Conglomerates - 0.4%
CK Hutchison Holdings Ltd.	9,740	122,905
NWS Holdings Ltd.	5,437	9,913
Roper Technologies, Inc.	157	41,952
Siemens AG (REG)	2,775	377,225

Company	Shares	U.S. $ Value
Smiths Group PLC	1,399	$28,060

		580,055

Machinery - 0.2%
Cummins, Inc.	589	98,599
IMI PLC	958	16,272
Kone Oyj-Class B	1,219	62,737
Metso Oyj	390	13,750
SKF AB-Class B	1,360	30,792
Wartsila Oyj Abp	528	34,879

		257,029

Professional Services - 0.1%
Adecco Group AG (REG)	586	44,362
Randstad Holding NV	426	26,203
SGS SA (REG)	20	49,529

		120,094

Road & Rail - 0.0%
Aurizon Holdings Ltd.	7,230	29,089
ComfortDelGro Corp., Ltd.	7,601	11,311

		40,400

Trading Companies & Distributors - 0.1%
ITOCHU Corp.	5,347	92,950

		3,622,020

Consumer Discretionary - 2.4%
Auto Components - 0.3%
Bridgestone Corp.	2,346	107,212
Cie Generale des Etablissements Michelin-Class B	619	89,758
Nokian Renkaat Oyj	406	17,723
Schaeffler AG (Preference Shares)	581	10,138
Sumitomo Rubber Industries Ltd.	612	11,199
Valeo SA	1,738	126,034

		362,064

Automobiles - 0.5%
Daimler AG (REG)	3,498	289,792
General Motors Co.	4,944	213,037
Nissan Motor Co., Ltd.	8,373	81,422
Subaru Corp.	2,199	72,465
Toyota Motor Corp.	600	37,887

		694,603

Diversified Consumer Services - 0.0%
H&R Block, Inc.	745	19,504

Hotels, Restaurants & Leisure - 0.6%
Crown Resorts Ltd.	1,427	13,380
Darden Restaurants, Inc.	453	38,197
Flight Centre Travel Group Ltd.	198	6,724
Las Vegas Sands Corp.	1,429	99,015
McDonald’s Corp.	2,957	508,515
Sands China Ltd.	8,533	41,688
Tabcorp Holdings Ltd.	2,886	10,640

Company	Shares	U.S. $ Value
Tatts Group Ltd.	4,527	$14,869
TUI AG	1,564	28,887

		761,915

Household Durables - 0.1%
Barratt Developments PLC	3,632	29,790
Berkeley Group Holdings PLC	467	24,110
Electrolux AB-Class B	860	28,563
Garmin Ltd.	442	27,439
Persimmon PLC	1,144	39,294
Sekisui House Ltd.	2,117	39,628

		188,824

Leisure Products - 0.0%
Mattel, Inc.	1,184	21,608

Media - 0.3%
Axel Springer SE	174	13,746
CTS Eventim AG & Co. KGaA	3,238	157,281
Eutelsat Communications SA	615	13,913
ITV PLC	12,768	27,626
Pearson PLC	2,967	28,388
ProSiebenSat.1 Media SE	821	26,121
SES SA	1,275	21,047
Shaw Communications, Inc.-Class B	1,526	34,006
Singapore Press Holdings Ltd.	5,641	11,565
WPP PLC	4,599	81,165

		414,858

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd.	1,719	5,247
Kohl’s Corp.	618	29,645
Macy’s, Inc.	1,054	25,085
Marks & Spencer Group PLC	5,674	24,033
Next PLC	523	31,656
Nordstrom, Inc.	446	20,271
Target Corp.	1,891	113,271

		249,208

Specialty Retail - 0.2%
Gap, Inc. (The)	857	27,690
Hennes & Mauritz AB-Class B	3,424	80,583
Kingfisher PLC	7,985	36,023
L Brands, Inc.	873	48,949

		193,245

Textiles, Apparel & Luxury Goods - 0.2%
HUGO BOSS AG	840	69,184
Tapestry, Inc.	1,011	42,148
VF Corp.	1,228	89,595
Yue Yuen Industrial Holdings Ltd.	2,615	9,357

		210,284

		3,116,113

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Enagas SA	806	23,654

Company	Shares	U.S. $ Value
Exxon Mobil Corp.	15,370	$1,280,167
Galp Energia SGPS SA	1,779	33,593
Keyera Corp.	655	18,460
Marathon Petroleum Corp.	1,904	119,247
ONEOK, Inc.	1,374	71,311
Peyto Exploration & Development Corp.	594	7,049
Phillips 66	1,603	156,389
Snam SpA	8,207	41,353
TOTAL SA	8,556	483,627
TransCanada Corp.	3,183	152,667
Valero Energy Corp.	1,638	140,246

		2,527,763

Utilities - 1.9%
Electric Utilities - 1.3%
Alliant Energy Corp.	822	37,080
American Electric Power Co., Inc.	1,778	138,026
CK Infrastructure Holdings Ltd.	2,335	19,868
CLP Holdings Ltd.	5,923	60,404
Contact Energy Ltd.	2,581	9,555
Duke Energy Corp.	2,548	227,231
EDP-Energias de Portugal SA	8,304	29,108
Endesa SA	1,101	24,550
Eversource Energy	1,148	74,448
Fortis, Inc./Canada	1,487	54,748
Fortum Oyj	1,602	33,667
NextEra Energy, Inc.	1,702	268,984
OGE Energy Corp.	717	25,640
PG&E Corp.	1,843	99,964
Pinnacle West Capital Corp.	403	36,999
Power Assets Holdings Ltd.	4,889	41,808
PPL Corp.	2,495	91,492
Red Electrica Corp. SA	1,522	34,380
Southern Co. (The)	3,628	185,754
SSE PLC	3,646	67,369
Terna Rete Elettrica Nazionale SpA	4,925	30,436
Xcel Energy, Inc.	1,858	95,891

		1,687,402

Gas Utilities - 0.0%
Gas Natural SDG SA	1,224	27,379

Multi-Utilities - 0.6%
Ameren Corp.	877	56,093
Canadian Utilities Ltd.-Class A	439	13,284
CMS Energy Corp.	1,011	50,449
Consolidated Edison, Inc.	1,121	99,814
DTE Energy Co.	651	75,236
Innogy SE (e)	529	24,472
National Grid PLC	12,398	148,457
Public Service Enterprise Group, Inc.	1,853	98,320
SCANA Corp.	476	20,549
Sempra Energy	874	105,745
WEC Energy Group, Inc.	1,141	79,288

		771,707

		2,486,488

Company	Shares	U.S. $ Value
Materials - 1.6%
Chemicals - 1.1%
Agrium, Inc. (Toronto)	501	$55,049
BASF SE	3,332	373,627
DowDuPont, Inc.	8,463	608,998
Ecolab, Inc.	389	52,873
Evonik Industries AG	610	22,780
Givaudan SA (REG)	34	77,401
Johnson Matthey PLC	1,230	50,417
LyondellBasell Industries NV-Class A	1,254	131,294
Mosaic Co. (The)	1,202	29,197

		1,401,636

Construction Materials - 0.0%
Buzzi Unicem SpA	1,770	47,088
Fletcher Building Ltd.	2,445	11,640

		58,728

Containers & Packaging - 0.1%
Amcor Ltd./Australia	4,119	48,305
International Paper Co.	1,415	80,103
Packaging Corp. of America	339	40,205

		168,613

Metals & Mining - 0.3%
Fortescue Metals Group Ltd.	5,616	19,629
Rio Tinto Ltd.	1,533	82,842
Rio Tinto PLC	4,494	212,767
voestalpine AG	419	24,342

		339,580

Paper & Forest Products - 0.1%
Stora Enso Oyj-Class R	1,987	30,374
UPM-Kymmene Oyj	1,925	57,928

		88,302

		2,056,859

Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	22,300	811,274
BCE, Inc.	538	25,746
BT Group PLC	30,540	107,285
Elisa Oyj	498	20,252
HKT Trust & HKT Ltd.-Class SS	13,473	16,888
Inmarsat PLC	1,597	10,437
Singapore Telecommunications Ltd.	29,451	81,580
Spark New Zealand Ltd.	6,458	15,979
Swisscom AG (REG)	94	49,660
TDC A/S	9,530	58,005
Telstra Corp., Ltd.	14,670	38,169
TELUS Corp.	695	25,685

		1,260,960

Wireless Telecommunication Services - 0.5%
NTT DOCOMO, Inc.	4,923	127,122
Rogers Communications, Inc.-Class B	1,306	67,782
SoftBank Group Corp.	1,700	144,312

Company	Shares	U.S. $ Value
StarHub Ltd.	2,136	$4,520
Vodafone Group PLC	96,039	291,198

		634,934

		1,895,894

Real Estate - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
PBS Business Parks, Inc.	1,050	26,250

Real Estate Management & Development - 0.3%
Daito Trust Construction Co., Ltd.	302	55,284
First Capital Realty, Inc.	554	9,035
Hang Lung Properties Ltd.	7,300	17,267
Henderson Land Development Co., Ltd.	4,329	28,376
Hysan Development Co., Ltd.	2,210	11,842
LendLease Group	1,999	24,201
New World Development Co., Ltd.	21,216	30,830
Sino Land Co., Ltd.	11,032	20,012
Sun Hung Kai Properties Ltd.	5,173	84,809
Swire Properties Ltd.	4,123	14,008
Swiss Prime Site AG (REG) (b)	264	22,770
Wharf Holdings Ltd. (The)	4,377	13,846
Wharf Real Estate Investment Co., Ltd. (b)	4,377	26,452

		358,732

		384,982

Total Common Stocks (cost $32,944,670)		36,953,422

INVESTMENT COMPANIES - 7.5%
Funds and Investment Trusts - 7.5% (j)
Alerian MLP ETF	436,500	4,526,505
iShares Mortgage Real Estate Capped ETF	44,730	2,041,030
PowerShares KBW High Dividend Yield Financial Portfolio	79,460	1,881,613
PowerShares KBW Premium Yield Equity REIT Portfolio	33,590	1,225,027

Total Investment Companies (cost $10,081,514)		9,674,175

PREFERRED STOCKS - 6.6%
Real Estate - 6.6%
Diversified REITs - 1.4%
Colony NorthStar, Inc.
7.125%	15,000	376,650
Colony NorthStar, Inc.
7.15%	10,750	271,330
Global Net Lease, Inc.
7.25%	3,400	87,244
Gramercy Property Trust
7.125%	300	8,025
Investors Real Estate Trust
6.625%	1,675	43,148

Company	Shares	U.S. $ Value
PS Business Parks, Inc.
5.25%	10,000	$252,000
PS Business Parks, Inc.
6.00%	929	23,597
Spirit Realty Capital, Inc.
6.00%	6,800	167,552
VEREIT, Inc.
6.70%	20,000	512,600
Vornado Realty Trust
5.70%	1,600	40,832

		1,782,978

Health Care REITs - 0.3%
Sabra Health Care REIT, Inc.
7.125%	9,400	239,230
Ventas Realty LP/Ventas Capital Corp.
5.45%	6,600	164,538

		403,768

Hotel & Resort REITs - 1.1%
Ashford Hospitality Trust, Inc.-Series F
7.375%	9,000	225,540
Ashford Hospitality Trust, Inc.-Series G
7.375%	1,000	25,050
Hersha Hospitality Trust
6.50%	12,600	318,276
Hersha Hospitality Trust
6.875%	1,000	25,275
LaSalle Hotel Properties
6.30%	5,600	143,696
LaSalle Hotel Properties
6.375%	4,250	107,185
Pebblebrook Hotel Trust
6.50%	9,900	251,460
Summit Hotel Properties, Inc.
6.25%	10,500	258,195

		1,354,677

Industrial REITs - 0.3%
Monmouth Real Estate Investment Corp.
6.125%	5,500	138,215
Rexford Industrial Realty, Inc.
5.875%	6,850	171,044
STAG Industrial, Inc.
6.625%	1,000	25,530

		334,789

Office REITs - 0.1%
SL Green Realty Corp.
6.50%	5,100	129,234

Residential REITs - 0.7%
American Homes 4 Rent
5.875%	9,600	248,928
American Homes 4 Rent
6.35%	4,725	127,906
Apartment Investment & Management Co.
6.875%	9,400	253,048

Company	Shares	U.S. $ Value
UMH Properties, Inc.
6.75%	10,025	$274,284

		904,166

Retail REITs - 1.6%
CBL & Associates Properties, Inc.
7.375%	7,500	171,900
Cedar Realty Trust, Inc.
6.50%	8,325	208,541
DDR Corp.
6.375%	15,800	412,380
Federal Realty Investment Trust
5.00%	1,675	41,741
GGP, Inc.
6.375%	10,000	248,000
Kimco Realty Corp.
5.50%	10,200	256,428
Pennsylvania Real Estate Investment Trust
6.875%	3,000	75,300
Pennsylvania Real Estate Investment Trust
7.375%	6,700	167,902
Taubman Centers, Inc.
6.50%	4,000	101,200
Urstadt Biddle Properties, Inc.
6.25%	8,375	221,351
Washington Prime Group, Inc.
7.50%	5,000	123,700

		2,028,443

Specialized REITs - 1.1%
CoreSite Realty Corp.
7.25%	1,900	47,975
Digital Realty Trust, Inc.
5.875%	10,800	273,132
Digital Realty Trust, Inc.
6.625%	9,100	252,707
Digital Realty Trust, Inc.
7.375%	5,500	147,180
National Storage Affiliates Trust
6.00%	2,500	64,000
Public Storage
4.90%	5,000	124,900
Public Storage
5.05%	6,000	150,360
Public Storage
5.125%	8,200	210,822
Public Storage
6.00%	7,000	188,230

		1,459,306

U.S. $ Value
Total Preferred Stocks (cost $8,342,837)	$8,397,361

Total Investments - 98.8% (cost $121,788,702) (k)	126,821,369
Other assets less liabilities - 1.2%	1,518,096

Net Assets - 100.0%	$128,339,465

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at November 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	11	December 2017	AUD	1,100		$1,070,598	$1,087,009	$16,411
Canadian 10 Yr Bond Futures	16	March 2018	CAD	1,600		1,685,413	1,695,307	9,894
Euro STOXX 50 Index Futures	60	December 2017	EUR	1		2,538,225	2,551,657	13,432
FTSE 100 Index Futures	20	December 2017	GBP	– 0	–**	2,005,968	1,982,348	(23,620)
Mini MSCI Emerging Markets Futures	11	December 2017	USD	1		608,687	616,000	7,313
MSCI Singapore IX ETS Futures	17	December 2017	SGD	2		489,098	489,352	254
OMXS30 Index Futures	39	December 2017	SEK	4		757,625	750,094	(7,531)
TOPIX Index Futures	14	December 2017	JPY	140		2,016,831	2,235,373	218,542
U.S. T-Note 10 Yr (CBT) Futures	100	March 2018	USD	10,000		12,472,969	12,404,688	(68,281)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	December 2017	JPY	300,000		4,021,574	4,023,191	(1,617)
Euro-Bund Futures	4	December 2017	EUR	400		771,086	774,710	(3,624)
Hang Seng Index Futures	2	December 2017	HKD	– 0	–**	383,272	375,396	7,876
Long Gilt Futures	11	March 2018	GBP	1,100		1,848,083	1,838,724	9,359
Mini S&P TSX 60 Futures	37	December 2017	CAD	2		1,258,265	1,363,965	(105,700)
MSCI EAFE Futures	133	December 2017	USD	7		13,079,888	13,427,680	(347,792)
S&P 500 E-Mini Futures	142	December 2017	USD	7		17,635,337	18,800,090	(1,164,753)
S&P/TSX 60 Index Futures	6	December 2017	CAD	1		881,499	884,734	(3,235)
SPI 200 Futures	4	December 2017	AUD	– 0	–**	452,622	452,781	(159)

								$(1,443,231)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	1,420	USD	427	12/04/17	$(6,558)
Bank of America, NA	USD	435	BRL	1,420	12/04/17	(1,576)
Bank of America, NA	CHF	893	USD	894	12/18/17	(15,005)
Bank of America, NA	GBP	774	USD	1,022	12/18/17	(26,261)
Bank of America, NA	INR	47,340	USD	729	12/18/17	(2,414)
Bank of America, NA	NOK	2,838	USD	368	12/18/17	26,932
Bank of America, NA	PLN	2,155	USD	587	12/18/17	(23,579)
Bank of America, NA	USD	1,727	GBP	1,296	12/18/17	27,251
Bank of America, NA	USD	1,464	JPY	164,192	12/18/17	(3,975)
Bank of America, NA	USD	1,831	MXN	32,790	12/18/17	(75,405)
Bank of America, NA	USD	1,344	TRY	4,903	12/18/17	(98,809)
Bank of America, NA	ZAR	12,575	USD	911	12/18/17	(3,482)
Bank of America, NA	USD	3,932	CNY	26,303	2/07/18	25,996
Barclays Bank PLC	PEN	7,822	USD	2,407	12/07/17	(12,263)
Barclays Bank PLC	PHP	22,639	USD	441	12/18/17	(7,785)
Barclays Bank PLC	TWD	85,927	USD	2,883	12/18/17	18,073

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,437	PHP	74,259	12/13/17	$36,931
BNP Paribas SA	AUD	1,210	USD	927	12/18/17	12,390
BNP Paribas SA	HUF	146,175	USD	550	12/18/17	(5,822)
BNP Paribas SA	KRW	2,793,140	USD	2,469	12/18/17	(98,971)
BNP Paribas SA	USD	653	CAD	842	12/18/17	(790)
BNP Paribas SA	USD	976	NZD	1,371	12/18/17	(39,529)
BNP Paribas SA	USD	438	PHP	22,639	12/18/17	11,326
Citibank, NA	CLP	2,371,802	USD	3,805	12/18/17	140,931
Citibank, NA	EUR	1,950	USD	2,293	12/18/17	(29,322)
Citibank, NA	USD	1,828	COP	5,391,542	12/18/17	(43,457)
Citibank, NA	USD	3,275	EUR	2,719	12/18/17	(34,853)
Citibank, NA	USD	1,161	RUB	70,558	1/25/18	37,570
Citibank, NA	IDR	56,041,590	USD	4,109	1/29/18	(8,900)
Credit Suisse International	COP	1,128,217	USD	367	12/07/17	(7,366)
Credit Suisse International	NZD	1,423	USD	980	12/18/17	7,399
Credit Suisse International	SEK	2,121	USD	253	12/18/17	(195)
Credit Suisse International	TRY	1,431	USD	370	12/18/17	6,134
Credit Suisse International	USD	1,257	JPY	143,226	12/18/17	16,601
Credit Suisse International	USD	537	SEK	4,341	12/18/17	(17,509)
Credit Suisse International	USD	699	ZAR	9,846	12/18/17	17,703
Deutsche Bank AG	BRL	2,072	USD	625	12/04/17	(7,357)
Deutsche Bank AG	BRL	3,491	USD	1,070	12/04/17	3,875
Deutsche Bank AG	USD	1,720	BRL	5,563	12/04/17	(20,678)
Deutsche Bank AG	COP	7,264,170	USD	2,460	12/07/17	52,306
Deutsche Bank AG	USD	3,377	CLP	2,100,694	12/07/17	(132,222)
Deutsche Bank AG	USD	901	PEN	2,924	12/07/17	3,740
Deutsche Bank AG	USD	1,398	CHF	1,361	12/18/17	(12,733)
Deutsche Bank AG	BRL	3,491	USD	1,081	1/03/18	18,160
Deutsche Bank AG	KRW	899,547	USD	808	1/18/18	(19,527)
Deutsche Bank AG	INR	182,799	USD	2,791	3/12/18	(11,056)
Goldman Sachs Bank USA	AUD	1,093	USD	878	12/18/17	51,806
Goldman Sachs Bank USA	CAD	1,988	USD	1,594	12/18/17	52,443
Goldman Sachs Bank USA	NZD	1,841	USD	1,337	12/18/17	78,508
Goldman Sachs Bank USA	USD	1,641	CAD	1,988	12/18/17	(99,656)
Standard Chartered Bank	CNY	16,225	USD	2,467	12/18/17	13,456
Standard Chartered Bank	USD	4,031	IDR	53,382,669	12/18/17	(97,737)
Standard Chartered Bank	USD	4,003	INR	258,508	12/18/17	(7,476)
Standard Chartered Bank	USD	1,297	TWD	38,774	3/08/18	2,880
State Street Bank & Trust Co.	CHF	1,803	USD	1,905	12/18/17	69,837
State Street Bank & Trust Co.	CZK	10,380	USD	472	12/18/17	(12,552)
State Street Bank & Trust Co.	EUR	122	USD	142	12/18/17	(3,219)
State Street Bank & Trust Co.	HUF	87,893	USD	330	12/18/17	(4,330)
State Street Bank & Trust Co.	MXN	3,795	USD	206	12/18/17	2,374
State Street Bank & Trust Co.	SEK	12,675	USD	1,594	12/18/17	77,829
State Street Bank & Trust Co.	THB	30,727	USD	929	12/18/17	(12,458)
State Street Bank & Trust Co.	USD	469	AUD	601	12/18/17	(13,967)
State Street Bank & Trust Co.	USD	322	CZK	7,044	12/18/17	6,648
State Street Bank & Trust Co.	USD	355	NOK	2,838	12/18/17	(13,876)
State Street Bank & Trust Co.	USD	183	PLN	665	12/18/17	5,518
State Street Bank & Trust Co.	USD	1,322	THB	44,026	12/18/17	26,397
State Street Bank & Trust Co.	USD	3,360	KRW	3,804,307	1/18/18	138,268

						$(43,388)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	600	EUR	3,550.00	December 2017	EUR	1		$41,747	$(32,183)
FTSE 100 Index	Deutsche Bank AG	130	GBP	7,400.00	December 2017	GBP	– 0	–**	13,517	(4,291)
Nikkei 225 Index	Deutsche Bank AG	6,000	JPY	22,500.00	January 2018	JPY	6		27,724	(31,978)
S&P 500 Index	Goldman Sachs International	3,000	USD	2,635.00	January 2018	.USD	3		91,583	(133,263)

									$174,571	$(201,715)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	600	EUR	3,550.00	December 2017	EUR	1		$37,502	$(19,183)
FTSE 100 Index	Deutsche Bank AG	130	GBP	7,400.00	December 2017	GBP	– 0	–**	13,689	(16,935)
Nikkei 225 Index	Deutsche Bank AG	6,000	JPY	22,500.00	January 2018	JPY	6		26,378	(20,991)
S&P 500 Index	Goldman Sachs International	3,000	USD	2,635.00	January 2018	USD	3		105,900	(89,276)

									$183,469	$(146,385)

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
NOK 7,850	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/Annual	$21,339
CHF 260	4/27/27	0.150%	6 Month LIBOR	Annual/Semi-Annual	1,604
NZD 2,090	10/09/27	3 Month BKBM	3.245%	Quarterly/Semi-Annual	23,886
NOK 16,860	11/03/27	6 Month NIBOR	1.910%	Semi-Annual/ Annual	17,352
CHF 2,510	11/03/27	0.263%	6 Month LIBOR	Annual/ Semi-Annual	(1,435)
SEK 1,670	11/03/27	1.178%	3 Month STIBOR	Annual/ Quarterly	(1,762)
NZD 1,610	11/03/27	3 Month BKBM	3.160%	Quarterly/Semi-Annual	8,908

					$69,892

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	3.11%	USD	155	$(7,839)	$(9,389)	$1,550
Deutsche Bank AG
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.11	USD	166	(8,092)	(10,100)	2,008
Goldman Sachs International
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.11	USD	63	(3,186)	(3,681)	495
CDX- CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	3.11	USD	62	(3,135)	(3,389)	254

						$(22,252)	$(26,559)	$4,307

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	411,980	Fed Fund Effective Plus 0.55%	Maturity	USD	44,357	12/28/17	$	– 0	–
**	Notional amount less than $500.

(a)	Illiquid security.
(b)	Non-income producing security.
(c)	Defaulted.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2017, the aggregate market value of these securities amounted to $4,408,121 or 3.4% of net assets.
(f)	When-Issued or delayed delivery security.
(g)	Defaulted matured security.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2017 and the aggregate market value of these securities amounted to $837,113 or 0.65% of net assets.

(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov.
(k)	As of November 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,986,816 and gross unrealized depreciation of investments was $(4,356,629), resulting in net unrealized appreciation of $3,630,187.

As of November 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.3% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
ETS	-	Emission Trading Scheme
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
LIBOR	-	London Interbank Offered Rates

MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
NIBOR	-	Norwegian Interbank Offered Rate
OMXS	-	Stockholm Stock Exchange
OSE	-	Osaka Securities Exchange
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

The following table represents the 50 largest equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of November 30, 2017.

Security Description	Shares	Market Value as of 11/30/17	Percent of Basket’s Net Assets
MS Global Equity Long Index
Royal Dutch Shell PLC	29,344	$94,791,162	15.8%
British American Tobacco PLC	11,358	72,028,020	12.0%
Nice Ltd.	6,491	56,166,393	9.4%
Moneysupermarket.com Group PLC	118,671	53,766,514	9.0%
Croda International PLC	8,846	51,120,616	8.5%
Intertek Group PLC	6,549	46,321,109	7.7%
Reckitt Benckiser Group PLC	4,222	37,035,214	6.2%
Unilever PLC	5,563	31,328,420	5.2%
Direct Line Insurance Group PLC	59,727	29,548,485	4.9%
G4S PLC	73,341	25,452,101	4.2%
Diageo PLC	6,756	23,468,414	3.9%
Persimmon PLC	6,091	20,924,493	3.5%
IG Group Holdings PLC	22,089	19,328,886	3.2%
UnitedHealth Group, Inc.	4,563	1,041,234	0.2%
Philip Morris International, Inc.	10,118	1,039,574	0.2%
Apple, Inc.	5,668	974,062	0.2%
Oracle Corp.	19,769	969,890	0.2%
Microsoft Corp.	10,980	924,177	0.2%
Marsh & McLennan Cos, Inc.	10,391	872,144	0.1%
Total System Services, Inc.	11,624	864,375	0.1%
RELX NV	36,484	835,311	0.1%
Raytheon Co.	4,241	810,639	0.1%
Anthem, Inc.	3,445	809,528	0.1%
FNF Group	18,757	758,909	0.1%
Amadeus IT Group SA	10,012	721,843	0.1%
Toronto-Dominion Bank (The)	12,712	721,582	0.1%
HKT Trust & HKT Ltd.	566,559	711,630	0.1%
Oracle Corp. Japan	7,910	701,468	0.1%
Nippon Telegraph & Telephone Corp.	13,045	681,440	0.1%
Mitsubishi UFJ Financial Group, Inc.	92,454	650,700	0.1%
Royal Bank of Canada	8,181	639,464	0.1%
Comcast Corp.	16,948	636,242	0.1%
Tyson Foods, Inc.	7,535	619,790	0.1%
Aetna, Inc.	3,417	615,722	0.1%
Boeing Co. (The)	2,200	608,913	0.1%
Aristocrat Leisure Ltd.	36,077	600,070	0.1%

Security Description	Shares	Market Value as of 11/30/17	Percent of Basket’s Net Assets
Merck & Co., Inc.	10,847	$599,540	0.1%
Salmar ASA	19,896	582,870	0.1%
Check Point Software Technologies Ltd.	5,487	572,239	0.1%
Altria Group, Inc.	8,410	570,427	0.1%
Home Depot, Inc. (The)	3,151	566,592	0.1%
Fidelity National Information Services, Inc.	5,990	565,060	0.1%
Pfizer, Inc.	15,365	557,135	0.1%
Aena SME SA	2,696	536,422	0.1%
Capgemini SE	4,591	529,376	0.1%
Texas Instruments, Inc.	5,420	527,337	0.1%
Booz Allen Hamilton Holding Corp.	13,363	517,005	0.1%
Amcor Ltd./Australia	44,241	516,014	0.1%
Partners Group Holding AG	721	495,798	0.1%
Thomson Reuters Corp.	11,086	488,188	0.1%
Other	425,286	13,567,058	2.3%

Total		$600,279,595	100.0%

AB Tax-Managed All Market Income Portfolio

November 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2017:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$65,431,855	$5,464,556		$71,796,411
Short-Term Municipal Notes		– 0	–	900,000	– 0	–	900,000
Common Stocks:
Consumer Staples		3,068,438		3,150,139	– 0	–	6,218,577
Financials		1,864,875		3,375,670	– 0	–	5,240,545
Health Care		2,714,329		2,318,662	– 0	–	5,032,991
Information Technology		3,354,494		1,016,696	– 0	–	4,371,190
Industrials		1,424,259		2,197,761	– 0	–	3,622,020
Consumer Discretionary		1,357,975		1,758,138	– 0	–	3,116,113
Energy		1,945,536		582,227	– 0	–	2,527,763

Utilities	1,995,439		491,049		– 0	–	2,486,488
Materials	1,022,061		1,034,798		– 0	–	2,056,859
Telecommunication Services	1,021,359		874,535		– 0	–	1,895,894
Real Estate	47,329		337,653		– 0	–	384,982
Investment Companies	9,674,175		– 0	–	– 0	–	9,674,175
Preferred Stocks	8,397,361		– 0	–	– 0	–	8,397,361

Total Investments in Securities	37,887,630		83,469,183		5,464,556		126,821,369
Other Financial Instruments(a):
Assets:
Futures	42,977		240,104		– 0	–	283,081
Forward Currency Exchange Contracts	– 0	–	989,282		– 0	–	989,282
Centrally Cleared Interest Rate Swaps	– 0	–	73,089		– 0	–	73,089
Credit Default Swaps	– 0	–	4,307		– 0	–	4,307
Total Return Swaps	– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Futures	(1,695,002)		(31,310)		– 0	–	(1,726,312)
Forward Currency Exchange Contracts	– 0	–	(1,032,670)		– 0	–	(1,032,670)
Put Options Written	– 0	–	(146,385)		– 0	–	(146,385)
Call Options Written	– 0	–	(201,715)		– 0	–	(201,715)
Centrally Cleared Interest Rate Swaps	– 0	–	(3,197)		– 0	–	(3,197)

Total(b)	$36,235,605		$83,360,688		$5,464,556		$125,060,849

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 8/31/17	$3,654,007		$3,654,007
Accrued discounts/(premiums)	(3,487)		(3,487)
Realized gain (loss)	99		99
Change in unrealized appreciation/depreciation	18,272		18,272
Purchases	2,095,395		2,095,395
Sales	(25,703)		(25,703)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(274,027)		(274,027	)(a)

Balance as of 11/30/17	$5,464,556		$5,464,556

Net change in unrealized appreciation/depreciation from investments held as of 11/30/17	$18,272		$18,272

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of November 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2017 is as follows:

Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/17 (000)			Dividend Income (000)
AB Government Money Market	$852	$16,000	$16,852	$	– 0	–	$3

AB Tax-Managed Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 53.1%
Information Technology - 14.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	107,060	$3,993,338
Nokia Oyj (Sponsored ADR)-Class A	233,010	1,167,380

		5,160,718

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp./DE	46,013	3,221,370

Internet Software & Services - 4.0%
Alphabet, Inc.-Class A (a)	1,345	1,393,649
Alphabet, Inc.-Class C (a)	10,905	11,138,476
eBay, Inc. (a)	86,978	3,015,527
Facebook, Inc.-Class A (a)	75,099	13,306,041

		28,853,693

IT Services - 1.6%
Cognizant Technology Solutions Corp.-Class A	764	55,222
Fiserv, Inc. (a)	26,440	3,475,538
Visa, Inc.-Class A	74,514	8,389,531

		11,920,291

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	117,377	5,263,185
Texas Instruments, Inc.	49,598	4,825,389
Xilinx, Inc.	59,159	4,112,142

		14,200,716

Software - 2.9%
Adobe Systems, Inc. (a)	17,579	3,190,061
Electronic Arts, Inc. (a)	4,384	466,238
Microsoft Corp.	116,717	9,824,070
Oracle Corp.	157,911	7,747,114

		21,227,483

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	89,387	15,361,156
HP, Inc.	196,991	4,225,457
Xerox Corp.	73,806	2,189,086

		21,775,699

		106,359,970

Financials - 8.4%
Banks - 4.3%
Bank of America Corp.	372,263	10,486,649
Citigroup, Inc.	2,150	162,325
Comerica, Inc.	7,944	661,815
JPMorgan Chase & Co.	90,932	9,504,212
US Bancorp	60,756	3,350,693
Wells Fargo & Co.	127,381	7,193,205

		31,358,899

Company	Shares	U.S. $ Value
Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)	20,501	$5,076,868
MarketAxess Holdings, Inc.	1,737	339,184
S&P Global, Inc.	18,247	3,019,513

		8,435,565

Consumer Finance - 0.6%
Capital One Financial Corp.	4,640	426,880
Synchrony Financial	101,334	3,636,877

		4,063,757

Insurance - 2.3%
Allstate Corp. (The)	52,317	5,370,863
American International Group, Inc.	69,239	4,151,571
FNF Group	80,661	3,263,544
Progressive Corp. (The)	79,871	4,247,540

		17,033,518

		60,891,739

Health Care - 8.4%
Biotechnology - 1.3%
Biogen, Inc. (a)	14,535	4,682,741
Gilead Sciences, Inc.	59,377	4,440,212

		9,122,953

Health Care Equipment & Supplies - 1.4%
Danaher Corp.	600	56,616
Edwards Lifesciences Corp. (a)	38,817	4,549,352
Intuitive Surgical, Inc. (a)	6,807	2,721,303
Medtronic PLC	30,154	2,476,548

		9,803,819

Health Care Providers & Services - 2.9%
Aetna, Inc.	33,645	6,062,156
Cigna Corp.	16,232	3,436,801
McKesson Corp.	22,553	3,331,980
Quest Diagnostics, Inc.	23,486	2,312,432
UnitedHealth Group, Inc.	26,833	6,122,486

		21,265,855

Health Care Technology - 0.4%
Cerner Corp. (a)	43,367	3,065,613

Life Sciences Tools & Services - 0.0%
Mettler-Toledo International, Inc. (a)	20	12,584

Pharmaceuticals - 2.4%
Johnson & Johnson	58,290	8,121,546
Merck & Co., Inc.	47,040	2,599,901
Pfizer, Inc.	105,003	3,807,409
Zoetis, Inc.	39,761	2,874,322

		17,403,178

		60,674,002

Company	Shares	U.S. $ Value
Consumer Discretionary - 5.8%
Auto Components - 0.5%
Magna International, Inc. (New York)-Class A	61,846	$3,463,376

Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	22,196	3,817,046
Starbucks Corp.	30,807	1,781,261

		5,598,307

Internet & Direct Marketing Retail - 0.3%
Priceline Group, Inc. (The) (a)	1,211	2,106,789

Media - 1.7%
CBS Corp.-Class B	54,181	3,037,387
Comcast Corp.-Class A	187,032	7,021,181
Walt Disney Co. (The)	20,956	2,196,608

		12,255,176

Specialty Retail - 2.0%
Home Depot, Inc. (The)	40,865	7,348,344
Ross Stores, Inc.	46,465	3,532,734
TJX Cos., Inc. (The)	54,534	4,120,044

		15,001,122

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc.-Class B	56,362	3,405,392

		41,830,162

Consumer Staples - 5.0%
Beverages - 1.0%
Constellation Brands, Inc.-Class A	7,710	1,677,619
Monster Beverage Corp. (a)	7,359	461,188
PepsiCo, Inc.	44,411	5,174,770

		7,313,577

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	21,673	3,997,151
CVS Health Corp.	30,494	2,335,841
Wal-Mart Stores, Inc.	45,017	4,377,003

		10,709,995

Food Products - 0.6%
Tyson Foods, Inc.-Class A	51,540	4,239,165

Household Products - 1.0%
Kimberly-Clark Corp.	18,182	2,177,476
Procter & Gamble Co. (The)	55,988	5,038,360

		7,215,836

Tobacco - 0.9%
Altria Group, Inc.	97,415	6,607,660

		36,086,233

Industrials - 4.9%
Aerospace & Defense - 2.2%
Boeing Co. (The)	17,025	4,712,520
Hexcel Corp.	36	2,232

Company	Shares	U.S. $ Value
L3 Technologies, Inc.	15,266	$3,031,675
Northrop Grumman Corp.	16,769	5,154,790
Raytheon Co.	14,300	2,733,445

		15,634,662

Airlines - 0.4%
Delta Air Lines, Inc.	48,076	2,544,182

Building Products - 0.0%
Allegion PLC	1,828	153,808
AO Smith Corp.	2,293	145,422

		299,230

Electrical Equipment - 0.4%
Eaton Corp. PLC	41,165	3,201,814

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	39,830	6,211,887
Roper Technologies, Inc.	2,143	572,631

		6,784,518

Machinery - 0.4%
Deere & Co.	3,187	477,604
IDEX Corp.	70	9,490
Oshkosh Corp.	25,880	2,330,235

		2,817,329

Road & Rail - 0.6%
Norfolk Southern Corp.	30,992	4,296,421

		35,578,156

Utilities - 2.1%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	82,426	6,398,730
Edison International	65,815	5,348,785

		11,747,515

Multi-Utilities - 0.5%
NiSource, Inc.	134,854	3,712,531

		15,460,046

Energy - 2.0%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	39,408	2,476,793

Oil, Gas & Consumable Fuels - 1.7%
Devon Energy Corp.	73,356	2,826,406
EOG Resources, Inc.	43,613	4,462,482
Hess Corp.	39,825	1,827,171
Marathon Petroleum Corp.	51,560	3,229,203

		12,345,262

		14,822,055

Real Estate - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle International Corp.	29,974	3,387,062

Company	Shares	U.S. $ Value
Mid-America Apartment Communities, Inc.	40,515	$4,150,357

		7,537,419

Materials - 0.6%
Chemicals - 0.6%
DowDuPont, Inc.	63,288	4,554,204

Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	27,709	1,692,189

Total Common Stocks (cost $297,255,282)		385,486,175

INVESTMENT COMPANIES - 46.7%
Funds and Investment Trusts - 46.7% (b)(c)
AB Discovery Growth Fund, Inc.-Class Z (a)	1,504,880	18,058,554
AB Discovery Value Fund-Class Z	731,312	17,558,803
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	3,322,595	43,492,769
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	10,937,930	142,302,473
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	1,364,468	17,287,805
Sanford C. Bernstein Fund, Inc.-AB Emerging Markets Portfolio-Class Z	617,730	19,890,913
Sanford C. Bernstein Fund, Inc.- AB Tax-Managed International Portfolio-Class Z	4,388,712	80,137,882

Total Investment Companies (cost $318,344,359)		338,729,199

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.91% (b)(c)(d) (cost $2,120,017)	2,120,017	2,120,017

Total Investments - 100.1% (cost $617,719,658) (e)		726,335,391
Other assets less liabilities - (0.1)%		(610,107)

Net Assets - 100.0%		$725,725,284

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,745,704 and gross unrealized depreciation of investments was $(1,129,971), resulting in net unrealized appreciation of $108,615,733.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Tax-Managed Wealth Appreciation Strategy

November 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$385,486,175		$	– 0	–	$	– 0	–	$385,486,175
Investment Companies	338,729,199			– 0	–		– 0	–	338,729,199
Short-Term Investments	2,120,017			– 0	–		– 0	–	2,120,017

Total Investments in Securities	726,335,391			– 0	–		– 0	–	726,335,391
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$726,335,391		$	– 0	–	$	– 0	–	$726,335,391

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Strategy managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2017 is as follows:

											Distributions
Fund	Market Value 8/31/17 (000)	Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 11/30/17 (000)	Dividend Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$16,720	$	– 0	–	$545	$19		$1,865		$18,059	$	– 0	–	$	– 0	–
AB Discovery Value Fund	16,338		– 0	–	708	29		1,900		17,559		– 0	–		– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio	41,608		– 0	–	244	8		2,121		43,493		– 0	–		– 0	–
Bernstein Fund, Inc.-International
Strategic Equities Portfolio	136,294		– 0	–	489	25		6,472		142,302		– 0	–		– 0	–
Bernstein Fund, Inc.-Small Cap Core Portfolio	16,404		1,143		629	30		340		17,288		– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	2,764		19,161		19,805	– 0	–	– 0	–	2,120		5			– 0	–
Total	$230,128		$20,304		$22,420	$111		$12,698		$240,821		$5		$	– 0	–

AB Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 53.1%
Information Technology - 14.7%
Communications Equipment - 0.7%
Cisco Systems, Inc.	171,355	$6,391,542
Nokia Oyj (Sponsored ADR)-Class A	568,797	2,849,673

		9,241,215

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp./DE	91,226	6,386,732

Internet Software & Services - 4.0%
Alphabet, Inc.-Class C (a)	25,717	26,267,601
eBay, Inc. (a)	126,605	4,389,395
Facebook, Inc.-Class A (a)	140,134	24,828,942

		55,485,938

IT Services - 1.6%
Fiserv, Inc. (a)	54,838	7,208,455
Visa, Inc.-Class A	127,401	14,344,079

		21,552,534

Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	224,981	10,088,148
Texas Instruments, Inc.	98,696	9,602,134
Xilinx, Inc.	118,224	8,217,750

		27,908,032

Software - 2.9%
Adobe Systems, Inc. (a)	31,632	5,740,259
Microsoft Corp.	235,085	19,787,104
Oracle Corp.	311,647	15,289,402

		40,816,765

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	167,866	28,847,772
HP, Inc.	393,610	8,442,935
Xerox Corp.	159,979	4,744,977

		42,035,684

		203,426,900

Health Care - 8.3%
Biotechnology - 1.2%
Biogen, Inc. (a)	29,218	9,413,163
Gilead Sciences, Inc.	104,610	7,822,736

		17,235,899

Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	44,002	5,157,035
Intuitive Surgical, Inc. (a)	12,573	5,026,434
Medtronic PLC	64,279	5,279,234

		15,462,703

Health Care Providers & Services - 3.0%
Aetna, Inc.	67,417	12,147,195

Company	Shares	U.S. $ Value
Cigna Corp.	34,442	$7,292,405
McKesson Corp.	44,356	6,553,155
Quest Diagnostics, Inc.	49,308	4,854,866
UnitedHealth Group, Inc.	43,736	9,979,243

		40,826,864

Health Care Technology - 0.5%
Cerner Corp. (a)	88,915	6,285,401

Pharmaceuticals - 2.5%
Johnson & Johnson	116,130	16,180,393
Merck & Co., Inc.	94,084	5,200,023
Pfizer, Inc.	208,329	7,554,009
Zoetis, Inc.	79,966	5,780,742

		34,715,167

		114,526,034

Financials - 8.2%
Banks - 4.3%
Bank of America Corp.	709,485	19,986,192
JPMorgan Chase & Co.	180,337	18,848,823
US Bancorp	130,964	7,222,665
Wells Fargo & Co.	245,010	13,835,715

		59,893,395

Capital Markets - 1.2%
Goldman Sachs Group, Inc. (The)	39,236	9,716,403
S&P Global, Inc.	37,400	6,188,952

		15,905,355

Consumer Finance - 0.5%
Synchrony Financial	188,676	6,771,582

Insurance - 2.2%
Allstate Corp. (The)	79,869	8,199,351
American International Group, Inc.	137,284	8,231,549
FNF Group	143,123	5,790,757
Progressive Corp. (The)	165,579	8,805,491

		31,027,148

		113,597,480

Consumer Discretionary - 6.0%
Auto Components - 0.5%
Magna International, Inc. (New York)-Class A	126,316	7,073,696

Hotels, Restaurants & Leisure - 0.8%
McDonald’s Corp.	46,924	8,069,520
Starbucks Corp.	56,957	3,293,254

		11,362,774

Internet & Direct Marketing Retail - 0.4%
Priceline Group, Inc. (The) (a)	2,730	4,749,408

Media - 1.7%
CBS Corp.-Class B	99,681	5,588,117
Comcast Corp.-Class A	349,934	13,136,522

Company	Shares	U.S. $ Value
Walt Disney Co. (The)	50,081	$5,249,491

		23,974,130

Specialty Retail - 2.1%
Home Depot, Inc. (The)	83,397	14,996,449
Ross Stores, Inc.	93,272	7,091,470
TJX Cos., Inc. (The)	93,570	7,069,213

		29,157,132

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc.-Class B	107,893	6,518,895

		82,836,035

Industrials - 4.9%
Aerospace & Defense - 2.1%
Boeing Co. (The)	34,729	9,612,987
L3 Technologies, Inc.	18,652	3,704,101
Northrop Grumman Corp.	34,033	10,461,744
Raytheon Co.	29,612	5,660,334

		29,439,166

Airlines - 0.4%
Delta Air Lines, Inc.	95,932	5,076,721

Electrical Equipment - 0.6%
Eaton Corp. PLC	97,952	7,618,706

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	80,114	12,494,579

Machinery - 0.3%
Oshkosh Corp.	50,590	4,555,124

Road & Rail - 0.6%
Norfolk Southern Corp.	62,209	8,624,034

		67,808,330

Consumer Staples - 4.9%
Beverages - 0.8%
PepsiCo, Inc.	92,691	10,800,355

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	41,507	7,655,136
CVS Health Corp.	49,690	3,806,254
Wal-Mart Stores, Inc.	85,269	8,290,705

		19,752,095

Food Products - 0.6%
Tyson Foods, Inc.-Class A	95,381	7,845,087

Household Products - 1.1%
Kimberly-Clark Corp.	40,114	4,804,053
Procter & Gamble Co. (The)	118,162	10,633,398

		15,437,451

Tobacco - 1.0%
Altria Group, Inc.	196,970	13,360,475

		67,195,463

Company	Shares	U.S. $ Value
Energy - 2.1%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	69,759	$4,384,353

Oil, Gas & Consumable Fuels - 1.8%
Devon Energy Corp.	138,957	5,354,013
EOG Resources, Inc.	77,105	7,889,384
Hess Corp.	94,896	4,353,829
Marathon Petroleum Corp.	107,564	6,736,733

		24,333,959

		28,718,312

Utilities - 2.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	128,982	10,012,873
Edison International	121,524	9,876,255

		19,889,128

Multi-Utilities - 0.5%
NiSource, Inc.	262,848	7,236,205

		27,125,333

Real Estate - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Crown Castle International Corp.	63,705	7,198,665
Mid-America Apartment Communities, Inc.	83,761	8,580,477

		15,779,142

Materials - 0.7%
Chemicals - 0.7%
DowDuPont, Inc.	126,656	9,114,166

Telecommunication Services - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	45,052	2,751,326

Total Common Stocks (cost $659,504,325)		732,878,521

INVESTMENT COMPANIES - 46.8%
Funds and Investment Trusts - 46.8% (b)(c)
AB Discovery Growth Fund, Inc.-Class Z (a)	2,818,692	33,824,307
AB Discovery Value Fund-Class Z	1,419,608	34,084,786
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	6,290,056	82,336,832
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	20,966,436	272,773,326
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	2,617,719	33,166,501
Sanford C Bernstein Fund, Inc.-AB International Portfolio-Class Z	8,404,356	153,043,332
Sanford C. Bernstein Fund, Inc.-AB Emerging Markets Portfolio-Class Z	1,163,145	37,453,264

Total Investment Companies (cost $607,655,720)		646,682,348

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.91% (b)(c)(d) (cost $1,500,961)	1,500,961	$1,500,961

Total Investments - 100.0% (cost $1,268,661,006) (e)		1,381,061,830
Other assets less liabilities - 0.0%		198,706

Net Assets - 100.0%		$1,381,260,536

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $120,385,038 and gross unrealized depreciation of investments was $(7,984,214), resulting in net unrealized appreciation of $112,400,824.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Wealth Appreciation Strategy

November 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$732,878,521		$	– 0	–	$	– 0	–	$732,878,521
Investment Companies	646,682,348			– 0	–		– 0	–	646,682,348
Short-Term Investments	1,500,961			– 0	–		– 0	–	1,500,961

Total Investments in Securities	1,381,061,830			– 0	–		– 0	–	1,381,061,830
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,381,061,830		$	– 0	–	$	– 0	–	$1,381,061,830

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2017 is as follows:

													Distributions
Fund	Market Value 8/31/17 (000)		Purchases at Cost (000)			Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 11/30/17 (000)		Dividend Income (000)			Realized Gains (000)
AB Discovery Growth Fund, Inc.	$32,171		$	– 0	–	$1,950	$113		$3,490		$33,824		$	– 0	–	$	– 0	–
AB Discovery Value Fund	31,436			– 0	–	1,081	47		3,683		34,085			– 0	–		– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio	80,301			– 0	–	2,049	107		3,978		82,337			– 0	–		– 0	–
Bernstein Fund, Inc.-International Strategic Equities Portfolio	263,694			– 0	–	1,209	29		10,259		272,773			– 0	–		– 0	–
Bernstein Fund, Inc.-Small Cap Core Portfolio	31,564			– 0	–	1,309	64		2,848		33,167			– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	7,448			37,571		43,518	– 0	–	– 0	–	1,501			7			– 0	–
AB Government Money Market	– 0	–		14,899		14,899	– 0	–	– 0	–	– 0	–		2			– 0	–

Total	$446,614			$52,470		$66,015	$360		$24,258		$457,687			$9		$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2018